UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the fiscal year ended September 30, 2012

Lord Abbett Municipal Income Fund
Annual Report
For the fiscal year ended September 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Municipal Income Fund for the fiscal year ended September 30, 2012. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow
Chairman

Municipal Bond Market Review

The municipal bond market for the 12-month period was significantly influenced by the Federal Reserve’s commitment to keeping short-term rates near 0%, which has anchored the front end of both the Treasury and municipal yield curves at very low levels. The Fed’s monetary stance is designed to support a stronger economic recovery amid tepid expectations. Historically, the municipal and Treasury markets tend to move in tandem, but municipal bonds recently have lagged, and their yields are currently above those of Treasury securities across all maturities. With municipal credit quality generally stable throughout the period, investors have been willing to reach down in credit quality in an effort to find higher yields in the low-interest rate environment. The desire for income, at a time when the yield curve remains very steep, also caused heightened demand for bonds with longer maturities.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2012, totaled approximately $279 billion, a more than 44% increase in issuance compared with the year-ago period. Two predominant factors account for this increase. The first is the relatively low supply in 2011, as a significant amount of new supply was “pulled forward” into 2010 in anticipation of the expiration of the Build America Bonds program. The second factor pertains to a heavy amount of refunding issuance. With such a low rate environment, municipalities have sought to reduce their borrowing costs by reissuing debt at more advantageous terms. These new bonds are referred to as “refunding bonds”. In the same period, refunding issuance totaled nearly $176 billion, more than two-thirds the amount of refunding in 2011 and representing approximately 63% of total issuance. It is worth noting, however, that new-money deals have increased 6.2% for this period, also contributing to higher issuance.

          Despite ominous headlines regarding fiscal issues of state and local municipalities, municipal bond defaults have remained exceedingly rare within the investment-grade segment of the market. For the calendar year through July 2012, there have been eight Chapter 9 filings: one city, one town, one hospital authority, four municipalities, and one special municipal district bond. These bankruptcies made headline news, even though the outstanding par value of their bonds represents less than 0.03% of the $3.7 trillion municipal bond market. Much of the isolated financial distress faced by municipalities can be attributed to idiosyncratic structural issues, which professional money managers, through in-depth credit research, strive to avoid. There are, admittedly, pockets of distress in the municipal bond market, but the general trend during the 12-month period has been one of an improving credit profile.

          The national unemployment rate fell to 7.8%, which is the lowest it has been in more than three years. Job gains, albeit modest, give some promise of continued economic improvement. Additional indicators further support this trend. The Dow Jones Industrial Average, for example, hovered near a four-year high, gross domestic product rose above its pre-recession peak, and the Consumer Confidence Index rose from 61.3 in August to 70.3 in September. These improvements have contributed to 10 consecutive quarters of rising state tax collections, reduced expenditures on projects and payrolls, and adjustments to pension plans by 35 states.

The table below shows each Fund’s performance relative to its benchmark for the year ended September 30, 2012.

	Class A Shares @ NAV 9/30/12 12-Mo. Return	Lipper Funds Average[1]	Barclays Muni Bond Index[2]	Barclays Muni Bond Index: 7 Year (6-8)[3]	Barclays High Yield Muni Bond Index[4]	Barclays Muni Bond Index: 1 Year (1-2) [5]

Short Duration Tax Free Fund	2.65%	1.80%	—	—	—	0.94%
Intermediate Tax Free Fund	8.04	6.93	—	6.65%	—	—
AMT Free Municipal Bond Fund	13.16	10.26	8.32%	—	—	—
National Tax Free Fund	14.37	10.26	8.32	—	—	—
High Yield Municipal Bond Fund	13.79	13.69	—	—	14.79%	—
California Tax Free Fund	12.94	11.40	8.32	—	—	—
New Jersey Tax Free Fund	12.41	9.80	8.32	—	—	—
New York Tax Free Fund	11.05	9.10	8.32	—	—	—

Short Duration Tax Free Fund

The Short Duration Tax Free Fund outperformed the Barclays Municipal Bond Index: 1 Year (1-2)5 during the 12-month period. The Fund’s barbell posture had a positive impact upon absolute performance, utilizing a blend of money market securities and bonds with three-year maturities and longer. Intermediate maturities also outperformed on an absolute basis, helping the Fund outperform the bullet-structured index. The Fund’s exposure to ‘A’ and ‘BBB’ rated bonds also contributed to absolute performance. Electric utilities was the Fund’s best performing sector on an absolute basis, while water and sewer bonds, despite a positive contribution, lagged other sectors

Intermediate Tax Free Fund

The Intermediate Tax Free Fund outperformed the Barclays Municipal Bond Index: 7 Year (6-8)3 during the 12-month period. The Fund’s positive absolute performance can be attributed to holdings of bonds rated ‘A’ and lower, as lower-rated bonds outperformed higher-rated bonds. The Fund’s positioning in bonds with maturities 12 years and longer also added to absolute performance, while bonds with maturities shorter than three years contributed the least. Health care contributed the most to Fund performance on an absolute basis, while water and sewer bonds, despite a positive contribution, lagged other sectors.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund outperformed the Barclays Municipal Bond Index2 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 16 years and bonds rated ‘A’ and lower contributed to absolute performance, as lower-rated bonds outperformed higher-rated bonds. The municipal bond yield curve remained steep, although it flattened somewhat at longer maturities. Within sectors, allocations to health care and tobacco bonds helped absolute Fund performance, while bonds backed by government lease appropriations lagged most sectors.

National Tax Free Fund

The National Tax Free Fund outperformed the Barclays Municipal Bond Index2 during the 12-month period. The Fund’s exposure to bonds rated ‘A’ and lower contributed to absolute Fund performance, as lower-rated bonds outperformed higher-rated bonds with investors increasing their tolerance for taking on credit risk. The municipal bond yield curve remained steep, although it flattened somewhat at longer maturities. The Fund’s exposure to bonds in the 16- to 25-year range provided some of the strongest absolute return among various maturity ranges. Within sectors, health care and tobacco bonds contributed to absolute Fund performance, while industrial development bonds lagged other sectors.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed the Barclays Capital High Yield Municipal Bond Index4 during the 12-month period. On an absolute basis, the Fund’s exposure to short and intermediate bonds hampered performance. Holdings of bonds with maturities of 20 years and longer and its allocation to ‘BBB’ rated bonds contributed positively to absolute Fund performance. Lower-rated bonds outperformed higher-rated bonds. The municipal bond yield curve remained steep, although it flattened somewhat at longer maturities. Within sectors, airline and industrial revenue bonds were performance laggards on an absolute basis; however, exposure to tobacco and health care helped Fund performance.

California Tax Free Fund

The California Tax Free Fund outperformed the Barclays Municipal Bond Index2 during the 12-month period. The Fund’s exposure to bonds in the 17- to 25-year range and to bonds rated ‘BBB’ and lower contributed to absolute performance. Within sectors, health care bonds helped Fund performance on an absolute basis, while electric revenue and water and sewer bonds lagged most sectors.

          General obligation debt issued by the State of California was rated ‘A1’ by Moody’s and ‘A-’ by Standard & Poor’s, as of September 18, 2012. The outlook for California’s ratings was revised by

Standard & Poor’s to “positive” from “stable” due to an on-time budget, which helped avoid liquidity shortfalls, and an improved fiscal structure. With a gross state product of almost $1.8 trillion, the state is responsible for approximately 13% of the U.S. gross domestic product.

          The state’s economy boasts a well-educated work force, access to venture capital, and growing biotechnology and alternative energy industries. Although the state’s economic environment has improved, the state expects the unemployment rate to remain well above the current national unemployment rate of 7.8%. In addition, recent budget cuts have been made in areas that are not shielded by law or federal oversight, and, as a result, general fund support for public higher education has declined 21%. The 2012 California general election will help determine future sources of funding, as voters will decide whether or not to increase personal income and sales taxes.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund outperformed the Barclays Municipal Bond Index2 during the 12-month period. The Fund’s exposure to bonds rated ‘A’ and lower contributed to absolute Fund performance, as lower-rated bonds outperformed higher-rated bonds. The municipal bond yield curve remained steep, although it flattened somewhat at longer maturities. The Fund’s exposure to 16- to 25-year maturities provided the strongest return among various maturity ranges on an absolute basis. In terms of sector allocation, the Fund’s exposure to tobacco and port facility bonds helped performance on an absolute basis, while electric revenue bonds lagged other sectors.

          General obligation debt issued by the State of New Jersey was rated ‘Aa2’ by Moody’s and ‘AA-’ by Standard & Poor’s, as of September 18, 2012. Standard & Poor’s revised its outlook to “negative” from “stable” due to the state’s optimistic revenue assumptions, lack of long-term measures to offset revenue shortfalls, and growing expenditure pressures, including pension-funding increases, Medicaid funding, and debt service. New Jersey’s high investment-grade ratings do, however, reflect a strong economic base and high wealth levels, which continue to be the highest among the 50 states.

          New Jersey ended its fiscal year on June 30, 2012, with a revenue shortfall of $254 million. In addition, Fitch Ratings released tax-collection data that indicated that New Jersey’s budget was $100 million off its projections after the first two months of the 2013 fiscal year. The budget includes the $347.5 million in tax-relief measures provided in 2012, without any tax increases.

          The state’s economic recovery remains muted, and this is evident in the state’s unemployment rate. As of August 2012, the Bureau of Labor Statistics reported the unemployment rate at 9.9% for the state, well above the 8.1% national average.

New York Tax Free Fund

The New York Tax Free Fund outperformed the Barclays Municipal Bond Index2 during the 12-month period. The Fund’s exposure to bonds rated ‘BBB’ and lower contributed to absolute Fund performance, as lower-rated bonds outperformed higher-rated bonds. The municipal bond yield curve remained steep, although it flattened somewhat at longer maturities. The Fund’s exposure to bonds with maturities of 15 years and longer provided the strongest return among various maturity ranges, while shorter maturities hampered performance on an absolute basis. In terms of sector allocation, the Fund’s allocation to private higher education and health care bonds helped absolute Fund performance, while electric revenue bonds lagged most sectors.

          General obligation debt issued by the State of New York was rated ‘Aa2’ by Moody’s and ‘AA’ by Standard & Poor’s, and the state’s outlook was revised to “positive” from “stable” as of September 18, 2012. These ratings are based on the state’s strong and diverse economy, broad flexibility to raise revenue and adjust spending, and a history of well-established budget practices and financial controls. Dependence on income taxes, high tax-supported debt burden, and state politics are among some of the challenges the state continues to face. In addition, general reliance on the New York City-based financial services industry continues to contribute to the cyclical nature of state revenues.

          As of August 2012, New York’s unemployment rate remained high at 9.1%, compared with the 8.1% national average at that time. The finance and insurance sectors accounted for more than 20% of state wage income in 2011, but only 7.9% of state employment, thus making the industry a critical component of tax revenue. Personal income has been strong, with per capita personal income above 120% of the national average.

          Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2 The Barclays Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of at least Baa, an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax.

3 The Barclays 7 Year Municipal Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. This index is the 7 Year (6-8) component of the Municipal Bond index. It is market-value-weighted according to the value of each bond in the Index.

4 The Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds. The Barclays High Yield Municipal Bond Index is a subset of the Barclays

Municipal Bond Index; a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market

5 The Barclays 1 Year Municipal Index is an unmanaged index comprised of investment grade municipal bonds with maturities of one to two years. This index is the 1 Year (1-2) component of the Municipal Bond index. It is market-value-weighted according to the value of each bond in the Index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2012. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index: 1 Year (1-2) and the Lipper Short Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	Life of Class
Class A4	0.36%	3.07%
Class C5	0.97%	2.92%
Class F6	2.75%	3.80%
Class I7	2.83%	3.91%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class C	Class F	Class I
0.93%	0.31%	1.05%	1.15%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
[3] Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

[4] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

[5] Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

[6] Class F shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.
[7] Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index: 7 Year (6-8) assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	5 Years	Life of Class
Class A3	5.63%	5.79%	4.31%
Class B4	2.19%	5.12%	3.89%
Class C5	6.32%	5.51%	3.81%
Class F6	8.15%	6.37%	6.37%
Class I7	8.22%	—	9.99%
Class P8	7.79%	6.06%	4.37%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class B	Class C	Class F	Class I	Class P
2.22%	1.49%	1.60%	2.37%	2.47%	2.05%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

[3] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return. The Class A share inception date is June 30, 2003.

[4] Class B shares were first offered on June 30, 2003. Performance reflects the deduction of CDSC of 5% for 1 year, 2% for 5 years and 0% for the life of the Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

[5] Class C shares were first offered on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

[6] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[7] Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.
[8] Class P shares were first offered on June 30, 2003. Performance is at net asset value.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	Life of Class
Class A4	10.59%	8.03%
Class C5	11.29%	8.43%
Class F6	13.20%	9.44%
Class I7	13.41%	9.59%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class C	Class F	Class I
3.44%	2.75%	3.59%	3.73%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
[3] Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

[4] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

[5] Class C shares Commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

[6] Class F shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.
[7] Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A4	11.82%	5.31%	4.23%	—
Class B5	8.52%	4.63%	3.89%	—
Class C6	12.64%	5.08%	3.78%	—
Class F7	14.48%	5.88%	—	5.88%
Class I8	14.62%	—	—	9.24%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class B	Class C	Class F	Class I
3.68%	2.99%	3.13%	3.86%	3.95%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
[3] Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

[4] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return.

[5] Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B sharess automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

[6] The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
[7] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[8] Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays High Yield Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	5 Years	Life of Class
Class A4	11.27%	0.98%	2.21%
Class B5	7.95%	0.45%	2.09%
Class C6	12.08%	0.80%	2.12%
Class F7	13.89%	1.56%	1.56%
Class I8	14.08%	—	7.56%
Class P9	13.56%	1.28%	2.54%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class B	Class C	Class F	Class I	Class P
4.62%	3.99%	4.09%	4.81%	4.94%	4.52%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.

[2] Performance for the unmanaged indexes does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund’s performance. Indexes and average are calculated from December 31, 2004 to September 30, 2012.

[3] Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

[4] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2012, is calculated using SEC required uniform method to compute such return. The Class A inception date is December 30, 2004.

[5] Class B shares were first offered on December 30, 2004. Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for five years and 0% for the life of the Class. Class B sharess automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

[6] Class C shares were first offered on December 30, 2004. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

[7] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[8] Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.
[9] Class P shares were first offered on December 30, 2004. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A5	10.37%	4.59%	3.77%	—
Class C6	11.23%	4.37%	3.34%	—
Class F7	13.04%	5.17%	—	5.16%
Class I8	13.17%	—	—	14.63%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class C	Class F	Class I
3.37%	2.81%	3.56%	3.69%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
[3] The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
[4] Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

[5] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return.

[6] The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
[7] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[8] Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A5	9.83%	4.33%	3.56%	—
Class F6	12.51%	4.93%	—	4.92%
Class I7	12.43%	—	—	13.50%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class F	Class I
3.21%	3.38%	3.51%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
[3] The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
[4] Source: Lipper Inc. The performance of the average is not necessarily representative of the fund’s performance.

[5] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return.

[6] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[7] Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A5	8.50%	4.88%	4.00%	—
Class C6	9.36%	4.67%	3.57%	—
Class F7	11.15%	5.48%	—	5.48%
Class I8	11.30%	—	—	12.39%

Standardized Yield for the Period Ended September 30, 2012

Class A	Class C	Class F	Class I
3.17%	2.62%	3.34%	3.46%

[1] Reflects the deduction of the maximum initial sales charge of 2.25%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
[3] The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
[4] Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

[5] Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2012, is calculated using the SEC required uniform method to compute such return.

[6] The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
[7] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[8] Class I shares commenced operations and performance for the Class began on January 30, 2011. Performance is at net asset value.

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 through September 30, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/12 – 9/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,013.80	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.08
Class C
Actual	$1,000.00	$1,010.40	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.63	$6.41
Class F
Actual	$1,000.00	$1,014.30	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.43	$2.58
Class I
Actual	$1,000.00	$1,014.70	$2.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.07

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.61% for Class A, 1.27% for Class C, 0.51% for Class F and 0.41% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	8.09%
AA+	8.92%
AA	14.43%
AA-	13.98%
A+	13.09%
A	9.93%
A-	8.34%
BBB+	5.44%
BBB	7.30%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	2.97%
BB+	0.22%
BB	1.80%
B+	0.39%
B	0.26%
B2	0.20%
NR	4.64%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,039.10	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.39
Class B
Actual	$1,000.00	$1,035.00	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.63	$7.41
Class C
Actual	$1,000.00	$1,036.60	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.29	$6.76
Class F
Actual	$1,000.00	$1,040.60	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.88
Class I
Actual	$1,000.00	$1,041.00	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class P
Actual	$1,000.00	$1,038.80	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.60

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.67% for Class A, 1.47% for Class B, 1.34% for Class C, 0.57% for Class F, 0.48% for Class I and 0.91% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	7.64%
AA+	8.79%
AA	13.78%
AA-	13.86%
A+	14.85%
A	8.78%
A-	8.09%
BBB+	4.89%
BBB	4.16%
BBB-	6.19%

Credit Rating: S&P or Moody’s(a)	%*
BB+	0.39%
BB	1.05%
BB-	0.18%
B+	0.91%
B	1.66%
B-	1.46%
NR	3.32%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,060.20	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.17	$2.88
Class C
Actual	$1,000.00	$1,056.20	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.41	$6.66
Class F
Actual	$1,000.00	$1,060.80	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.33
Class I
Actual	$1,000.00	$1,061.30	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.82

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.57% for Class A, 1.32% for Class C, 0.46% for Class F and 0.36% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.91%
AA+	2.35%
AA	6.93%
AA-	12.08%
A+	17.91%
A	15.02%
A-	10.74%
BBB+	7.55%
BBB	7.74%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	7.23%
BB+	2.02%
BB	1.93%
BB-	0.13%
B+	0.87%
B	1.27%
B-	2.51%
NR	2.81%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,066.40	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.94
Class B
Actual	$1,000.00	$1,061.90	$8.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.09	$7.97
Class C
Actual	$1,000.00	$1,062.90	$7.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.91	$7.16
Class F
Actual	$1,000.00	$1,066.90	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.44
Class I
Actual	$1,000.00	$1,067.50	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.93

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.42% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	2.63%
AA+	6.19%
AA	11.81%
AA-	10.12%
A+	15.02%
A	7.79%
A-	10.67%
BBB+	4.66%
BBB	5.88%
BBB-	7.88%
BB+	1.00%

Credit Rating: S&P or Moody’s(a)	%*
BB	1.81%
BB-	0.79%
B+	1.19%
B	2.43%
B-	3.33%
CCC+	0.25%
CC	0.01%
NR	6.54%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,070.50	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.34
Class B
Actual	$1,000.00	$1,066.60	$8.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.92	$8.17
Class C
Actual	$1,000.00	$1,067.20	$7.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.56	$7.52
Class F
Actual	$1,000.00	$1,071.90	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.84
Class I
Actual	$1,000.00	$1,072.40	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.34
Class P
Actual	$1,000.00	$1,069.50	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.62	$5.45

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.86% for Class A, 1.62% for Class B, 1.49% for Class C, 0.76% for Class F, 0.66% for Class I and 1.08% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.83%
AA+	1.94%
AA	7.30%
AA-	1.47%
A+	3.26%
A	2.28%
A-	3.64%
BBB+	5.08%
BBB	6.54%
BBB-	9.49%
BB+	4.20%
BB	2.92%

Credit Rating: S&P or Moody’s(a)	%*
BB-	1.68%
B+	2.00%
B	7.13%
B-	11.33%
CCC+	0.40%
CCC	0.55%
Caa3	0.26%
CC	0.09%
NR	27.61%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,052.70	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.09
Class C
Actual	$1,000.00	$1,048.30	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.77	$7.31
Class F
Actual	$1,000.00	$1,053.20	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class I
Actual	$1,000.00	$1,053.80	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$3.08

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 1.45% for Class C, 0.71% for Class F and 0.61% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.89%
AA+	2.07%
AA	13.16%
AA-	12.53%
A+	20.92%
A	20.83%
A-	6.77%
BBB+	6.12%
BBB	3.41%
BBB-	2.13%

Credit Rating: S&P or Moody’s(a)	%*
BB+	1.42%
BB	1.03%
BB-	0.36%
B+	0.18%
B	1.02%
B-	1.82%
NR	4.34%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,053.90	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	$4.24
Class F
Actual	$1,000.00	$1,054.40	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.69
Class I
Actual	$1,000.00	$1,055.20	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$3.13

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.84% for Class A, 0.73% for Class F and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.68%
AA+	3.22%
AA	4.06%
AA-	14.19%
A+	28.41%
A	9.68%
A-	3.26%
BBB+	9.63%
BBB	3.08%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	6.52%
BB	1.90%
B+	3.03%
B	3.32%
B-	0.22%
NR	4.80%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	4/1/12	9/30/12	4/1/12 - 9/30/12

Class A
Actual	$1,000.00	$1,052.70	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.19
Class C
Actual	$1,000.00	$1,049.40	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.68	$7.36
Class F
Actual	$1,000.00	$1,053.10	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class I
Actual	$1,000.00	$1,054.70	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.23

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.46% for Class C, 0.73% for Class F and 0.64% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
September 30, 2012

Credit Rating: S&P or Moody’s(a)	%*
AAA	11.76%
AA+	5.22%
AA	9.12%
AA-	23.26%
A+	7.77%
A	6.56%
A-	10.34%
BBB+	6.05%
BBB	1.56%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	6.11%
BB+	2.28%
BB	1.49%
B+	1.27%
B-	1.55%
NR	5.66%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 81.98%

Corporate-Backed 5.13%
Beaver Cnty PA Indl Dev Auth Pollutn Ctrl Ser A Rmkt	2.70%		4/1/2035	Baa3	$10,000	$10,020,300
Beaver Cnty PA Indl Dev Auth Pollutn Ctrl Ser B Rmkt	2.50%		12/1/2041	Baa3	10,000	10,026,100
Burke Cnty GA Dev Auth Pollutn Ctrl Pwr Ctrl Plant	1.75%		12/1/2049	A	15,000	15,208,800
Burke Cnty GA Dev Auth Pollutn Ctrl Transmission Corp	1.25%		1/1/2052	AA-	7,250	7,294,152
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%		10/1/2032	A	10,000	10,214,300
CA St Muni Fin Auth Wst Mgmt Inc Pj Ser A	2.00%		2/1/2019	BBB	4,000	4,108,720
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	Baa1	2,000	2,147,860
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%		4/1/2029	A1	7,500	7,777,725
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%		6/1/2017	A+	2,590	2,883,473
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%		6/1/2015	A+	5,275	5,772,169
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2017	A+	3,365	3,933,954
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.93%	#	6/1/2013	A+	5,000	5,031,100
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%		6/1/2018	A+	8,000	9,315,600
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%		12/1/2029	BBB	4,000	4,015,880
Gulf Coast TX Wst Disp Auth US Steel Corp Pj	5.75%		9/1/2017	BB	6,850	7,223,257
Mobile AL Indl Dev Brd Pollutn Ctrl AL Pwr Co Rmkt	1.65%		6/1/2034	A	3,000	3,049,320
Navajo Cnty AZ Polltn Ctrl Corp AZ Pub Svc Co Cholla Ser A	1.25%		6/1/2034	Baa1	6,000	6,024,600
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%		9/1/2013	BBB	4,250	4,328,965
Valdez AK Marine Terminal Rev BP Pipelines Inc Pj Rmkt	5.00%		1/1/2018	A	10,000	11,703,600

Total						130,079,875

See Notes to Financial Statements.	25

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education 5.08%
AZ Brd of Regents COP Univ AZ Ser B	4.00%		6/1/2017	AA-	$2,050	$2,300,510
AZ Brd of Regents COP Univ AZ Ser B	4.00%		6/1/2018	AA-	2,140	2,420,597
AZ Brd of Regents COP Univ AZ Ser C	5.00%		6/1/2017	AA-	5,750	6,711,917
AZ Brd of Regents COP Univ AZ Ser C	5.00%		6/1/2018	AA-	3,215	3,810,032
CA St Univ Rev Systemwide Ser A	5.00%		11/1/2020	Aa2	5,000	6,227,600
Cleveland OH St Univ	5.00%		6/1/2018	A+	1,000	1,196,460
Cleveland OH St Univ	5.00%		6/1/2019	A+	1,265	1,527,703
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%		4/1/2013	NR	4,250	4,250,808
Harris Cnty TX Cultural Ed Facs Fin Corp Mtg Baylor College Ser B	1.23%	#	11/15/2045	A-	10,000	10,002,500
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%		7/1/2036	Aa1	5,250	5,384,032
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%		10/1/2014	A	1,595	1,661,001
MA St Hlth & Edl Facs Auth Amherst College Ser K-2	1.70%		11/1/2038	Aaa	5,000	5,125,350
NC Cap Facs Fin Agy High Point Univ	4.00%		5/1/2016	BBB+	1,770	1,928,096
NC Cap Facs Fin Agy High Point Univ	4.00%		5/1/2017	BBB+	2,785	3,068,513
NC Cap Facs Fin Agy High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,900,301
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%		4/1/2036	AA	14,000	14,579,250
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa1	1,000	1,050,610
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%		7/1/2014	A2	4,000	4,272,320
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	1,565	1,756,243
NY St Dorm Auth Rev St. John’s Univ Ser A ETM (NPFGC)	5.00%		7/1/2014	A-	2,000	2,163,420
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	4.00%		10/1/2014	A-	500	523,965
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2015	A-	800	878,976
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2016	A-	1,000	1,114,210
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2018	A-	2,500	2,772,450
SC Edl Facs Auth Furman Univ	4.00%		10/1/2015	A1	1,000	1,086,430
Univ of CA Rev Ser AB	5.00%		5/15/2020	Aa1	7,160	8,951,432

26	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Univ of NC Chapel Hill Ser B	0.904%	#	12/1/2041	Aaa	$25,000	$25,203,750
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2014	AAA	1,400	1,512,602
Univ of TX Rev Fing Sys Ser D	4.00%		8/15/2014	AAA	1,000	1,067,460
Wayne St Univ MI Rev Ser A	5.00%		11/15/2015	Aa2	3,975	4,395,754

Total						128,844,292

General Obligation 16.79%
AK Muni Bd Bk Auth Ser A1	3.00%		3/1/2014	Aa2	1,000	1,037,270
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%		11/1/2013	A+	7,210	7,580,089
Bedford Pk Vlg IL (AG)	5.00%		12/1/2013	AA-	1,275	1,330,373
Boston MA Ser A	5.00%		4/1/2014	Aaa	1,500	1,605,045
CA St	5.00%		9/1/2018	A1	7,500	9,064,425
CA St Sch Cash Reserve Pg Auth Ser D	2.00%		2/1/2013	NR	20,000	20,098,000
CA St Var Purp(c)	5.00%		9/1/2018	A1	8,050	9,729,149
CA St Var Purp	5.00%		9/1/2018	A1	3,750	4,532,213
CA St Var Purp	5.00%		11/1/2018	A1	12,150	14,745,118
Carmel IN 2002 Sch Bldg Fin Corp (AGM)	4.75%		7/15/2019	AA	6,105	7,026,428
Centennial Auth NC Rev (AG)	5.00%		9/1/2014	Aa2	3,460	3,699,467
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%		12/1/2014	A+	2,255	2,459,529
Chicago IL Ser A	5.25%		1/1/2022	Aa3	5,135	5,906,585
Chicago IL Ser A (AGM)	5.00%		1/1/2017	AA-	9,000	9,817,920
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%		6/15/2016	AA-	7,500	8,649,075
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%		6/15/2016	AA-	7,370	7,669,517
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%		12/1/2014	Aa3	1,690	1,814,536
Cook Cnty IL Ser A	5.00%		11/15/2017	AA	5,010	5,960,247
Cook Cnty IL Ser A (AMBAC)	5.00%		11/15/2014	AA	1,000	1,081,770
CT St Ser A (SIFMA)	1.10%	#	5/15/2018	AA	4,000	4,055,880
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%		12/1/2014	AA	3,500	3,746,505
Detroit MI Dist St Aid	5.00%		11/1/2015	AA	6,775	7,472,622
Dist of Columbia Ser E ETM (BHAC)	5.00%		6/1/2014	AA+	1,500	1,615,935
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,088,890
FL St Brd of Ed Pub Ed Ser C GTD	5.00%		6/1/2014	AAA	250	269,150
Frederick Cnty MD Pub Facs	4.00%		8/1/2018	AA+	6,820	7,966,988
Harris Cnty TX Ser A	5.00%		10/1/2019	AAA	4,600	5,748,344
Harris Cnty TX Ser A	5.00%		10/1/2020	AAA	4,800	6,040,608
Hartford CT	5.625%		2/1/2013	A1	590	600,225

See Notes to Financial Statements.	27

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Hawaii Cnty HI Ser A (AMBAC)	5.00%		7/15/2014	Aa2	$1,750	$1,894,200
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%		7/1/2014	Aa1	2,475	2,675,426
Houston TX Ser A	5.00%		3/1/2018	AA	7,365	8,925,864
Hudson Cnty NJ	2.00%		12/7/2012	NR	20,000	20,058,400
IL St	5.00%		8/1/2016	A	7,000	7,933,100
IL St 1st Ser (AGM)	5.50%		5/1/2016	AA-	7,000	8,003,310
IL St Ser A	3.00%		1/1/2018	A	10,000	10,536,200
IL St Unref Ser A	5.00%		10/1/2017	A	4,575	4,764,496
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%		1/1/2015	AA-	9,450	10,005,943
Kansas City MO Ser A	4.00%		2/1/2018	AA	9,000	10,417,590
Katy TX Indpt Sch Dist Ser C PSF GTD	0.804%	#	8/15/2036	AAA	20,000	20,051,400
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,159,990
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%		7/1/2014	Aa2	70	75,464
MD St Loc Facs Ln 2nd Ser	4.50%		8/1/2020	AAA	10,000	12,349,000
Metro Transn Auth NY Ser B (NPFGC)	5.50%		1/1/2013	AA-	25	25,323
Miami-Dade Cnty FL Seaport Ser C	4.25%		10/1/2017	Aa2	6,320	7,268,316
MN St Hwy & Var Purp	5.00%		8/1/2014	AA+	1,200	1,302,720
MN St Ser A	5.00%		10/1/2017	AA+	8,675	10,512,191
OH St Common Sch Ser A	5.00%		9/15/2018	AA+	6,200	7,621,040
OH St Common Sch Ser C	5.00%		9/15/2014	AA+	8,525	9,289,437
OH St Common Sch Ser C	5.00%		9/15/2020	AA+	10,080	12,620,261
OH St Infrastr Impt	5.35%		8/1/2014	AA+	1,000	1,091,210
PA St 2nd Ser	5.00%		2/15/2015	AA	11,400	12,625,386
Pittsburgh PA Pub Schs Dist Ser A	4.00%		9/1/2018	A1	7,090	8,054,594
Portsmouth VA Nts Ser C	3.00%		7/15/2014	Aa2	7,500	7,657,125
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%		7/1/2014	Baa1	4,025	4,265,212
Ramsey Cnty MN Cap Impt Ser B	5.00%		2/1/2016	AAA	4,785	5,499,831
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	5,500	6,036,580
RI St & Providence Plantations Consolidated Dev Ln Cap Dev Ln Ser A	5.00%		8/1/2017	AA	5,000	5,888,550
RI St & Providence Plantations Consolidated Dev Ln Cap Dev Ln Ser A	5.00%		8/1/2018	AA	5,000	6,010,100
Rockland Cnty NY Rans Ser B	3.75%		6/28/2013	NR	6,000	6,077,640
San Francisco CA City & Cnty Ser R1	5.00%		6/15/2018	AA	8,725	10,719,011
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%		8/15/2014	AAA	1,000	1,085,460

28	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Territory of Guam Ser A	5.75%		11/15/2014	B+	$2,540	$2,552,954
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2014	BBB	2,750	2,927,210
Waterbury CT (AG)	4.00%		9/1/2014	AA-	1,700	1,803,632
Williamson Cnty TX Limited Tax	4.00%		2/15/2018	AAA	3,000	3,492,990
Williamson Cnty TX Limited Tax	4.00%		2/15/2019	AAA	5,000	5,872,350
Woonsocket RI	7.125%		6/15/2016	B2	3,365	3,442,933

Total						426,004,342

Health Care 12.30%
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%		11/15/2016	NR	10,000	10,330,000
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2013	B-	2,000	1,789,600
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2017	B-	4,000	3,373,100
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%		9/1/2014	Aa3	9,440	10,246,931
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.23%	#	5/15/2038	Aa3	4,000	4,010,200
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,119,960
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%		7/1/2027	A	3,500	3,738,280
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser B	1.98%	#	7/1/2042	BBB+	9,250	9,261,007
CA Hlth Facs Fing Auth Lucile Salter Packard Children’s Hosp	1.45%		8/15/2023	AA	3,500	3,556,105
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%		8/15/2014	AA-	1,205	1,303,268
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2013	BBB	1,160	1,173,885
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2014	BBB	1,220	1,272,277
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%		7/1/2013	BBB	1,075	1,109,766
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%		11/15/2014	BBB-	800	851,032
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser B-2	4.00%		10/1/2018	NR	6,000	6,021,480
Carmel IN Rev Temps-65-Barrington Carmel Pj Ser C-2	5.25%		11/15/2018	NR	1,750	1,755,723

See Notes to Financial Statements.	29

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Charlotte-Mecklenburg Hosp Auth NC
Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-	$2,275	$2,499,998
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+	2,000	2,130,720
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA	5,500	5,998,245
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-	4,900	5,304,740
CO Hlth Facs Auth Rev Total Long Term Care Natl Ser A	4.25%	11/15/2015	BBB-(d)	1,175	1,238,062
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2018	A+	2,705	3,172,099
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2019	A+	2,835	3,329,934
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A-	2,050	2,195,120
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A-	1,980	2,180,237
Duluth MN Econ Dev Auth Hlthcare Facs St. Luke’s Hosp Auth(c)	4.75%	6/15/2022	NR	5,000	5,018,950
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-(d)	2,965	3,096,527
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-(d)	2,950	3,160,719
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA	3,500	3,746,260
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA	3,000	3,165,840
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR	1,195	1,228,066
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1	1,065	1,135,791
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+	2,000	2,196,400
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA	3,380	3,589,492
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-2	1.60%	11/15/2036	AA+	11,500	11,586,480
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-	3,680	3,787,971
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-	3,600	3,801,924
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-	2,855	3,052,423

30	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Kaweah CA Delta Hlthcare Dist	5.00%	6/1/2017	A3	$2,000	$2,264,760
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA	10,000	10,355,800
LA Pub Facs Auth Rev CHRISTUS Hlth Ser A	5.00%	7/1/2014	A+	3,000	3,197,790
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	3,000	3,011,640
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2017	BBB+	2,000	2,257,660
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2018	BBB+	5,090	5,790,129
MA St Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	3,240	2,267,222
MI St Hosp Fin Auth Ascension Hlth Sub Credit Ser A-3 Rmkt(b)	1.87%	11/1/2027	AA	20,000	20,293,900
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA-	1,335	1,458,915
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,226,787
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,312,249
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,052,860
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	11,488,900
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2016	BBB-	3,160	3,406,543
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2017	BBB-	3,850	4,175,556
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,162,592
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A3	2,035	2,042,794
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr	5.00%	7/1/2017	BB+	5,000	5,504,000
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%	5/1/2017	A+	4,040	4,667,129
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	70	74,041
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,251,907
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA-	2,420	2,556,198
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%	7/1/2015	BBB-	1,500	1,585,710

See Notes to Financial Statements.	31

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%	7/1/2016	BBB-	$1,500	$1,602,150
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%	7/1/2017	BBB-	1,500	1,611,750
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%	7/1/2018	BBB-	8,385	8,993,332
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2016	A-	3,385	3,671,676
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2017	A-	2,555	2,782,829
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%	11/15/2038	AA	5,500	6,366,855
San Buenaventura CA Cmnty Mem Hlth Sys	5.00%	12/1/2016	BB	1,750	1,959,318
San Buenaventura CA Cmnty Mem Hlth Sys	5.25%	12/1/2017	BB	1,750	1,997,083
San Buenaventura CA Cmnty Mem Hlth Sys	5.75%	12/1/2018	BB	1,800	2,109,618
Sartell MN Hlthcare & Hsg Facs Country Manor Campus LLC Pj Ser A	4.00%	9/1/2020	NR	2,300	2,289,144
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,763,032
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,119,218
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,069,020
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,621,920
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.00%	12/1/2022	NR	3,400	3,525,970
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	6,000	6,003,900
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,566,528
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,202,890
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	5.125%	8/15/2027	A3	9,000	10,206,450
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,357,707
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	A-	5,000	5,189,400

Total					311,943,484

32	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Housing 0.32%
CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%		8/1/2014	Aa3	$3,220	$3,226,536
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%		11/1/2013	NR	5,000	5,004,450

Total						8,230,986

Lease Obligations 10.69%
Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%		9/1/2014	AA-	1,500	1,661,280
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%		7/1/2014	Aa2	3,500	3,687,670
CA Golden Empire Schs Fing Auth Kern High Sch Dist	0.63%	#	5/1/2013	NR	20,000	20,001,000
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%		10/1/2014	A2	14,175	15,318,214
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%		4/1/2018	A2	2,800	3,290,784
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%		11/15/2014	A	5,320	5,665,055
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%		11/15/2015	A	5,420	5,917,393
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%		5/1/2018	AA-	3,000	3,595,320
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%		12/1/2013	AA	1,700	1,792,939
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	2,036,917
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%		1/1/2014	Aa2	4,205	4,448,091
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%		10/1/2014	AA-	5,500	6,015,515
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,859,012
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,067,308
Los Angeles CA Muni Impt Corp Cap Impt Ser A	5.00%		3/1/2018	A+	5,000	5,790,600
Los Angeles CA Muni Impt Corp Cap Impt Ser A	5.00%		3/1/2019	A+	9,500	11,057,620
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser A	5.00%		10/1/2017	A+	3,000	3,475,230
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser A	5.00%		10/1/2018	A+	3,000	3,504,180
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%		12/1/2013	A+	4,055	4,212,821

See Notes to Financial Statements.	33

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%		12/1/2014	A+	$6,360	$6,779,569
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%		6/1/2015	A+	4,595	5,061,071
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%		12/1/2015	A+	4,195	4,686,570
MA St Ser A	0.84%	#	2/1/2015	AA+	2,500	2,516,775
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,244,020
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2014	Aa2	4,050	4,279,959
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2014	Aa3	2,000	2,179,280
MI St Fin Auth Rev Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	12,720,380
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	6,110,892
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%		1/15/2014	AA-	3,000	3,179,250
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%		9/1/2029	AA-	5,000	5,563,200
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%		3/1/2014	A+	2,625	2,800,875
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%		9/1/2020	AA-	1,830	1,968,568
NJ St Econ Dev Auth Ser II	5.00%		3/1/2017	A+	20,000	23,387,000
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%		9/1/2014	AA-	2,975	3,226,328
NJ St Equip Lease Purchase Ser A COP	5.00%		6/15/2015	A+	3,150	3,347,474
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%		12/15/2016	A+	1,225	1,465,125
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%		12/15/2014	AA-	2,910	3,232,952
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%		7/1/2014	AA-	1,425	1,510,486
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	7,075	7,506,009
NY St Thwy Auth Loc Hwy & Brdg	5.00%		4/1/2018	AA-	7,500	9,055,350
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%		8/1/2032	Aa3	2,500	2,865,450
Philadelphia PA Redev Auth Transformation Initiative	5.00%		4/15/2017	A2	1,135	1,305,772
Philadelphia PA Redev Auth Transformation Initiative	5.00%		4/15/2018	A2	1,670	1,952,163

34	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%		7/1/2016	Baa1	$4,145	$4,544,122
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.18%	#	3/1/2040	Aa3	3,550	3,558,910
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%		12/1/2014	AA+	1,000	1,074,680
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%		4/15/2016	A+	1,665	1,820,361
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%		4/15/2017	A+	1,250	1,382,413
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%		4/15/2018	A+	2,100	2,342,277
San Francisco CA City & Cnty Ser B COP	5.00%		9/1/2017	AA-	12,640	14,910,776
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%		11/15/2014	AA	2,670	2,915,533
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%		12/1/2013	AA-	1,000	1,047,240
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,858,698
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%		9/1/2014	AA+	3,270	3,456,488

Total						271,252,965

Other Revenue 5.47%
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%		1/1/2015	Ba2	1,580	1,690,584
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%		6/15/2013	A1	5,000	5,164,550
Farmington NM Pollutn Ctrl Rev El Paso Elec	1.875%		6/1/2032	BBB	5,000	5,021,250
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,582,656
FL St Brd of Ed Lottery Rev Ser B	5.00%		7/1/2014	AAA	5,000	5,398,500
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%		12/1/2013	A+	1,635	1,707,757
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%		7/1/2042	A	10,000	10,302,100
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%		2/1/2014	BBB	4,000	4,114,200
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%		6/1/2022	A1	4,040	4,794,349
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%		6/1/2043	BBB-	10,000	10,452,000
MI St Fin Auth Sch Dist	5.00%		6/1/2015	A+	1,700	1,841,151
MI St Fin Auth Sch Dist	5.00%		6/1/2016	A+	1,600	1,769,792

See Notes to Financial Statements.	35

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%		12/1/2013	BBB	$3,000	$3,082,260
Minneapolis MN Rev National Marrow Donor Pg	4.00%		8/1/2014	BBB	4,060	4,256,545
Minneapolis MN Rev National Marrow Donor Pg	4.00%		8/1/2015	BBB	4,535	4,808,778
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%		5/1/2013	BBB+	5,000	5,172,050
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%		7/1/2017	A	6,175	7,185,662
NJ Econ Dev Auth El Dorado Ser A	0.45%	#	12/1/2021	BBB	5,000	5,000,250
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%		12/1/2038	BBB	3,000	3,133,800
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%		12/1/2037	BBB	12,000	12,535,200
PA St Indl Dev Auth Econ Dev	5.00%		7/1/2018	A1	2,500	2,952,625
Pub Gas Partners Inc GA Ser A	5.00%		10/1/2014	A+	3,000	3,253,170
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%		12/1/2015	BBB	10,000	10,161,400
Puerto Rico Elec Pwr Auth Pwr Ser ZZ	5.00%		7/1/2018	BBB+	10,040	11,147,814
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%		11/1/2040	A-	10,000	10,314,100

Total						138,842,543

Special Tax 0.35%
Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%		12/1/2014	Aa3	5,045	5,335,390
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2017	BBB+	2,000	2,213,960
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2018	BBB+	1,250	1,399,875

Total						8,949,225

Tax Revenue 3.33%
Akron OH Cmnty Learning Ctrs Ser A	4.00%		12/1/2015	AA+	3,190	3,502,716
Akron OH Cmnty Learning Ctrs Ser A	4.00%		12/1/2016	AA+	4,090	4,588,817
Akron OH Cmnty Learning Ctrs Ser B	3.00%		12/1/2014	AA+	1,465	1,535,203
AL St Pub Sch & College Auth Ser A	5.00%		5/1/2015	Aa1	2,800	3,125,360
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%		7/1/2014	Aa3	1,610	1,747,655
CA St Econ Recovery Ser A ETM	5.25%		7/1/2014	Aaa	1,130	1,227,248
CA St Econ Recovery Unrefunded Bal Ser A	5.25%		7/1/2014	Aa3	3,870	4,200,885
Des Moines IA Indpt Cmnty Sch Dist	5.00%		6/1/2015	A+	2,810	3,124,832

36	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
IL St Unemployment Ins Ser B	5.00%		12/15/2018	AA	$5,000	$5,803,800
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%		12/15/2014	AAA	7,000	7,702,940
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser E	5.00%		11/1/2016	AAA	5,500	6,480,705
NJ Econ Dev Auth Cigarette Tax ETM	5.375%		6/15/2014	Aaa	2,560	2,781,030
NJ St Econ Dev Auth	5.00%		6/15/2016	BBB+	1,880	2,101,520
NJ St Econ Dev Auth	5.00%		6/15/2018	BBB+	8,500	9,689,915
NJ St Econ Dev Auth	5.00%		6/15/2017	BBB+	3,000	3,401,730
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%		4/1/2015	AAA	2,475	2,759,922
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%		3/15/2017	AAA	10,000	11,880,700
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%		9/1/2014	A1	2,000	2,117,340
Volusia Cnty FL Sch Brd (NPFGC)	5.00%		10/1/2013	BBB+	4,150	4,223,372
WV Sch Bldg Auth	5.00%		7/1/2014	AAA	2,290	2,465,826

Total						84,461,516

Tobacco 1.63%
Buckeye OH Tob Sttlmnt Fing Auth Asset
Bkd Sr Ser A-1	5.00%		6/1/2014	A1	5,500	5,784,790
IL Railsplitter Tob Sttlmnt Auth	5.00%		6/1/2015	A	8,085	8,880,483
IL Railsplitter Tob Sttlmnt Auth	5.25%		6/1/2021	A	5,020	5,917,626
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%		3/1/2016	A	2,500	2,821,025
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%		3/1/2017	A	3,190	3,670,701
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%		6/1/2023	B1	7,500	7,252,725
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A	5.00%		6/1/2017	AA-	5,850	6,910,079

Total						41,237,429

Transportation 7.32%
Bay Area CA Toll Auth Toll Bridge San Francisco Bay Area Ser D-1 Rmkt	1.086%	#	4/1/2045	AA	15,000	15,034,500
Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%		1/1/2034	A-	2,725	2,942,210
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%		12/1/2014	AA	10,000	10,977,400
Dallas-Fort Worth TX Intl Arpt Facs Impt
Corp Jt Ser A	4.00%		11/1/2014	A+	2,500	2,679,550

See Notes to Financial Statements.	37

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%		7/1/2014	A2	$2,455	$2,636,204
Denver CO City & Cnty Arpt Rev Ser E (NPFGC)	6.00%		11/15/2013	A+	4,100	4,352,683
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%		9/1/2039	BBB	3,450	3,572,958
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%		9/1/2039	BBB	6,550	6,783,442
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%		4/1/2017	AA	2,000	2,355,560
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%		6/1/2014	Aa2	1,000	1,071,400
Harris Cnty TX Sr Lien Toll Rd Ser B	0.82%	#	8/15/2021	Aa3	4,000	4,002,800
Houston TX Arpt Sys Rev Sub Lien Ser B	5.00%		7/1/2017	A	1,500	1,760,580
IL St Toll Hwy Auth Sr Priority Ser A (AGM)	5.00%		1/1/2018	AA-	5,205	5,795,663
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%		10/1/2040	A-	3,750	3,790,987
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%		10/1/2040	A-	3,500	3,568,145
MA Bay Transn Auth Sr Ser C	5.25%		7/1/2013	AAA	75	77,816
MD St Dept of Transn	5.00%		6/1/2020	AAA	5,175	6,532,402
Metro Transn Auth NY Ser B	5.00%		11/15/2014	AA	1,000	1,097,080
Metro Transn Auth NY Ser B	5.00%		11/15/2027	A	6,750	7,077,645
Metro Transn Auth NY Ser F	5.00%		11/15/2018	A	3,000	3,630,960
NC St Grant Antic	4.00%		3/1/2023	AA	10,000	11,372,400
NJ St Tpk Auth Ser B	5.00%		1/1/2020	A+	5,000	6,108,600
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%		6/15/2015	Aa3	2,950	3,280,253
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%		12/15/2014	A+	5,000	5,480,750
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%		12/15/2018	A+	5,000	5,667,500
NY St Thwy Auth Secd Ser A-1	5.00%		4/1/2018	AA	3,405	4,111,129
NY St Thwy Auth Ser I	5.00%		1/1/2016	A+	500	566,085
NY St Thwy Auth Ser I	5.00%		1/1/2018	A+	1,250	1,480,225
OH St Major New St Infrastr Ser 2008-1	5.50%		6/15/2014	Aa1	1,460	1,583,414
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%		12/1/2013	Aa3	825	874,583
PA St Tpk Commn Sub Ser B	5.00%		6/1/2014	A-	3,250	3,475,875

38	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA-	$5,000	$5,369,950
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,126,960
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2017	A+	1,225	1,423,303
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2018	A+	1,280	1,516,147
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	A+	6,345	8,162,779
Triborough NY Bridge & Tunnel Auth Ser B	5.00%	11/15/2018	AA-	3,750	4,612,800
Triborough NY Bridge & Tunnel Auth Ser B	5.00%	11/15/2019	AA-	5,000	6,230,450
WA St Federal Hwy Grant Sr 520 Corridor Pg Ser F	5.00%	9/1/2017	AA	16,930	20,329,544
WI St Dept of Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	20	20,712
WI St Dept of Transn Rev Ser B ETM (AMBAC)	5.00%	7/1/2013	Aa2	55	56,950

Total					185,590,394

Utilities 13.57%
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2016	A1	675	762,244
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2017	A1	1,000	1,156,560
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2018	A1	2,900	3,416,519
Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA-	1,875	2,014,481
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,753,694
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle Pj	1.40%	11/1/2048	A	4,000	4,042,280
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,279,219
CA St Dept Wtr Res Ser N	5.00%	5/1/2020	AA-	3,780	4,739,666
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	B	3,050	3,234,494
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA-	2,500	2,602,225
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2014	A+	1,000	1,056,990
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2015	A+	1,000	1,101,130
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2017	A+	1,000	1,130,760

See Notes to Financial Statements.	39

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%		7/1/2013	Aa1	$180	$186,716
Escambia Cnty FL Solid Wst Disp Gulf Pwr Co Pj	1.35%		4/1/2039	A	7,500	7,539,225
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2014	A+	5,000	5,375,700
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%		7/1/2014	AA-	5,180	5,593,778
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%		9/1/2025	A3	2,100	2,184,903
Houston TX Combined Util Sys 1st Lien (SIFMA)	0.93%	#	5/15/2034	AA	23,000	23,111,320
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%		3/1/2030	A1	12,750	12,997,350
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%		2/1/2033	A1	4,000	4,118,480
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%		2/1/2014	A+	1,000	1,047,580
IN Fin Auth Pwr & Lt Co Ser C	4.90%		1/1/2016	A3	10,000	11,035,700
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%		6/1/2014	AA-	3,535	3,732,112
Intermountain Pwr Agy UT Ser A	5.50%		7/1/2014	A+	3,900	4,050,969
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%		10/1/2014	Aa3	1,000	1,080,820
Lakeland FL Enrg Sys Rev	0.93%	#	10/1/2017	AA	10,000	9,985,600
Long Island NY Pwr Auth Ser 2010A	5.00%		5/1/2014	A-	2,790	2,986,137
Long Island NY Pwr Auth Ser A	4.00%		5/1/2018	A-	3,940	4,476,431
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%		7/1/2014	AA-	4,410	4,532,422
Los Angeles CA Wst Wtr Sys Sub Ser A	5.00%		6/1/2018	AA	3,000	3,671,790
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A	1.65%		10/1/2033	A2	6,000	6,042,660
Louisville & Jefferson Cnty KY Metro Govt Louisville Gas Elec Ser B	1.60%		6/1/2033	A2	4,000	4,025,120
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%		5/15/2013	AA	5,000	5,114,500
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%		5/15/2014	AA	9,505	10,181,566
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%		7/1/2018	A+	4,415	5,316,278
Metro Wtr Dist of Sthrn CA Term Mode Ser E-2	3.00%		7/1/2035	AAA	6,000	6,386,280

40	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Metro Wtr Dist of Sthrn CA Term Mode Ser E-3	3.50%	7/1/2037	AAA	$9,515	$10,598,854
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	2,994,295
MS St Business Fin Corp Coast Elec Pwr Assistance Ser C Rmkt	0.60%	5/1/2037	A	5,000	4,999,900
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2018	A	3,145	3,747,110
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	7,000	8,546,930
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa1	5,000	5,369,650
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,094,400
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	50,582
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,298,100
NY St Enrg Resh & Dev Auth Pollutn Ctrl Rev Ser C	2.25%	12/1/2015	BBB+	10,000	10,365,700
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	Baa1	3,500	3,657,045
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	5,400	6,076,674
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	2.25%	8/1/2029	BBB-	5,000	5,015,050
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	4,140,040
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,025,940
Peninsula VA Ports Auth Dominion Term Assoc Pj	2.375%	10/1/2033	A-	5,000	5,174,900
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,232,140
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.00%	7/1/2019	Baa2	10,350	11,236,063
Puerto Rico Elec Pwr Auth Pwr Ser ZZ	5.25%	7/1/2018	BBB+	10,000	11,234,800
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,081,540
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,003,270
Sthn CA Pub Pwr Auth Rev Windy Point/Windy Flat Pj-1	5.00%	7/1/2022	AA-	7,225	8,836,536
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,515,150
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	A-	3,615	3,738,055
TN Enrg Acq Corp Ser A	5.25%	9/1/2018	A-	5,755	6,558,456
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A-	10,445	11,868,236

See Notes to Financial Statements.	41

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Truckee Meadows NV Wtr Auth		5.00%	7/1/2014	Aa2	$10,420	$11,112,617
Truckee Meadows NV Wtr Auth		5.00%	7/1/2015	Aa2	5,000	5,502,800
Vernon CA Elec Sys Rev Ser A		3.75%	8/1/2013	A-	7,900	8,010,126
Vernon CA Elec Sys Rev Ser A		5.25%	8/1/2014	A-	1,000	1,059,320
York Cnty VA Econ Dev Auth Elec & Pwr Ser A		4.05%	5/1/2033	A-	2,000	2,085,600

Total						344,293,578

Total Municipal Bonds (cost $2,027,365,050)						2,079,730,629

SHORT-TERM INVESTMENTS 17.86%

Municipal Bond 0.10%

General Obligation
Newburgh NY (cost $2,530,000)		5.00%	11/2/2012	NR	2,530	2,530,000

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date

Variable Rate Demand Notes 17.76%

Corporate-Backed 0.52%
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.10%	10/4/2012	1/1/2014	NR	1,000	1,000,000
MS Business Fin Corp Grand Alliance LLC Pj	0.80%	10/4/2012	1/1/2033	BBB	12,105	12,105,000

Total						13,105,000

Education 0.56%
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.10%	10/4/2012	2/1/2029	Ba2	1,535	1,535,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.45%	10/4/2012	10/1/2028	BBB-(d)	2,900	2,900,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	0.90%	10/4/2012	12/1/2020	Ba2	4,735	4,735,000
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.43%	10/4/2012	7/1/2016	A	5,000	5,015,700

Total						14,185,700

42	See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation 4.76%
CA St Ser B Sub Ser B-5	0.16%	10/3/2012	5/1/2040	AAA		$17,930	$17,930,000
IL St Ser B	2.00%	10/3/2012	10/1/2033	A		17,900	17,900,000
New York City NY Ser A-4	0.30%	10/1/2012	8/1/2038	AAA		20,200	20,200,000
New York City NY Sub Ser A-5	0.33%	10/1/2012	8/1/2015	A-		6,415	6,415,000
New York City NY Sub Ser H-2	0.27%	10/1/2012	1/1/2036	BBB		32,160	32,160,000
New York City NY Sub Ser L-5	0.28%	10/1/2012	4/1/2035	AA		7,900	7,900,000
Puttable Floating Option Rcpts COP MT-690 (NPFGC)†	0.36%	10/4/2012	7/16/2023	A	(d)	11,995	11,995,000
San Antonio TX Ed Facs Corp Trinity Univ	0.22%	10/1/2012	6/1/2033	AA		6,200	6,200,000

Total							120,700,000

Health Care 6.99%
Akron Bath Copley Joint Twp OH Hosp Dist Hlthcare Fac Summner Pj	1.00%	10/4/2012	12/1/2032	A3		12,105	12,105,000
Albany-Dougherty Cnty GA Hosp Auth Ser B	0.50%	10/1/2012	9/1/2032	BBB		26,655	26,655,000
CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.31%	10/1/2012	5/15/2030	AA+		23,390	23,390,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	0.80%	10/4/2012	7/1/2034	Ba2		4,100	4,100,000
MD St Hlth & Higher Edl Facs Auth (AG)	0.43%	10/4/2012	1/1/2038	AA-		13,110	13,110,000
New Hanover Cnty NC Hosp Rev New Hanover Regl Med Ctr Ser B	0.17%	10/3/2012	10/1/2038	AAA		4,110	4,110,000
NJ Hlthcare Facs Fing Auth Christian Hlthcare Ctr	0.44%	10/4/2012	7/1/2038	A-		8,935	8,935,000
NJ Hlthcare Facs Fing Auth Meridian III Rmkt (AG)	0.28%	10/3/2012	7/1/2038	AA-		26,660	26,660,000
Oakbend Med Ctr TX Hosp Rev	0.58%	10/1/2012	12/1/2038	Ba2		17,130	17,130,000
OK St Dev Fin Auth Integris Baptist Ser A-2 (AG)	0.20%	10/1/2012	8/15/2035	AA-		22,045	22,045,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.25%	10/1/2012	7/1/2036	A3		10,350	10,350,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.27%	10/1/2012	10/1/2020	A-		7,500	7,500,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	1.22%	10/3/2012	2/1/2022	A3		1,340	1,340,000

Total							177,430,000

See Notes to Financial Statements.	43

Schedule of Investments (concluded)
SHORT DURATION TAX FREE FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Housing 0.11%
Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.00%	10/4/2012	7/1/2018	BBB	$2,805	$2,805,000

Lease Obligations 1.36%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A GTD	0.55%	10/1/2012	6/1/2032	Aa1	34,400	34,400,000

Other Revenue 0.95%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.24%	10/1/2012	6/1/2038	A2	15,255	15,255,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	1.07%	10/4/2012	8/1/2026	BBB+	8,850	8,850,000

Total						24,105,000

Tax Revenue 0.27%
MidCities CO Metro Dist No 1 Spl Rev Ser A	0.65%	10/4/2012	12/1/2020	AA-	6,980	6,980,000

Transportation 1.25%
Orlando-Orange Cnty FL Expwy Auth Sub Ser B-2	0.24%	10/4/2012	7/1/2040	AA+	31,700	31,700,000

Utilities 0.99%
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.26%	10/1/2012	6/1/2036	AA+	16,995	16,995,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.26%	10/1/2012	6/1/2036	AA+	8,150	8,150,000

Total						25,145,000

Total Variable Rate Demand Notes (cost $450,540,000)						450,555,700

Total Short-Term Investments (cost $453,070,000)						453,085,700

Total Investments in Securities 99.84% (cost $2,480,435,050)						2,532,816,329

Cash and Other Assets in Excess of Liabilities 0.16%						4,140,369

Net Assets 100.00%						$2,536,956,698

44	See Notes to Financial Statements.

Schedule of Investments
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 96.10%

Corporate-Backed 5.56%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	$4,300	$4,292,776
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB	1,500	1,568,325
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB	3,315	3,586,399
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	3,800	4,225,600
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	Baa1	1,000	1,077,820
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA	4,000	4,510,560
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle	1.75%	12/1/2049	A	15,000	15,208,800
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	B-	3,300	3,700,752
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT(f)	9.00%	5/1/2029	NR	4,000	1,969,400
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB	6,480	6,773,998
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	BBB-	10,000	10,946,900
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2018	A+	10,000	11,644,500
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+	7,000	8,105,510
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+	12,600	14,651,406
Gulf Coast TX Indl Dev Auth CITGO Petroleum Pj AMT(c)	4.875%	5/1/2025	Ba2	4,000	4,014,120
IN St Fin Auth Envr US Steel Corp	6.00%	12/1/2019	BB	5,000	5,372,150
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,000	969,140
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB	2,890	3,006,843
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-	6,605	7,729,171
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,500	3,857,070
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	1,800	1,938,744
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,500,030

See Notes to Financial Statements.	45

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		$3,000	$2,595,090
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(d)	750	773,872
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(d)	1,000	1,049,510
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,087,320
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		5,000	5,405,350
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		2,730	2,714,494
New York City NY Indl Dev Agy Sr TRIPS Ser A AMT	5.00%	7/1/2028	BBB-		3,500	3,713,185
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	1,004,250
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,379,300
NJ Econ Dev Auth Continental Airlines Inc Pj AMT	5.125%	9/15/2023	B		6,725	6,848,471
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	4.875%	9/15/2019	B		5,000	5,113,700
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B		11,210	11,458,077
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,426,544
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-		2,450	2,585,828
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB		6,000	6,531,300
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A		2,800	3,353,084
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser C	5.00%	1/1/2021	A		10,000	11,950,500
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	5,037,700
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A		6,000	7,297,020
WI Pub Fin Auth Arpt Facs Sr Oblig Grp AMT	5.25%	7/1/2028	BBB-		3,750	4,000,125

Total						211,974,734

46	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education 5.18%
Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	$1,760	$2,093,150
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,192,180
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,848,506
AZ St Univ Brd Regents Ser C COP	5.00%	6/1/2020	AA-	5,000	5,962,500
AZ St Univ Brd Regents Ser C COP	5.00%	6/1/2021	AA-	6,745	8,044,896
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,467,788
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,131,624
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2024	Aa2	5,000	6,050,100
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB	1,000	1,080,930
Cleveland OH St Univ	5.00%	6/1/2024	A+	1,775	2,117,025
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,129,690
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,174,508
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,834,700
FL St Brd of Governors Univ Sys Ser A	3.50%	10/1/2028	Aa3	3,140	3,220,541
FL St Brd of Governors Univ Sys Ser A	4.00%	10/1/2030	Aa3	3,365	3,544,355
Fulton Cnty GA Dev GA Tech Athletic Assoc Ser A	5.00%	10/1/2022	A2	17,480	21,567,174
Harris Cnty TX Cultural Ed Facs Fin Corp
Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	2,203,815
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	2,193,780
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,500	2,635,800
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	1,009,560
IL Fin Auth Rev Loyola Univ Chicago Ser B	5.00%	7/1/2025	A	8,620	10,251,421
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	6,189,900
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,646,689
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,500	2,630,350
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.25%	7/1/2018	NR	250	100,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,374,012
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,237,096
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,145,960

See Notes to Financial Statements.	47

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%		3/15/2018	AAA	$660	$814,730
NC Cap Facs Fin Agy High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,693,100
NC Cap Facs Fin Agy Meredith College	5.375%		6/1/2021	BBB	500	568,915
NH St Hlth & Ed Facs Auth Univ Sys Ser A	5.50%		7/1/2020	Aa3	1,890	2,306,688
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%		9/1/2019	AA-	4,270	4,609,422
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%		12/1/2019	Baa1	5,595	6,952,403
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%		2/1/2022	BBB	2,500	2,638,075
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%		7/1/2018	A1	1,000	1,173,870
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%		9/1/2024	Ba3	3,900	4,178,265
PA St Higher Edl Facs Auth Ser AG	5.25%		6/15/2018	Aa2	1,000	1,223,090
PA St Higher Edl Facs Auth Ser AH	5.00%		6/15/2019	Aa2	2,455	2,934,535
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%		9/1/2019	AA+	3,450	4,311,776
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2019	A-	1,000	1,117,980
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2020	A-	1,000	1,101,620
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2022	A-	350	383,131
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%		5/15/2018	Aa3	1,855	2,172,891
TX St Univ Sys Fing Rev	5.25%		3/15/2019	Aa2	5,000	6,088,800
TX Tech Univ Rev Fing 12th Ser	5.00%		2/15/2020	AA	1,475	1,783,349
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%		8/1/2018	Aa1	1,000	1,168,320
Univ of NC Chapel Hill Ser B	0.904%	#	12/1/2041	Aaa	15,000	15,122,250
Univ of Pittsburgh PA Cap Pj Ser B	5.00%		9/15/2019	Aa1	2,030	2,504,553
Univ of Toledo OH	5.00%		6/1/2018	A+	1,145	1,366,500
Univ of Toledo OH	5.00%		6/1/2019	A+	2,800	3,381,476
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2021	AAA	7,870	10,008,437
Univ of TX Rev Ser A	5.25%		8/15/2019	AAA	5,000	6,178,900
Univ of Western MI Rev (AG)	5.25%		11/15/2020	AA-	3,980	4,748,936

Total						197,610,062

48	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 18.97%
Anchorage AK Schs Ser B (NPFGC)(FGIC)	5.00%	10/1/2020	AA+	$5,000	$5,753,650
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	Baa3	2,335	2,737,017
Atlantic Cnty NJ	5.00%	2/1/2018	AA	845	1,007,341
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,512,445
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,156,420
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,680,850
CA St	5.00%	8/1/2018	A1	3,000	3,502,800
CA St	5.00%	2/1/2021	A1	20,940	25,521,044
CA St	5.00%	9/1/2021	A1	8,955	10,981,875
CA St	5.25%	9/1/2024	A1	10,000	12,301,100
CA St (AGM)	5.00%	8/1/2016	AA-	2,000	2,241,560
CA St Var Purp(c)	5.00%	9/1/2021	A1	15,500	19,008,270
CA St Var Purp	5.25%	10/1/2020	A1	10,000	12,250,500
CA St Var Purp	5.25%	3/1/2022	A1	6,320	7,669,952
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	2,090,795
Chicago IL Ser C	5.00%	1/1/2025	Aa3	7,500	8,768,850
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA-	7,595	8,758,630
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA	1,415	1,633,660
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,828,455
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,708,213
Cook Cnty IL Ser A	5.00%	11/15/2020	AA	5,000	6,080,950
Cook Cnty IL Ser A	5.00%	11/15/2021	AA	5,000	6,076,950
Cook Cnty IL Ser C	5.00%	11/15/2021	AA	8,435	9,885,736
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	A1	1,775	2,072,881
CT St Ser C	5.00%	6/1/2021	AA	10,000	12,573,700
CT St Ser D	5.00%	11/1/2018	AA	9,500	11,710,080
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,378,150
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,603,119
Detroit MI Dist St Aid	4.50%	11/1/2023	AA	13,105	14,436,468
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,860,463
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	4,059,265
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	18,465,600

See Notes to Financial Statements.	49

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%		8/1/2025	AA-	$3,125	$3,356,625
Frederick Cnty MD Pub Facs	4.00%		8/1/2019	AA+	9,380	11,103,481
Frederick Cnty MD Pub Facs	4.00%		8/1/2020	AA+	9,720	11,563,592
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%		2/1/2024	A+	3,285	3,906,752
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%		2/15/2020	Aaa	2,000	2,427,560
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%		1/1/2020	AA+	5,000	6,109,550
Harris Cnty TX Road Ser B	5.00%		8/15/2024	AA-	5,000	5,802,300
Henry Cnty GA Sch Dist	4.50%		8/1/2022	AA+	5,000	6,226,200
HI St Ser DG (AMBAC)	5.00%		7/1/2015	AA	40	45,017
Hoffman Estates Vlg IL Ser A	5.25%		12/1/2020	AA+	1,205	1,450,278
Houston TX Pub Impt Ser A (AMBAC)	5.00%		3/1/2018	Aa2	1,875	2,113,875
Houston TX Ser A	5.00%		3/1/2018	AA	10,000	12,119,300
Hudson Cnty NJ	2.00%		12/7/2012	NR	15,000	15,043,800
IL St	5.00%		8/1/2018	A	9,000	10,472,670
IL St	5.00%		8/1/2023	A	5,350	6,166,891
IL St 1st Ser (NPFGC)	5.375%		4/1/2016	A	4,465	5,069,874
IL St 1st Ser (NPFGC)	5.50%		8/1/2016	A	2,255	2,597,444
IL St Ser A	4.00%		1/1/2022	A	15,000	16,089,750
IL St Unref Ser A	5.00%		10/1/2017	A	4,035	4,202,130
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%		1/15/2021	Aaa	1,210	1,338,998
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%		6/1/2019	AA-	2,730	3,240,756
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.50%		1/1/2024	AA-	5,270	5,805,432
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%		1/1/2023	AA-	2,700	2,995,407
Katy TX Indpt Sch Dist Ser C PSF GTD	0.804%	#	8/15/2036	AAA	17,500	17,544,975
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%		8/1/2016	A1	2,585	2,666,944
King Cnty WA Sch Dist No 414 Lake Washington	5.00%		12/1/2019	AA+	2,500	3,069,200
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%		12/1/2016	Aaa	4,125	4,862,302
LA St Ser A	5.00%		9/1/2022	Aa2	5,120	6,348,544
Lancaster CA Sch Dist (AG)	5.00%		8/1/2017	AA-	1,125	1,274,558
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%		1/1/2019	AA	3,500	4,099,935

50	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	7/1/2025	Aa2	$6,290	$6,941,204
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,720	2,134,795
MD St Loc Facs Ln 2nd Ser	4.50%	8/1/2020	AAA	9,375	11,577,187
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	10,093,313
Metro Govt Nashville & Davidson Cnty TN Unref Ser A	5.00%	5/15/2020	Aa1	4,450	5,295,411
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,868,516
MN St Trunk Hwy Ser B	5.00%	10/1/2017	AA+	5,000	6,058,900
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,191,180
New York City NY Ser B	5.00%	8/1/2022	AA	10,000	12,334,400
New York City NY Ser I	5.00%	8/1/2021	AA	15,000	18,707,100
New York City NY Sub Ser A-4	5.00%	8/1/2023	AA	11,850	14,530,588
OH St Higher Ed Bds Ser C	5.00%	8/1/2020	AA+	16,870	21,074,004
OH St Higher Ed Bds Ser C	5.00%	8/1/2022	AA+	13,550	17,174,083
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,427,810
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,392,788
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA-	2,245	2,443,525
PA St 1st Ser	5.00%	7/1/2019	AA	9,900	12,330,153
Peralta CA Cmnty College Dist	5.00%	8/1/2021	AA-	3,000	3,659,790
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,931,651
Pittsburgh PA Pub Sch Dist Ser A	4.00%	9/1/2019	A1	5,900	6,702,931
Pittsburgh PA Pub Sch Dist Ser A	4.00%	9/1/2020	A1	5,575	6,321,548
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,616,976
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	Baa1	6,490	7,226,550
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	10,000	10,493,300
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser C GTD	5.75%	7/1/2022	Baa1	9,305	10,330,039
RI St & Providence Plantations Consolidated Cap Dev Ln Ser A	5.00%	8/1/2019	AA	16,945	20,608,170
San Francisco CA City & Cnty Unif Sch Dist	4.00%	6/15/2021	Aa2	9,740	11,190,968
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	3,076,312
Shelby Cnty TN Ser A	5.00%	4/1/2019	AA+	1,200	1,485,768
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,270	1,276,477
Territory of Guam Ser A	6.75%	11/15/2029	B+	6,475	7,261,324

See Notes to Financial Statements.	51

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
WA St Gen Oblig Unltd Var Purp-Ser A	5.00%	8/1/2022	AA+	$14,245	$17,765,509
WA St Ser 2010C	5.00%	1/1/2024	AA+	5,000	6,070,650
WI St Ser 1 (NPFGC)	5.00%	5/1/2019	AA	10,000	11,162,000
WI St Ser 2	5.00%	11/1/2020	AA	5,000	6,300,600
Williamson Cnty TX Limited Tax	4.00%	2/15/2020	AAA	10,080	11,885,026
Williamson Cnty TX Limited Tax	5.00%	2/15/2021	AAA	5,640	7,115,819
Woonsocket RI	7.125%	6/15/2016	B2	3,785	3,872,661
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA-	1,000	1,136,120
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA-	1,195	1,346,323

Total					723,842,398

Health Care 14.21%
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR	10,000	10,330,000
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,997,580
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	6,000	5,942,460
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	A3	200	225,606
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B-	8,250	6,957,019
AZ St Hlth Facs Auth Hosp Phoenix Childrens Hosp Ser A	5.00%	2/1/2030	BBB+	6,000	6,492,120
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,182,560
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.25%	11/15/2016	Baa2	2,605	2,838,877
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	5,337,280
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	1,450	1,574,019
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2022	BBB+	1,540	1,756,462
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2023	BBB+	1,000	1,126,830
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2024	BBB+	2,000	2,240,980
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2025	BBB+	4,880	5,432,904
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2026	BBB+	3,705	4,095,062

52	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2027	BBB+	$4,000	$4,392,840
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2029	BBB+	1,300	1,410,617
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	8/15/2024	AA-	6,920	8,227,672
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	2,303,900
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,391,080
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	BBB	2,000	2,175,340
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	BBB	2,245	2,476,706
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB-	1,600	1,858,592
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp Ser B	5.25%	2/15/2027	BBB	12,500	13,029,750
Carmel IN Rev Temps-65-Barrington Carmel Pj Ser C-2	5.25%	11/15/2018	NR	1,750	1,755,723
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-	4,455	5,165,751
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR	1,500	1,691,910
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA	6,000	7,164,240
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA	6,555	7,753,582
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-	1,000	1,052,070
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA-	1,000	1,063,470
Duluth MN Econ Dev Auth Hlthcare St. Luke’s Hosp Auth Oblig Grp(c)	5.75%	6/15/2032	NR	4,250	4,376,947
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB(d)	3,085	3,431,168
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1	4,615	4,702,870
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-(d)	3,535	4,010,281
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-(d)	2,000	2,297,200
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2	3,840	4,321,267

See Notes to Financial Statements.	53

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui	5.00%	11/15/2027	BBB-(d)	$1,500	$1,622,430
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR	2,000	2,027,120
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1	4,075	4,730,953
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA-	1,000	1,120,320
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,922,638
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+	1,000	1,177,890
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+	3,000	3,602,040
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+	4,000	4,862,320
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2	1,000	1,182,580
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA-	2,000	2,244,820
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA-	2,000	2,302,100
IL St Fin Auth Rev Ascension Hlth Ser E-2	5.00%	11/15/2042	AA+	3,000	3,501,900
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	2,033,986
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	1,000	1,125,680
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	690	735,188
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA-	4,350	5,055,222
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA-	4,400	5,162,344
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR	950	976,135
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR	2,500	2,554,275
Kaweah CA Delta Hlthcare Dist	5.00%	6/1/2020	A3	2,000	2,292,520
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,494,360
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,922,528
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	2,096,861
LA Pub Facs Auth Rev CHRISTUS Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,695,680
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-	7,500	8,424,900
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2020	BBB+	5,185	5,942,943

54	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2021	BBB+	$5,705	$6,529,430
MA St Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	3,271,950
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB	1,100	1,209,417
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,567,028
MD St Hlth & Higher Edl Facs Auth Univ | MD Med Sys	5.00%	7/1/2021	A	5,550	6,251,853
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3	7,755	8,932,674
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,894,940
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,978,052
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	3,395,698
MI St Hosp Fin Auth Ascension Hlth Sub Credit Ser A-3 Rmkt(b)	1.87%	11/1/2027	AA	8,950	9,081,520
MI St Hosp Fin Auth McLaren Hlthcare Ser A	5.00%	6/1/2018	Aa3	3,175	3,734,403
MI St Hosp Fin Auth McLaren Hlthcare Ser A	5.00%	6/1/2019	Aa3	3,345	3,974,730
MI St Hosp Fin Auth McLaren Hlthcare Ser A	5.00%	6/1/2020	Aa3	5,540	6,658,249
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	5.00%	11/15/2029	Baa2	1,250	1,366,175
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	6.75%	11/15/2021	Baa2	2,800	3,105,704
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA-	4,500	5,326,560
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,925,262
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,139,909
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,199,510
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2016	A-	2,000	2,209,560
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2017	A-	2,500	2,802,925

See Notes to Financial Statements.	55

Schedule of Investments (continued)
 INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2018	A-	$3,000	$3,335,760
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,912,975
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,714,605
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	11,488,900
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,287,140
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	7,581,795
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	6.00%	7/1/2026	BBB-	5,500	6,136,845
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	2,174,898
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	5,349,850
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA-	5,455	6,379,786
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,252,600
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,749,680
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	A-	1,600	1,821,312
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	A-	2,000	2,376,740
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,153,530
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,495,120
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,766,400
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	9,587,600
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	5,518,350
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	6.25%	7/1/2023	BBB-	9,500	10,566,470
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	11,379,900

56	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	$10,000	$13,096,000
Sartell MN Hlthcare & Hsg Fac Country Manor Campus LLC Pj Ser A	5.25%	9/1/2030	NR	1,000	1,015,400
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,940,768
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,155	2,159,439
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,265,280
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,681,080
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,703,842
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,980,458
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.75%	12/1/2032	NR	1,900	1,989,167
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BBB-	2,900	3,125,040
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,470	1,535,048
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,525	3,563,845
Tarrant Cnty TX Cultural Ed Facs Fin Corp CHRISTUS Hlth Ser A (AG)	5.75%	7/1/2018	AA-	2,985	3,241,083
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,480,685
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	6,235	6,239,053
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,467,224
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,629,186
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,358,522
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	4,710,200
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	6,545,550
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,721,980
WI St Hlth & Edl Facs Auth Aurora Hlthcare Ser A	5.00%	7/15/2026	A3	5,575	6,310,454

See Notes to Financial Statements.	57

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
WI St Hlth & Edl Facs Auth Aurora Hlthcare Ser A (AGM)	5.00%	7/15/2027	Aa3	$11,000	$12,308,450
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,302,263
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA-	2,230	2,457,081
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,185	3,275,900
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	A-	8,160	9,177,552
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	A-	2,000	2,226,440
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,687,920

Total					542,173,183

Housing 0.43%
Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ Ser A	8.00%	10/1/2032	NR	500	601,245
Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	2,045	2,329,746
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	NR	115	137,031
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,285,720
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,004,450
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,596,054
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,876,841
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	235	265,308
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,479,272

Total					16,575,667

Lease Obligations 8.95%
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	Aa2	4,500	4,996,620
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,352,169
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,717,315
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,752,203
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2021	A2	3,250	3,884,822

58	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2022	A2	$4,200	$5,019,798
CA St Pub Wrks Brd Var Cap Pjs Ser G-1	5.25%	10/1/2019	A2	11,370	13,812,162
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,783,673
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,375,630
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,805,740
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,406,290
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,624,640
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	7,266,601
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	7,022,840
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2019	AA-	2,500	3,018,250
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2020	AA-	3,650	4,422,048
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,229,525
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,510,948
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,188,460
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	450	558,806
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,714,900
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013	NR	1,768	265,200
Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	8,445	9,664,542
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	4,265,255
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA-	2,000	2,408,220
LA Pub Facs Auth Hurricane Recovery Pg (AG)	5.00%	6/1/2020	AA-	5,000	5,555,900
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2021	AA-	1,000	1,187,160
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	3/1/2022	AA-	1,000	1,187,250
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2022	AA-	1,250	1,488,925
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,178,657
MD St Econ Dev Corp Pub Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,677,724
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	4,289,230

See Notes to Financial Statements.	59

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	$2,525	$3,090,903
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,720,380
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2023	A+	3,865	4,541,916
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2024	A+	6,915	8,084,396
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,513,550
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	14,428,863
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,171,840
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,391,760
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	A+	8,125	9,840,919
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2020	A+	6,730	8,205,889
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%	9/1/2023	A+	10,000	12,150,300
NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2025	A+	5,075	6,038,590
NJ Econ Dev Auth Ser II	5.00%	3/1/2022	A+	8,000	9,757,760
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	A+	1,425	1,689,224
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	A+	3,000	3,584,730
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	A+	4,950	5,855,701
NJ St Econ Dev Auth Ser II	5.00%	3/1/2017	A+	4,475	5,232,841
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,262,600
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,264,285
Northwest Allen IN Sch Bldg Corp 1st Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,562,738
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	10,500	12,791,415
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA-	2,775	3,170,327
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,561,785
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,271,687
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-	3,705	4,360,785
Oakland-Alameda Cnty CA Coliseum Auth Oakland Coliseum Ser A	5.00%	2/1/2020	A1	9,530	11,108,930

60	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Oakland-Alameda Cnty CA Coliseum Auth Oakland Coliseum Ser A	5.00%	2/1/2021	A1	$8,750	$10,184,912
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	Baa1	5,000	5,390,400
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2019	A+	2,000	2,344,360
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2020	A+	4,100	4,805,938
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2021	A+	3,750	4,372,312
Santa Clara Cnty CA Fing Auth Lease Rev Cap Ser SE Pjs	4.00%	2/1/2024	AA	9,810	10,821,019
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,397,866
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,682,515

Total					341,284,939

Other Revenue 4.84%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-	7,700	8,060,745
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	Ba2	1,935	2,153,210
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	1,181,556
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	BB	1,900	1,960,971
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	3,144,757
CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A	5.00%	6/1/2021	Aa1	5,425	6,806,368
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2026	A-	10,250	11,365,097
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2028	A-	2,500	2,785,500
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029	A-	2,500	2,800,150
Clifton TX Higher Ed Fin Corp Idea Pub Schs	3.75%	8/15/2022	BBB	1,500	1,533,525
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2032	BBB	915	982,765
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	5,110	5,717,068
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,157,430
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA	7,645	9,412,065
FL St Dept of Envr Protn FL Forever Ser A	5.00%	7/1/2018	AA-	14,650	17,694,856

See Notes to Financial Statements.	61

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033		BB+	(d)	$4,650	$5,397,395
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	4.00%	2/15/2022		BBB		1,000	1,029,920
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	5.00%	2/15/2032		BBB		2,250	2,404,283
ID Hsg & Fin Assoc Ser A	5.00%	7/15/2029		Aa2		5,000	5,842,600
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2024		A1		4,000	4,672,480
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026		BBB-		4,455	5,267,904
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR		1,940	1,812,872
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016		NR		900	778,527
ME St Muni Bd Bk Infrastr Transcap Pg Ser A	5.00%	9/1/2025		AA		10,000	12,038,900
MI St Fin Auth Rev Sch Dist	5.00%	6/1/2019		A+		1,900	2,159,749
MI St Fin Auth Rev Sch Dist	5.00%	6/1/2020		A+		1,400	1,593,396
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(g)	—	—	(h)	NR		400	2,500
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB		5,000	5,201,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+		3,225	3,938,789
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		2,000	2,484,740
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+		2,500	3,089,825
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2021		A		5,000	5,971,100
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2019		A1		3,500	4,173,925
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2020		A1		2,000	2,396,680
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB		5,000	5,080,700
SC St Transn Infrastr Bk Ser A	5.00%	10/1/2019		A1		5,000	6,143,000
SC St Transn Infrastr Bk Ser A	5.00%	10/1/2020		A1		13,105	16,214,554
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024		BBB-		2,400	2,595,360
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	2.00%#	6/1/2020		BBB		7,500	7,703,850

Total							184,750,512

62	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Pre-Refunded 0.02%
Metro Govt Nashville & Davidson Cnty TN Ser A	5.00%	5/15/2020	Aa1	$775	$929,248

Special Tax 1.42%
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2031	Baa2	5,500	5,879,665
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	2,860	3,391,216
FL St Vlg Cmnty Dev Dist No 9	5.00%	5/1/2022	NR	2,000	2,159,420
FL St Vlg Cmnty Dev Dist No 9	5.25%	5/1/2031	NR	2,000	2,153,180
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021	NR	4,600	5,254,856
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031	NR	2,995	3,495,554
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A	6,000	6,299,280
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	1,595,835
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%	9/2/2019	BBB+	2,000	2,208,080
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%	9/2/2020	BBB+	1,000	1,095,040
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%	9/2/2022	BBB+	1,500	1,619,760
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1	6,415	7,224,381
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	400	414,020
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-	1,210	1,257,771
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-	1,540	1,614,859
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-	1,675	1,815,868
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	6,220	6,523,287

Total					54,002,072

Tax Revenue 5.32%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1	3,500	4,128,740
Cent Puget Sound WA Regl Transit Auth Ser P-1	5.00%	2/1/2024	AAA	8,175	10,134,466
Greater Wenatchee WA Regl Events Ctr Pub Facs Dist Ser A	5.00%	9/1/2027	NR	1,000	991,660
Greater Wenatchee WA Regl Events Ctr Pub Facs Dist Ser A	5.25%	9/1/2032	NR	1,000	990,210
IL St Build IL	5.00%	6/15/2019	AAA	5,000	6,168,850
IL St Ser B	5.00%	12/15/2019	AA	2,500	2,794,150
Jacksonville FL Sales Tax Rev Better Jacksonville	5.00%	10/1/2021	A1	2,500	2,989,525

See Notes to Financial Statements.	63

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tax Revenue (continued)
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB	(d)	$3,250	$3,654,722
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,792,951
Metro Pier & Exposition Auth IL McCormick Place Pj Ser B	5.00%	12/15/2020	AAA		2,500	3,066,675
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,185,720
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S1A	5.00%	7/15/2024	AA-		10,000	12,100,500
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,537,140
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser B	5.00%	11/1/2016	Aa1		5,000	5,894,633
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser F-1	5.00%	5/1/2024	AAA		14,745	17,383,913
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser F-1	5.00%	5/1/2025	AAA		9,000	10,594,980
NJ St Econ Dev Auth	5.00%	6/15/2024	BBB+		3,000	3,369,900
NJ St Econ Dev Auth	5.00%	6/15/2028	BBB+		14,150	15,456,045
NJ St Econ Dev Auth	5.00%	6/15/2029	BBB+		500	544,040
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C (AG)	5.00%	10/1/2017	AA-		5,000	5,899,750
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	12/15/2019	AAA		15,000	18,849,600
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	19,067,624
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2018	AAA		10,000	12,193,600
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		2,800	3,146,584
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,925,314
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	3,302,481
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,215	3,790,999
Puerto Rico Sales Tax Fing Corp Ser C	5.00%	8/1/2022	AA-		1,500	1,815,180
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA-		1,000	1,210,340
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	Aa2		6,495	7,875,772
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		1,830	1,961,248
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2019	AA		1,950	2,361,684
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2020	AA		1,025	1,247,630

64	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tax Revenue (continued)
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB+		$1,000	$1,107,790
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB+		1,000	1,139,930
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,093,280
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,938,500
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB		3,000	3,400,290

Total						203,106,416

Tobacco 3.96%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-		21,495	18,133,827
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		1,360	1,086,082
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		9,500	7,856,025
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		10,000	8,754,200
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1		2,500	2,648,925
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		10,000	8,160,100
IL Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2017	A		10,095	11,484,375
IL Railsplitter Tob Sttlmnt Auth	6.25%	6/1/2024	A-		8,500	9,469,425
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B	(d)	2,900	2,657,357
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B	(d)	3,835	3,638,111
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-		6,085	5,610,735
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2020	A		10,000	11,637,400
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2023	A-		5,000	5,889,400
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2024	A-		15,140	17,698,206
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1		17,125	16,560,389
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1		10,000	9,312,200
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		5,500	4,533,265

See Notes to Financial Statements.	65

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2	$5,000	$4,703,150
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-	1,000	1,035,470

Total					150,868,642

Transportation 12.58%
Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1	3,000	3,755,460
AZ St Transn Brd Sub Hwy Rev Ser A	5.00%	7/1/2021	AA+	10,000	12,440,900
Bay Area CA Toll Auth San Francisco Bay Area Ser F	5.00%	4/1/2024	AA	17,185	19,539,861
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-	7,000	7,316,470
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	BBB	3,495	3,653,009
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	750	903,555
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,218,530
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-	2,000	2,340,040
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A2	2,250	2,661,142
Chicago IL O’Hare Intl Arpt Gen Sr Lien Ser A AMT	5.00%	1/1/2020	A2	6,320	7,310,913
Chicago IL O’Hare Intl Arpt Gen Sr Lien Ser B AMT	5.00%	1/1/2021	A2	11,740	13,657,377
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA-	3,500	3,964,800
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA-	2,800	3,177,104
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA-	3,905	4,533,588
CT St Spl Tax Rev Oblig Transn Ser A	5.00%	12/1/2020	AA	4,495	5,613,041
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	744,395
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	457,187
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	603,722
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	539,247
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	BBB	10,900	8,935,711
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	12,151,000
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,436,968
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	10,000	11,651,700
Houston TX Arpt Sys Rev Sub Lien Ser A AMT	5.00%	7/1/2021	A	5,000	5,941,600
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,262,990

66	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Jacksonville FL Transit Rev (NPFGC)	5.00%	10/1/2016	AA-	$1,370	$1,553,525
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,882,138
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2026	AA+	5,215	6,442,872
Los Angeles CA Hrbr Dept Rev Ser B	5.00%	8/1/2024	AA	1,500	1,837,965
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	6,330,300
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,636,080
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,098,460
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,845,011
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,692,419
Metro Transn Auth NY Ser D-1	5.00%	11/1/2023	A	5,640	6,877,867
Metro Transn Auth NY Ser F	5.00%	11/15/2021	A	1,500	1,838,250
Metro Transn Auth NY Ser F	5.00%	11/15/2023	A	9,250	11,287,035
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,559,770
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	11,145,600
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,645,739
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	Aa1	2,435	2,808,967
NC St Grant Antic	4.00%	3/1/2023	AA	10,500	11,941,020
NC St Grant Antic	5.00%	3/1/2018	AA	11,660	14,165,501
NJ St Tpk Auth Ser B	5.00%	1/1/2021	A+	5,000	6,143,250
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	6/15/2020	A+	7,645	9,687,515
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,667,500
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	6,029,400
NY St Thruway Auth Gen Rev Ser I	5.00%	1/1/2019	A+	1,700	2,041,020
NY St Thruway Auth Gen Rev Ser I	5.00%	1/1/2020	A+	1,500	1,815,540
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,236,260
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	4,309,025
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA-	1,270	1,540,434
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,583,163
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA-	3,500	4,049,430
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA-	2,500	2,946,375
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	8,149,960
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,797,700
Port of Oakland CA Sr Lien Ser P AMT(c)	5.00%	5/1/2021	A+	1,000	1,183,440

See Notes to Financial Statements.	67

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	$6,500	$7,814,950
Port of Seattle WA Rev Ser A	5.00%	8/1/2025	Aa3	10,000	12,146,700
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	4,012,493
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	3,211,152
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	3,256,650
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	6,513,299
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2026	A+	17,430	20,077,791
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2028	A+	7,450	8,476,014
South Jersey NJ Transn Auth	5.00%	11/1/2020	A-	2,000	2,397,600
South Jersey NJ Transn Auth	5.00%	11/1/2021	A-	5,305	6,371,252
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2023	A+	2,500	2,975,350
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA-	1,650	1,899,579
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,187,514
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	A+	10,000	12,864,900
Triborough NY Bridge & Tunnel Auth Ser A	5.00%	1/1/2025	AA-	10,285	12,614,141
Triborough NY Bridge & Tunnel Auth Ser B	5.00%	11/15/2020	AA-	7,525	9,445,530
Triborough NY Bridge & Tunnel Auth Ser B	5.00%	11/15/2023	AA-	5,000	6,304,850
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,817,637
VA Comwlth Transn Brd Tr Cap Pjs	5.00%	5/15/2021	AA+	10,000	12,607,100
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,478,915
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	7/1/2034	BBB-	3,650	3,845,822
WA Federal Hwy Grant Rev Sr 520 Corridor Pg Ser F	5.00%	9/1/2021	AA	10,000	12,530,100
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,420,620

Total					479,848,800

Utilities 14.66%
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2020	A1	2,000	2,386,360
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2021	A1	1,300	1,558,063

68	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	$1,550	$1,760,862
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,191,430
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	12/1/2023	Aa1	8,980	11,207,579
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	4,800	5,213,712
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	16,695	20,743,704
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,948,857
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,229,710
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2027	A-	20,000	21,845,000
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,493,575
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.50%	7/1/2024	A+	2,500	2,738,425
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA	1,000	1,220,450
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aa1	2,500	2,909,700
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	Baa1	5,265	5,910,752
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A2	2,170	2,474,256
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A2	3,115	3,644,145
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	4,242,395
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	8,518,275
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,896,550
HI St Dept of Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,397,050
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,879,472
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	3,092,025
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,731,825
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,483,200
IN Fin Auth IN Wstwtr 2nd Lien CWA Auth Ser B	5.00%	10/1/2020	AA-	5,000	6,107,250
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	11,035,700
IN Fin Auth Wst Wtr 1st Lien CWA Auth Ser A	5.00%	10/1/2020	AA	7,135	8,833,915
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	3,913,479

See Notes to Financial Statements.	69

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA-	$3,140	$3,629,840
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	400	463,340
JEA FL St Johns River Pwr Park Ser-3-6	5.00%	10/1/2020	Aa2	3,000	3,630,450
JEA FL St Johns River Pwr Park Ser-3-6	5.00%	10/1/2022	Aa2	1,625	1,933,555
JEA FL Wtr & Swr Sys Rev Ser A	5.00%	10/1/2030	AA	5,000	5,876,000
KS St Dev Fin Auth Revolving FDS Dept Hlth	5.00%	3/1/2021	AAA	6,680	8,250,668
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA	3,975	4,682,351
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA	8,615	10,238,497
Las Vegas Vly NV Wtr Dist Ser D	5.25%	6/1/2027	AA+	10,000	11,948,700
Long Island NY Pwr Auth Ser A	5.00%	5/1/2019	A-	1,000	1,200,400
Long Island NY Pwr Auth Ser A	5.00%	5/1/2020	A-	2,930	3,515,531
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,411,720
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%	7/1/2022	AA-	4,250	5,306,720
Los Angeles CA Dept of Wtr & Pwr Sys Ser C	5.00%	7/1/2023	AA	3,000	3,796,200
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,403,620
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A	1.65%	10/1/2033	A2	7,000	7,049,770
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA	4,705	5,795,148
Lower CO River Auth TX Rev Ser A	5.00%	5/15/2020	A1	3,130	3,810,024
Lower CO River Auth TX Rev Ser B	5.00%	5/15/2020	A1	3,930	4,783,832
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,208,110
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A-	2,500	2,692,575
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A	1,650	2,037,041
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%	7/1/2022	A+	1,000	1,251,310
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	Aa2	3,000	3,694,860
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	4,185	5,109,843
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	6,190	7,450,284
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa1	10,000	10,739,300
NC Eastern Muni Pwr Agy Ser A	5.00%	1/1/2019	A-	2,245	2,683,561
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-	1,000	1,195,350
NE Pub Pwr Dist Rev Ser A	5.00%	1/1/2027	A1	1,000	1,187,010
NE Pub Pwr Dist Rev Ser A	5.00%	1/1/2028	A1	1,000	1,186,110
NE Pub Pwr Dist Rev Ser A	5.00%	1/1/2029	A1	1,500	1,771,095

70	See Notes to Financial Statements.

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%		1/1/2018	AA-	$3,000	$3,540,900
NJ Envr Infrastr Tr Ser A	5.00%		9/1/2016	AAA	2,515	2,962,418
Northern CA Gas Auth No 1	1.029%	#	7/1/2027	A-	4,265	3,156,271
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%		7/1/2026	A+	3,600	4,315,356
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%		7/1/2027	A+	2,000	2,380,400
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%		8/1/2032	BBB+	5,000	5,501,450
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-	4,250	4,973,945
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	BBB-	3,000	3,375,930
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	8,000	9,420,960
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%		10/1/2023	A-	20,000	21,048,600
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%		1/1/2016	Baa3	2,225	2,367,934
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%		1/1/2018	Baa3	1,030	1,125,800
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%		8/1/2016	BBB+	1,000	1,132,100
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%		6/15/2019	AA-	2,500	3,030,875
Phoenix AZ Civic Impt Corp Sr Lien	5.50%		7/1/2019	AAA	1,675	2,056,900
Piedmont SC Muni Pwr Agy Ser A-2	5.00%		1/1/2022	A-	4,750	5,633,500
Piedmont SC Muni Pwr Agy Ser A-3	5.00%		1/1/2019	A-	1,250	1,480,350
Piedmont SC Muni Pwr Agy Ser A-3	5.00%		1/1/2024	A-	7,920	9,251,669
Piedmont SC Muni Pwr Agy Ser A-3	5.25%		1/1/2019	A-	2,000	2,337,220
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%		10/1/2020	BBB-	10,640	11,888,604
Pub Gas Partners Inc GA Ser A	5.00%		10/1/2019	A+	5,950	6,878,438
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.25%		7/1/2029	Baa2	20,000	20,978,200
Puerto Rico Elec Pwr Auth Ser A	5.00%		7/1/2029	BBB+	7,500	7,691,475
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%		7/1/2019	BBB+	2,000	2,239,120
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%		6/1/2025	BBB	2,500	2,703,850
San Antonio TX Elec & Gas Ser A	5.00%		2/1/2018	Aa1	1,000	1,212,220
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%		5/15/2020	Aa3	5,000	6,162,050

See Notes to Financial Statements.	71

Schedule of Investments (continued)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	$4,295	$4,901,282
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,557,900
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	A-	15,300	17,352,189
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A-	2,670	3,033,814
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,371,300
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,142,460
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A-	4,685	5,223,400
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A-	2,925	3,257,894
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A-	7,945	8,804,570
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,248,980
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	3,043,802
UT St Assoc Muni Pwr Sys Payson Pwr Pj	4.00%	4/1/2017	A-	4,785	5,342,787
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,421,380
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,593,588
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	11,900	13,536,845
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,537,467
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA-	2,795	3,194,853
Wichita KS Wtr & Swr Util Rev Ser A	5.00%	10/1/2020	AA-	6,795	8,487,567
Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	3,105	3,776,953

Total					559,216,097

Total Municipal Bonds (cost $3,431,856,945)					3,666,182,770

				Shares (000)

SHORT-TERM INVESTMENTS

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

72	See Notes to Financial Statements.

Schedule of Investments (concluded)
INTERMEDIATE TAX FREE FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Variable Rate Demand Notes 2.80%

General Obligation 1.63%
CA St Ser B Sub Ser B-5	0.16%	10/3/2012	5/1/2040	AAA	$10,000	$10,000,000
New York City NY Ser A-4	0.30%	10/1/2012	8/1/2038	AAA	13,400	13,400,000
New York City NY Sub Ser A-5	0.33%	10/1/2012	8/1/2015	A-	7,750	7,750,000
New York City NY Sub Ser H-2	0.27%	10/1/2012	1/1/2036	BBB	3,000	3,000,000
New York City NY Sub Ser L-5	0.28%	10/1/2012	4/1/2035	AA	28,100	28,100,000

Total						62,250,000

Health Care 0.39%
CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.31%	10/1/2012	5/15/2030	AA+	3,725	3,725,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.25%	10/1/2012	7/1/2036	A3	10,000	10,000,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.27%	10/1/2012	10/1/2020	A-	1,200	1,200,000

Total						14,925,000

Transportation 0.70%
Denver CO City & Cnty Arpt Sys Rev Sub Ser G2 (AG)	0.23%	10/1/2012	11/15/2025	AA-	2,700	2,700,000
Orlando-Orange Cnty FL Expwy Auth Sub Ser B-2	0.24%	10/1/2012	7/1/2040	AA+	24,000	24,000,000

Total						26,700,000

Utilities 0.08%
Las Vegas Vly NV Wtr Dist Wtr
Impt Ser C	0.26%	10/1/2012	6/1/2036	AA+	3,000	3,000,000

Total Variable Rate Demand Notes (cost $106,875,000)						106,875,000

Total Short-Term Investments (cost $106,876,775)						106,876,775

Total Investments in Securities 98.90% (cost $3,538,733,720)						3,773,059,545

Cash and Other Assets in Excess of Liabilities(i) 1.10%						41,857,167

Net Assets 100.00%						$3,814,916,712

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	December 2012	622	Short	$(83,027,281)	$(394,685)
U.S. 30-Year Treasury Bond	December 2012	342	Short	(51,086,250)	(51,357)

Totals				$(134,113,531)	$(446,042)

See Notes to Financial Statements.	73

Schedule of Investments
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.98%

Corporate-Backed 5.71%
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$375	$381,049
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	214,712
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	B+	160	127,707
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2020	A+	500	587,405
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2021	A+	1,000	1,175,690
IA St Fin Auth Midwestern Disaster Alcoa Inc Pj	4.75%	8/1/2042	BBB-	1,350	1,367,914
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B2	1,000	1,040,510
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	100	106,161
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	250	281,055
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-	150	175,098
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	220,404
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	1,350	1,461,591
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	150	162,161
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+	270	274,830
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	120	120,510
OH St Air Quality Dev Auth Pwr Co Ser C (AMBAC)	5.15%	5/1/2026	Baa1	100	100,127
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	425	429,752
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB	500	546,655
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	500	544,275
Warren Cnty MS Gulf Intl Paper Ser A	5.80%	5/1/2034	BBB	100	112,080
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB	255	293,903
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	220	267,557

Total					9,991,146

74	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education 14.51%
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2		$130	$150,439
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		200	222,982
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2		225	249,908
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3		150	161,159
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3		100	111,850
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3		265	298,901
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+		250	296,810
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2		170	186,978
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		100	107,477
FL St Higher Edl Facs Fin Auth Univ of Tampa Pj Ser A	5.00%	4/1/2032	BBB+		600	652,446
Fulton Cnty GA Dev Auth GA St Univ	5.00%	9/1/2032	A+		750	830,017
Fulton Cnty GA Dev Auth GA Tech Athletic Assoc	5.75%	10/1/2031	A2		80	96,322
Fulton Cnty GA Dev Auth Spelman College	5.00%	6/1/2026	A1		175	191,868
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(d)	1,000	996,420
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(d)	155	146,439
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	4.625%	6/1/2029	A		500	548,745
IL Fin Auth Rev DePaul Univ Ser A	6.00%	10/1/2032	A-		415	487,667
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	100,956
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2021	Baa3		500	502,860
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		500	484,170
LA Pub Facs Auth Loyola Univ	5.25%	10/1/2029	A+		680	780,191
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1		300	340,953
MA St Dev Fin Agy Berklee College of Music	5.00%	10/1/2031	A		260	294,588
MA St Dev Fin Agy Merrimack College Ser A	5.00%	7/1/2032	BBB-		380	409,758
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-		105	116,382
MD St Hlth & Higher Edl Facs Auth Goucher College Ser A	5.00%	7/1/2034	A-		105	119,110

See Notes to Financial Statements.	75

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	4.00%	10/1/2027	A	$675	$745,187
Morgan St Univ MD Academic & Aux Facs	5.00%	7/1/2027	Aa3	670	799,967
Morgan St Univ MD Academic & Aux Facs	5.00%	7/1/2030	Aa3	350	413,291
Morgan St Univ MD Academic & Aux Facs	5.00%	7/1/2032	Aa3	450	525,951
NC Cap Facs Fin Agy High Point Univ	5.00%	5/1/2025	BBB+	1,075	1,195,249
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2019	BBB	800	915,432
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2027	BBB	250	275,648
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2030	BBB+	750	837,622
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2	350	408,111
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2	160	184,907
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+	500	553,325
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2027	A	1,000	1,085,680
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2020	Baa1	555	683,521
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1	250	288,225
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.25%	7/1/2031	A1	200	231,874
NY St Dorm Auth Rev Non St Supp Debt The New Sch	5.50%	7/1/2040	A-	400	458,804
NY St Dorm Auth Rev Non St Supp Debt The New Sch CR (AGM)	5.00%	7/1/2020	AA-	115	134,682
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2031	A+	1,130	1,293,906
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	530	567,132
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	415	488,928
PA St Higher Edl Facs Auth La Salle Univ	4.00%	5/1/2032	BBB	1,385	1,394,113
PA St Higher Edl Facs Auth St. Joseph’s Univ Ser A	5.00%	11/1/2030	A-	600	678,606
RI St Hlth & Edl Bldg Corp RI Sch of Design Ser B	5.00%	8/15/2035	A1	1,000	1,122,420
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic	5.00%	9/1/2031	A-	320	364,342
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	775	875,843

Total					25,408,162

76	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 8.33%

Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	BBB	$125	$125,280
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	668,316
CA St	5.00%	2/1/2033	A1	1,000	1,138,070
CA St	5.375%	11/1/2035	A1	400	464,888
CA St (CIFG)	4.50%	8/1/2028	A1	200	214,520
CA St Var Purp(c)	5.00%	9/1/2036	A1	1,250	1,414,800
CA St Var Purp	5.50%	3/1/2040	A1	975	1,125,364
CA St Var Purp	6.50%	4/1/2033	A1	300	379,332
CA St Var Purp CR (AGM)	4.50%	3/1/2033	AA-	150	157,838
Ceres CA Unif Sch Dist Election 2008 Ser A (AG)	5.50%	8/1/2032	AA-	250	274,850
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	279,155
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	469,092
HI St Ser DZ	5.00%	12/1/2028	AA	1,000	1,219,080
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	266,294
IL St	5.00%	8/1/2023	A	500	576,345
IL St Ser A	5.00%	1/1/2034	A	770	845,198
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A	5.00%	2/1/2029	Aa2	1,000	1,160,760
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	177,821
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	450	494,694
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	110	125,160
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	295,065
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	Baa1	100	102,217
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	Baa1	400	428,164
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	215	225,606
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	250	263,270
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	Baa1	190	197,300
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.00%	7/1/2020	Baa1	200	229,406
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.25%	7/1/2026	Baa1	315	361,724
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.75%	7/1/2036	Baa1	300	346,023

See Notes to Financial Statements.	77

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	$150	$178,709
San Diego CA Unif Sch Dist Cap Apprec Election 2008 Ser C	Zero Coupon	7/1/2033	Aa2	140	53,841
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	1,000	328,250

Total					14,586,432

Health Care 19.28%
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2027	A+	300	338,592
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2028	A+	250	280,670
Akron Bath Copley Joint Twp OH Hosp Dist Akron Gen Hlth Sys	5.00%	1/1/2031	BBB	750	800,265
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	239,615
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A2	100	100,523
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B-	100	76,123
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East	6.25%	11/15/2032	A	305	364,884
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	500	456,370
AZ Hlth Facs Auth Phoenix Children’s Hosp Ser A	5.00%	2/1/2034	BBB+	700	747,271
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	1,015	1,123,737
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2025	A	770	845,337
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2026	A	100	108,794
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	85	96,951
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	265	290,930
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2027	BBB+	1,000	1,098,210
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	275	324,112
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	700	822,395
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A	105	118,024

78	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A		$100	$111,913
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB		500	531,855
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+		110	119,427
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB-		110	128,242
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2042	NR		680	712,266
CO Hlth Facs Auth Rev Boulder Cmnty Horp Pj	5.00%	10/1/2032	A		280	311,914
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA		155	191,048
CO Hlth Facs Auth Rev Catholic Hlth Ser A	5.25%	2/1/2031	AA		750	872,302
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2032	A		600	666,306
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		1,130	1,218,490
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	290,245
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		140	150,812
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	158,067
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(d)	130	150,600
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(d)	100	102,488
Dauphin Cnty PA Gen Auth Pinnacle Hlth Sys Pj	5.00%	6/1/2042	A		400	431,772
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		530	588,846
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	357,396
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		160	153,851
Glynn-Brunswick GA Mem Hosp Auth GA Antic Ctfs Southeast Hlth Ser A	5.625%	8/1/2034	A2		120	134,339
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui	5.125%	11/15/2032	BBB-	(d)	200	214,090

See Notes to Financial Statements.	79

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		$100	$95,750
IL Fin Auth Rev Ascension Hlth Ser A	5.00%	11/15/2032	AA+		750	856,627
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(d)	210	231,223
IL Fin Auth Rev Mem Hlth Sys	5.50%	4/1/2034	A+		155	172,109
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	117,150
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.125%	11/1/2021	A2		70	83,484
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		250	319,160
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		305	328,619
IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		175	214,464
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		315	386,889
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2029	A2		35	42,893
IL Fin Auth Rev Rush Univ of Chicago Med Ctr Ser C	5.50%	8/15/2036	AA-		155	173,670
Johnson City TN Hlth & Edl Facs Brd Mountain St Hlth	5.00%	8/15/2042	BBB+		250	264,350
Johnson City TN Hlth & Edl Facs Brd Mountain St Hlth Alliance	6.00%	7/1/2038	BBB+		45	52,240
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	352,542
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		740	887,956
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	361,585
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		500	558,825
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(d)	250	280,815
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		300	329,841
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		335	399,129
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3		390	449,225
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.75%	7/1/2036	Baa3		375	441,345
MI St Fin Auth Rev Trinity Hlth	5.00%	12/1/2035	AA		500	563,335

80	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2	$100	$110,286
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A	105	124,542
Montgomery Cnty PA Indl Dev Auth Jefferson Hlth Sys Ser A	5.00%	10/1/2027	AA	1,000	1,154,350
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR	350	356,752
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	250	288,353
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	250	236,913
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB	575	637,962
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2031	A3	500	551,025
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	105	121,934
NM St Hosp Equip Ln Council Gerald Champion	5.50%	7/1/2042	BB	375	375,525
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A-	250	296,613
OH St Hosp Fac Rev Cleveland Clinic Hlth Sys	5.00%	1/1/2032	Aa2	525	595,828
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr Pj	5.00%	7/1/2042	BB+	335	341,449
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-	1,135	1,239,488
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB-	310	323,491
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-	155	164,466
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	500	654,800
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	55	42,290
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	300	319,776
Univ of CO Hosp Auth Ser A(c)	5.00%	11/15/2036	A+	500	551,530
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	150	178,274
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.125%	11/1/2037	A3	275	322,867

See Notes to Financial Statements.	81

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3	$120	$132,409
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	350	375,098
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2024	A-	430	458,419

Total					33,746,738

Housing 0.35%
Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ FL Ser A	8.00%	10/1/2042	NR	300	357,405
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	250	250,222

Total					607,627

Lease Obligations 10.32%
CA St Pub Wrks Brd CA Cmnty College Ser E (NPFGC)(FGIC)	4.50%	10/1/2027	A2	100	104,032
CA St Pub Wrks Brd Dept Ed Riverside Campus Pj B	6.00%	4/1/2027	A2	250	301,820
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2032	A2	380	406,296
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	136,799
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	10/1/2028	A2	535	599,976
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2034	A2	500	553,330
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	300	347,322
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.625%	11/1/2034	A2	590	735,258
Carrollton GA Payroll Dev Auth Antic Ctfs Athletic Pj	6.25%	6/15/2034	A1	290	340,187
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA-	150	164,681
Dallas TX Civic Ctr Convtn Ref & Impt (AG)	5.25%	8/15/2038	AA-	500	555,880
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	526,509
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	269,215
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	288,865
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	125	141,566
Los Angeles CA Muni Impt Corp Ser B	5.00%	9/1/2030	A+	145	157,002

82	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser B	5.00%	10/1/2025	A+	$1,000	$1,145,560
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	565	605,426
MI St Bldg Auth Facs Pg Ser I A	5.20%	10/15/2031	Aa3	1,000	1,175,540
MI St Bldg Auth Facs Pg Ser II A	5.00%	10/15/2025	Aa3	400	478,980
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	650	754,806
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2031	A+	250	283,010
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%	7/15/2031	AA-	1,500	1,780,635
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	483,176
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	115,905
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	133,634
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2024	A-	1,000	1,201,950
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	400	458,232
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	625	725,819
Pima Cnty AZ Indl Dev Auth Metro Police Fac Pj Ser A	6.00%	7/1/2041	AA	600	687,828
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	Aa2	250	307,927
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A+	1,000	1,106,320
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+	275	302,305
Univ of CT Ser A	4.75%	2/15/2029	AA	100	113,543
VA Comwlth Transn Brd Tr Cap Pjs	4.75%	5/15/2035	AA+	500	573,350

Total					18,062,684

Other Revenue 6.52%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-	1,000	1,046,850
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB	155	168,206
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	212,214
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	590	614,001
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+	50	50,707
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2025	BB+	295	304,015

See Notes to Financial Statements.	83

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2026	BB+		$100	$102,875
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		250	256,245
Baytown Twp MN Rev St. Croix Prep Academy Pj	5.75%	8/1/2042	BB		650	652,808
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029	A-		425	476,025
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		500	554,605
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2042	BBB		275	289,880
Dist of Columbia Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1		600	622,434
Dist of Columbia National Pub Radio Ser A	5.00%	4/1/2035	AA-		125	137,526
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3		125	141,290
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(d)	500	579,755
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	5.875%	5/15/2021	BBB		250	285,828
LA St Loc Govt Envr Facs & Cmnty Dev Auth Plaquemines Pj (AGM)	4.00%	9/1/2037	AA-		300	302,439
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		250	295,223
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		100	70,046
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+		865	883,831
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	BB+		180	183,290
New York City NY Indl Dev Agy Utd Jewish Appeal Federal	5.00%	7/1/2034	Aa1		400	466,964
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	AA		120	139,139
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.25%	7/1/2026	A		500	585,990
North TX Ed Fin Corp Uplift Ed Ser A	4.875%	12/1/2032	BBB-		200	209,970
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		150	137,760
Puerto Rico Children’s Tr Fd Tob Sttlmnt Rev Asset Bkd Bds	5.625%	5/15/2043	Baa3		760	760,076
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		500	514,215
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB		350	366,853

Total						11,411,060

84	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax 1.15%
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2032	Baa2	$250	$266,240
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2035	Baa2	300	315,132
Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	108,329
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	315	274,815
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	175	146,006
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	164,012
New York City NY Indl Dev Agy Pilot Queens Baseball Stadium (AMBAC)	5.00%	1/1/2018	BB+	200	217,402
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	450	519,786

Total					2,011,722

Tax Revenue 5.40%
AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2028	A1	1,000	1,148,720
AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2031	A1	250	282,930
Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	128,846
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	900	1,063,629
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	130	163,924
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	170,661
IL St Sales Tax Rev Build Ill Ser A	4.75%	6/15/2034	AAA	205	225,705
Jacksonville FL Transit Rev Ser A	5.00%	10/1/2031	AA-	1,000	1,163,160
MA St Spl Oblig (NPFGC)(FGIC)	5.50%	1/1/2030	A1	500	624,910
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	225,126
Miami-Dade Cnty FL Transit Sys Sales Surtax Rev	5.00%	7/1/2037	AA	600	680,094
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	Aaa	550	600,985
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	290	323,179
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.375%	8/1/2039	A+	235	251,177
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2042	A+	1,000	1,071,430

See Notes to Financial Statements.	85

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2028	AA	$510	$607,364
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.00%	10/1/2025	Baa2	215	236,689
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	180	197,590
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	280,315

Total					9,446,434

Tobacco 6.21%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	250	210,908
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	650	519,084
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	760	628,482
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	4.75%	6/1/2023	B+	205	195,892
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	5.50%	6/1/2045	B-	1,000	816,940
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-	1,000	852,550
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (AMBAC)	5.00%	6/1/2030	A2	375	378,383
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	690	708,444
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	375	383,880
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2	250	250,280
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+	100	91,904
IL Railsplitter Tob Sttlmnt Auth	6.00%	6/1/2028	A-	540	633,474
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-	740	654,145
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-	685	565,036
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2026	A-	870	990,408
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-	1,000	1,121,360

86	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2019	Baa1	$75	$79,037
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2	115	108,172
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2	130	108,144
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+	665	641,971
TSASC Inc NY Ser 1	5.00%	6/1/2034	B	335	265,209
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2	920	667,506

Total					10,871,209

Transportation 8.83%
Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	520	615,441
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	400	469,752
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	224,318
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	500,400
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2030	BBB	350	125,328
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2031	BBB	255	85,874
Charlotte NC Arpt Rev Douglas Arpt Ser A	5.00%	7/1/2033	Aa3	630	728,878
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A2	350	387,706
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A2	100	103,996
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A2	200	204,928
Chicago IL O’Hare Intl Arpt 3rd Lien Ser C	5.50%	1/1/2031	A2	90	104,820
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A2	135	146,592
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2027	BBB	100	45,716
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2028	BBB	460	197,156
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2034	AA-	500	584,350
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A	100	122,804
IL St Toll Hwy Auth Sr Ser A1	5.00%	1/1/2031	AA-	95	106,366
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B	5.00%	5/15/2035	AA-	645	721,058
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	440	492,941
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	165,188
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	461,712

See Notes to Financial Statements.	87

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2035	AA-	$205	$233,950
Metro Transn Auth NY Ser B	5.00%	11/15/2033	A	105	116,254
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	610,396
Metro Transn Auth NY Ser D	4.50%	11/15/2030	A	125	137,446
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	156,384
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	175	199,938
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.50%	10/1/2029	A2	490	572,707
NJ St Tpk Auth Ser B	5.00%	1/1/2028	A+	900	1,076,130
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	350	409,896
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	183,453
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	126,205
North TX Twy Auth Rev Sys 1st Tier	6.00%	1/1/2043	A2	775	903,611
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	200	220,974
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	40	43,635
Orlando & Orange Cnty FL Expwy Auth Ser A	4.50%	7/1/2029	A	200	218,850
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	505	575,811
PA St Tpk Commn Sub Ser A	5.00%	12/1/2032	A-	500	562,920
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	185	207,781
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	177,768
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA-	165	193,677
Regl Transn Dist CO Denver Trans Partners	5.375%	7/15/2025	Baa3	75	86,603
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2026	Baa3	120	142,981
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	185	216,537
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	485	552,614
Regl Transn Dist CO Trans Partners	5.375%	1/15/2025	Baa3	85	98,150
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA-	495	579,719
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	195	220,141
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	BBB+	100	31,071

Total					15,450,926

88	See Notes to Financial Statements.

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 11.37%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.00%	7/1/2024	NR	$200	$224,306
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	100	110,400
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2025	A1	1,000	1,185,560
Atlanta GA Wtr & Wst Wtr Rev (AGM)	5.75%	11/1/2030	AA-	260	363,225
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	612,865
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	370,587
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	1,000	1,076,040
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA-	100	116,093
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	185,214
CT St Dev Auth Pollutn Ctrl Lt & Pwr Co Pj	4.375%	9/1/2028	A-	900	979,218
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	770	873,496
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	6.25%	7/1/2036	AA-	55	64,156
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	335	338,963
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	102,248
Detroit MI Wtr Supply Sys Sr Lien Ser D (AGM)	4.625%	7/1/2032	AA-	95	97,074
FL St Muni Pwr Agy Requirements Pwr Ser A	5.25%	10/1/2019	A2	150	183,536
FL St Muni Pwr Agy St. Lucie Pj Ser A	5.00%	10/1/2026	A2	700	834,120
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	177,575
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	191,036
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-	500	536,810
Long Island NY Pwr Auth Ser B	5.00%	9/1/2026	A-	500	595,095
Lower CO River Auth TX Impt LCRA Transn Svcs	5.00%	5/15/2030	A	100	112,438
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Palo Verde Ser A	4.50%	8/1/2042	BBB	1,000	1,023,090
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%	6/1/2035	A1	955	1,053,871
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1	5.25%	6/15/2032	AA+	100	117,066
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	215,256

See Notes to Financial Statements.	89

Schedule of Investments (continued)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
NY St Envr Facs Corp Ser A	5.125%	6/15/2038	AAA	$500	$567,280
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	145	170,755
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	80	91,542
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA+	100	121,115
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2026	BBB+	275	294,795
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2028	BBB+	180	191,680
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	135	150,842
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.125%	7/1/2024	Baa2	280	321,132
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+	750	769,147
Puerto Rico Elec Pwr Auth Ser CCC	5.00%	7/1/2028	BBB+	120	124,196
Puerto Rico Elec Pwr Auth Ser CCC	5.25%	7/1/2027	BBB+	370	390,176
Puerto Rico Elec Pwr Auth Ser CCC	5.25%	7/1/2028	BBB+	535	562,381
Puerto Rico Elec Pwr Auth Ser VV (NPFGC)(FGIC)	5.25%	7/1/2032	BBB+	520	548,236
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2033	BBB+	425	434,686
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2027	BBB+	205	216,179
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	100	116,914
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2020	A-	125	140,254
Salt Verde AZ Fin Corp Ser A	5.25%	12/1/2027	A-	370	413,223
TN Enrg Acq Corp Ser C	5.00%	2/1/2024	BBB	150	160,581
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	BBB	295	315,750
TN Enrg Acq Corp Ser C	5.00%	2/1/2027	BBB	1,090	1,169,712
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2022	A-	800	892,984

Total					19,902,898

Total Municipal Bonds (cost $158,633,654)					171,497,038

90	See Notes to Financial Statements.

Schedule of Investments (concluded)
AMT FREE MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 0.29%

Variable Rate Demand Note

Utilities
Las Vegas Vly NV Wtr Dist Wtr
Impt Ser C (cost $500,000)	0.26%	10/1/2012	6/1/2036	AA+	$500	$500,000

Total Investments in Securities 98.27% (cost $159,133,654)						$171,997,038

Cash and Other Assets in Excess of Liabilities(i) 1.73%						3,032,247

Net Assets 100.00%						$175,029,285

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	December 2012	34	Short	$(4,538,469)	$(21,574)
U.S. 30-Year Treasury Bond	December 2012	42	Short	(6,273,750)	169
Ultra Long U.S. Treasury Bond	December 2012	9	Short	(1,486,969)	3,852

Totals				$(12,299,188)	$(17,553)

See Notes to Financial Statements.	91

Schedule of Investments
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 102.49%

Corporate-Backed 5.60%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	$2,915	$2,910,103
Chula Vista CA Indl Dev Rev San Diego Gas Ser F AMT	4.00%	5/1/2039	Aa3	3,000	3,017,340
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	B-	3,575	4,009,148
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-	1,015	1,014,970
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB	2,000	2,228,600
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2021	A+	7,000	8,229,830
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	3,750	3,779,287
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	655	660,135
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	3,195	3,416,541
IA St Fin Auth Midwestern Disaster
Alcoa Inc Pj	4.75%	8/1/2042	BBB-	10,055	10,188,430
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(f)	6.00%	3/1/2037	NR	1,550	520,382
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(f)†	6.25%	10/1/2037	NR	2,000	360,000
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	11,000	12,366,420
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,380	3,724,828
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	1,400	1,507,912
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,495,389
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	1,000	865,030
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	9,150	9,891,790
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,585	1,575,997
New York City NY Indl Dev Agy Sr Trips Ser A AMT	5.00%	7/1/2028	BBB-	1,000	1,060,910
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,480	1,479,852

92	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.125%	9/15/2023	B		$650	$661,934
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B		1,250	1,277,663
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-		1,215	1,195,110
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.75%	9/15/2027	B-		5,000	5,026,150
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		2,000	2,559,320
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2032	A1		3,500	3,882,865
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+		1,500	1,687,740
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+		1,500	1,736,790
Port of Seattle WA Indl Dev Corp Spl Facs Delta Airline AMT(c)	5.00%	4/1/2030	B+	(d)	3,000	3,017,040
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,611,460
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(f)	6.25%	6/1/2026	NR		5,715	3,746,925
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		2,500	2,838,725
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB		1,750	1,904,963
Warren Cnty MS Gulf Opportunity Intl Paper Co Pj Ser A	5.375%	12/1/2035	BBB		1,750	1,912,873
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	5,037,700
WI Pub Fin Auth Arpt Facs Sr Oblig Grp AMT	5.00%	7/1/2042	BBB-		2,000	2,015,200

Total						114,415,352

Education 6.04%
AR St Dev Fin Auth Rev Hendrix College	4.10%	10/1/2037	A-		1,500	1,511,025
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2		2,500	2,785,025
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2		2,000	2,286,720
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,787,275
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3		2,465	2,828,390
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,107,740
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+		1,875	2,226,075

See Notes to Financial Statements.	93

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
CA Statewide Cmntys Dev Auth Windrush Sch(f)	5.50%	7/1/2037	NR		$1,000	$530,000
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A1		1,175	1,299,127
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		2,000	2,209,540
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-		3,000	3,295,380
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2033	AA-		1,500	1,673,085
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2029	Aa2		4,000	4,547,360
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2033	Aa2		4,385	4,897,300
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,000	1,074,770
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		2,075	2,485,705
FL St Higher Edl Facs Fin Auth Univ of Tampa Pj Ser A	5.25%	4/1/2042	BBB+		1,500	1,645,665
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,371,557
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(d)	4,575	4,558,621
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(d)	1,280	1,209,306
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		6,350	6,894,004
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,163,520
IL Fin Auth Rev IL Inst Tech	6.25%	2/1/2019	Baa3		2,635	2,884,245
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	1,090,760
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2019	Baa3		1,000	1,016,970
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,918,164
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	5,188,939
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3		2,500	2,719,025
MA St Dev Fin Agy Merrimack College Ser A	5.00%	7/1/2032	BBB-		535	576,896
MA St Dev Fin Agy Merrimack College Ser A	5.25%	7/1/2042	BBB-		1,200	1,296,840
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	5,241,200
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,332,000

94	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	$2,000	$2,122,800
MD St Hlth & Higher Edl Facs Auth Goucher College Ser A	5.00%	7/1/2034	A-	600	680,628
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.50%	7/1/2038	NR	2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,538,165
NC Cap Facs Fin Agy High Point Univ	4.375%	5/1/2034	BBB+	1,000	1,025,510
NC Cap Facs Fin Agy High Point Univ	5.00%	5/1/2032	BBB+	1,000	1,077,240
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB	2,000	2,236,140
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	2,100	2,412,144
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	6,050,900
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba3	3,900	4,178,265
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A	4,645	5,204,815
PA St Higher Edl Facs Auth La Salle Univ	5.00%	5/1/2042	BBB	3,000	3,246,720
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,221,326
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%	10/1/2021	A-	700	763,490
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%	10/1/2031	A-	500	538,720
Quad Cities IL Regl Econ Dev Auth Augustana College	5.00%	10/1/2023	Baa1	590	649,448
Quad Cities IL Regl Econ Dev Auth Augustana College	5.00%	10/1/2024	Baa1	550	601,585
Quad Cities IL Regl Econ Dev Auth Augustana College	5.00%	10/1/2027	Baa1	900	967,401
RI St Hlth & Edl Bldg Corp RI Sch of Design Ser B	5.00%	8/15/2035	A1	1,000	1,122,420
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	2,115,838

Total					123,285,784

See Notes to Financial Statements.	95

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 11.95%
CA St	5.00%	2/1/2033	A1	$20,035	$22,801,233
CA St	5.25%	9/1/2024	A1	15,000	18,451,650
CA St Var Purp(c)	5.00%	9/1/2036	A1	11,000	12,450,240
CA St Var Purp	5.50%	3/1/2040	A1	9,250	10,676,535
CA St Var Purp	5.60%	3/1/2036	A1	7,330	8,630,415
CA St Var Purp	6.50%	4/1/2033	A1	13,400	16,943,496
Cent CA Unif Sch Dist Election 2008 Ser A (AG)	5.625%	8/1/2033	AA-	2,360	2,703,734
CT St Ser D(b)	5.00%	11/1/2027	AA	10,000	12,152,650
CT St Ser D(b)	5.00%	11/1/2028	AA	10,000	12,152,650
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	2,147,010
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	12,207,750
IL St	5.00%	8/1/2023	A	8,000	9,221,520
IL St	5.00%	3/1/2030	A	11,500	12,746,140
IL St	5.00%	3/1/2031	A	4,750	5,252,740
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	8,519,730
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,726,413
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,506,440
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	6,263,400
New York City NY Sub Ser D-1(b)	5.00%	10/1/2026	AA	26,860	32,380,267
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,530	4,701,883
OH St Higher Ed Ser A	4.50%	2/1/2032	AA+	6,750	7,518,825
OH St Higher Ed Ser A	5.00%	2/1/2031	AA+	5,000	5,902,050
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA-	2,500	2,811,450
Port of Houston TX Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,190,380
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,950	2,323,211
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA-	1,735	1,841,650
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,240	2,525,331
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+	4,000	4,324,280
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	2,385	782,876

Total					243,855,949

96	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care 19.29%
Akron Bath Copley Joint Twp OH Hosp Dist Akron Gen Hlth Sys	5.00%	1/1/2031	BBB	$5,250	$5,601,855
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2041	NR	3,000	3,488,190
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2046	NR	5,000	5,794,450
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	2,500	2,438,475
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	3,250	3,114,995
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B-	3,000	2,529,825
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B-	6,000	4,590,000
Allen Cnty OH Hosp Facs Rev Catholic Hlth Partners Ser A	5.00%	5/1/2033	AA-	12,000	13,474,560
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	2,000	1,825,480
AZ Hlth Facs Auth Phoenix Children’s Hosp Ser A	5.00%	2/1/2034	BBB+	3,150	3,362,719
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	895	1,046,935
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	3,025	3,526,242
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-	1,000	1,253,220
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1	1,500	1,863,780
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	3,600	4,363,560
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2029	BBB+	1,350	1,464,872
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2034	BBB+	500	535,650
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	2,000	2,474,100
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	4,500	5,286,825
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB	1,375	1,462,601
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)	5.125%	2/15/2037	AA-	7,000	7,633,010

See Notes to Financial Statements.	97

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR		$7,000	$7,638,890
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2035	NR		1,625	1,760,899
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA-		1,750	1,891,068
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		10,000	10,783,100
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(d)	1,000	1,122,190
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(d)	500	512,440
Dauphin Cnty PA Gen Auth Pinnacle Hlth Sys Pj	5.00%	6/1/2042	A		4,000	4,317,720
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2		2,000	2,148,800
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2		4,500	4,725,270
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,750,120
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,501,540
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(d)	4,300	4,377,529
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,726,166
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,716,010
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,960,660
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,517,955
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,283,216
IL Fin Auth Rev Ascension Hlth Ser A	5.00%	11/15/2032	AA+		6,950	7,938,081
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(d)	1,500	1,651,590
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(d)	1,500	1,657,110
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,922,638

98	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		$3,000	$3,829,920
Johnson City TN Hlth & Edl Facs Brd Mountain St Hlth	5.00%	8/15/2042	BBB+		1,125	1,189,575
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA-		5,000	5,570,050
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,233,690
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	4,627,166
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.25%	5/15/2031	Baa1		8,000	9,473,600
Laramie Cnty WY Hosp Rev Cheyenne Regl Med Ctr Pj	5.00%	5/1/2032	A+		1,000	1,113,430
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		3,700	4,348,018
MA St Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	1,963,170
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	4.625%	8/1/2029	AA		5,500	6,005,285
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	5.00%	8/1/2032	AA		1,500	1,641,240
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,175	4,602,311
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(d)	3,000	3,369,780
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A	4.00%	7/1/2029	A		2,030	2,179,022
MD St Hlth & Higher Edl Facs Auth Johns Hopkins Hlth Sys	5.00%	7/1/2032	AA-		2,735	3,232,114
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	13,332,102
ME St Hlth & Higher Edl Facs Auth Gen Med Ctr	7.50%	7/1/2032	Baa3		11,000	13,587,310
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	BBB+	(d)	3,680	3,778,808
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A	5.00%	1/1/2027	A-		1,460	1,604,978
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A	5.00%	1/1/2032	A-		1,400	1,511,706
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A	5.00%	1/1/2041	A-		1,000	1,056,780
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2024	BBB+		3,150	3,513,825

See Notes to Financial Statements.	99

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2025	BBB+	$1,300	$1,436,760
Montgomery Cnty PA Indl Dev Auth Jefferson Hlth Sys Ser A	5.00%	10/1/2027	AA	3,500	4,040,225
NC St Med Care Commn Pennybyrn at Maryfield Ser A	6.125%	10/1/2035	NR	9,500	9,132,445
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	2,400	2,768,184
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3	5,640	6,408,337
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB	3,900	4,327,050
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB	3,650	4,046,828
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2037	A3	2,000	2,178,500
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	5,500	6,387,040
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A-	1,985	2,355,103
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR	7,200	7,322,400
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3	3,500	3,892,175
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-	15,000	16,380,900
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.625%	7/1/2036	BBB-	3,500	3,733,590
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	16,750	20,757,605
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	795,810
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	845,801
South Cent PA Gen Auth Rev WellSpan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	1,172,480
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.75%	12/1/2032	NR	1,900	1,989,167
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	6.00%	12/1/2042	NR	2,250	2,366,910
Spartanburg Cnty Regl Hlth Svcs Dist Rev Ref Ser A	5.00%	4/15/2032	A1	7,000	7,881,090

100	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	$2,000	$2,091,820
Tarrant Cnty TX Cultural Ed Facs Fin Corp CHRISTUS Hlth Ser A (AG)	6.25%	7/1/2028	AA-	1,500	1,789,770
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,750,375
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,000	1,065,920
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	3,365,010
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,467,224
Univ of CO Hosp Auth Ser A(c)	5.00%	11/15/2036	A+	2,250	2,481,885
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	6,025,400
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	AA+	585	659,459
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2033	AA+	3,500	3,865,190
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	9,350	10,020,488
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	2,112,220

Total					393,711,377

Housing 1.11%
Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,798,869
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,714,300
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,744,980
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,572,168
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,246,360
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	10	10,032
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	1,460	1,590,918
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	4,220	4,597,606
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	Aaa	140	142,134

See Notes to Financial Statements.	101

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Housing (continued)
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.75%		7/1/2028	BBB-	$1,000	$1,110,610
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%		7/1/2030	BBB-	1,000	1,133,030

Total						22,661,007

Lease Obligations 6.94%
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%		12/1/2028	A2	5,600	6,230,056
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%		4/1/2033	A2	8,500	9,428,200
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.125%		10/1/2031	A2	2,500	2,800,925
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%		11/1/2022	A2	5,000	5,941,350
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%		5/1/2028	AA-	7,000	8,235,360
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%		12/1/2023	A1	1,000	1,065,760
Goodyear AZ Pub Impt Corp	6.00%		7/1/2031	AA-	2,350	2,739,583
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%		6/7/2013	NR	1,768	265,200
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%		2/1/2033	AA	12,000	14,384,520
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%		12/1/2029	Aa3	1,500	1,596,315
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser B	5.00%		10/1/2025	A+	6,525	7,474,779
McLennan Cnty TX Pub Fac Corp	6.625%		6/1/2035	AA-	7,265	7,784,811
MI St Fin Auth Rev Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,612,400
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	2.852%	#	4/1/2014	Aa3	3,300	3,326,961
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%		12/1/2028	A	3,000	3,138,480
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%		7/15/2030	AA-	10,000	11,937,000
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%		7/15/2031	AA-	6,000	7,122,540
North Hudson NJ Sewerage Auth Ser A	5.00%		6/1/2024	A-	2,585	3,107,041
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%		11/15/2031	A+	2,500	2,863,950
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2025	AAA	1,980	2,332,412
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2026	AAA	2,870	3,380,820
PA St Indl Dev Auth Unref Econ Dev	5.50%		7/1/2023	A1	2,630	3,051,168

102	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2		$2,000	$2,322,620
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1		9,000	10,358,010
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,771,558
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A+		5,000	5,473,300

Total						141,745,119

Other Revenue 6.29%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		4,650	4,867,852
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB		5,750	6,239,900
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,546,568
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		5,000	5,203,400
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	3,446,205
Baytown Twp MN Rev St. Croix Prep Academy Pj	5.75%	8/1/2042	BB		1,350	1,355,832
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	BB		1,455	1,525,306
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		8,000	8,525,040
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	918,090
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,325,835
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		2,000	2,218,420
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2032	BBB		915	982,765
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2042	BBB		1,235	1,301,826
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		2,000	2,237,600
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-		1,000	1,129,120
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		100	89,273
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,198,067
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(d)	9,000	10,435,590

See Notes to Financial Statements.	103

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-		$1,000	$1,051,320
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BB+		750	798,893
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BB+		1,250	1,312,550
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,589,372
LA St Loc Govt Envr Facs & Cmnty Dev Auth Plaquemines Pj (AGM)	4.00%	9/1/2037	AA-		2,700	2,721,951
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		7,250	8,073,890
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,367,924
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+		11,000	12,572,340
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	CCC+		2,250	1,831,320
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		2,000	2,115,900
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A(f)	5.50%	8/1/2022	NR		300	108,000
Milwaukee WI Redev Auth Academy of Learning Ser A(f)	5.65%	8/1/2037	NR		250	90,000
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	8,075,405
New York City NY Indl Dev Agy Utd Jewish Appeal Federal	5.00%	7/1/2034	Aa1		4,685	5,469,316
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	803,080
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,230,404
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2026	BBB-		1,600	1,547,792
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	7,071,680
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(d)	4,500	4,507,020
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB		15	15,406
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	5,122,200

104	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	$1,230	$1,264,969
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-	1,145	1,235,844
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	1,725	1,639,681

Total					128,457,946

Pre-Refunded 0.09%
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB	1,455	1,759,939

Special Tax 2.36%
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2032	Baa2	1,250	1,331,200
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2035	Baa2	1,500	1,575,660
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,086,640
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	940	984,095
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,621,560
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	795,401
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	2,805	2,140,103
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	2,000	2,005,020
Gramercy Farms FL Cmnty Dev Dist Cap Apprec~	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms FL Cmnty Dev Dist Ser A-1(f)	5.25%	5/1/2039	NR	1,340	13
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,397,680
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	1,595,835
Lakeside Landings Cmnty Dev Dist FL Ser A(f)	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	BBB+	1,605	1,680,660
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,081	1,570,115
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	2,058,340

See Notes to Financial Statements.	105

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	$2,325	$2,807,763
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,603,413
Riverside Cnty CA Redev Agy Cap Apprec Hsg Ser A (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	7,140,731
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,234,780
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,782,250
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,136,970
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,581,566
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,825	1,913,987
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,590,325
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(f)	5.70%	4/1/2022	NR	1,000	670,000
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(f)	5.75%	4/1/2027	NR	1,300	871,000

Total					48,231,107

Tax Revenue 8.14%
AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2028	A1	18,000	20,676,960
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA-	2,330	2,887,336
MA St Sch Bldg Auth Sr Ser B(b)	5.00%	10/15/2032	AA+	20,000	23,865,500
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	2,045,865
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A2	3,000	1,578,690
Miami-Dade Cnty FL Transit Sys Sales Surtax Rev	5.00%	7/1/2037	AA	5,425	6,149,183
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	12,000	14,341,740
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA	4,000	4,780,580
NY St Dorm Auth Ser C	5.00%	3/15/2025	AAA	5,510	6,684,236

106	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NY St Dorm Auth Ser C	5.00%	3/15/2026	AAA	$2,580	$3,125,386
NY St Dorm Auth Ser C	5.00%	3/15/2034	AAA	5,000	5,773,750
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,966,800
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,648,650
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2037	A+	9,000	9,713,160
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2042	A+	5,860	6,278,580
San Joaquin Cnty CA Transn Auth Ser A	5.50%	3/1/2041	AA	14,000	16,572,920
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	4,190	5,015,975
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2028	AA	1,500	1,786,365
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2029	AA	3,610	4,279,402
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	3,690	4,156,933
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	5,850	6,406,043
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	4,500	4,939,740
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-	1,145	1,261,057
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	2,000	2,242,520

Total					166,177,371

Tobacco 5.82%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	10,000	8,436,300
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	9,165	7,319,077
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	8,300	6,863,685
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	5.50%	6/1/2045	B-	3,000	2,450,820
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-	7,000	5,712,070

See Notes to Financial Statements.	107

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		$10,650	$8,204,121
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)~	Zero Coupon	6/1/2037	B-		8,000	6,449,760
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+		1,960	1,801,318
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	B+		4,750	4,417,690
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B	(d)	5,185	4,751,171
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B	(d)	1,670	1,584,262
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2025	A-		2,905	3,319,573
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-		12,000	13,456,320
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1		10,500	9,777,810
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		30,755	25,349,194
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		3,540	3,417,410
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		7,580	5,499,669

Total						118,810,250

Transportation 16.05%
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2030	A+		1,500	1,690,215
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2031	A+		1,500	1,682,610
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2032	A+		1,500	1,675,065
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2033	A+		1,000	1,113,370
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	2,640,500
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-		10,000	11,682,700
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+		9,645	11,307,317
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+		6,135	7,192,368
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		7,160	8,394,027
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2		18,000	5,101,020
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2		7,500	1,644,075
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A		3,000	3,369,870
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-		2,500	2,797,000

108	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Houston TX Arpt Sys Rev Sub Lien Ser A AMT	5.00%	7/1/2031	A	$5,000	$5,636,500
Lee Cnty FL Ser A AMT	5.375%	10/1/2032	A2	3,500	3,872,610
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A	5.00%	5/15/2035	AA	10,000	11,381,700
MA St Port Auth Ser A AMT	5.00%	7/1/2037	AA-	4,150	4,641,816
Metro Dist of Columbia Arpts Auth Rev Arpt Sys Ser A AMT	5.00%	10/1/2024	AA-	10,230	11,995,186
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	9,628,050
Metro Transn Auth NY Ser F	5.00%	11/15/2030	A	5,000	5,852,550
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	7,968,937
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	9,508,125
NJ St Tpk Auth Ser A	5.00%	1/1/2035	A+	2,725	3,107,699
NJ St Tpk Auth Ser B	5.00%	1/1/2028	A+	8,100	9,685,170
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	4,500	5,503,590
NJ St Transn Tr Fd Auth Transn Sys Ser B	5.25%	6/15/2026	A+	1,500	1,831,170
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2025	A-	3,225	3,854,972
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2026	A-	4,915	5,852,094
North TX Twy Auth Rev Spl Pjs Sys Ser D	5.00%	9/1/2028	AA	10,000	11,810,600
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,879,150
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	6,303,283
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,745,850
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2026	AA-	11,000	13,214,630
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2027	AA-	5,000	6,006,650
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A	1,500	1,710,330
PA St Tpk Commn Cap Apprec Sub Ser B2 (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	11,755,680
PA St Tpk Commn Sub Ser A	5.00%	12/1/2032	A-	7,000	7,880,880
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,798,126
Port Auth NY & NJ Cons 170th AMT	5.00%	10/1/2033	AA-	17,500	19,695,375
Port of Oakland CA Inter Lien Ser A AMT (NPFGC)	5.00%	11/1/2026	A	2,285	2,395,411
Port of Oakland CA Ser O AMT	5.00%	5/1/2027	A+	3,000	3,375,840
Port of Oakland CA Ser O AMT	5.00%	5/1/2028	A+	2,275	2,550,980
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA-	2,000	2,381,020
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	2,106,846

See Notes to Financial Statements.	109

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Regl Transn Dist CO Ser A COP	5.375%		6/1/2031	Aa3	$5,200	$5,924,932
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser A AMT	5.00%		5/1/2031	A+	5,500	6,171,055
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser F AMT	5.00%		5/1/2025	A+	15,000	17,204,850
San Jose CA Arpt Rev Ser A-1 AMT	6.25%		3/1/2034	A2	5,000	6,026,550
South Jersey NJ Transn Auth Ser A(c)	5.00%		11/1/2028	A-	1,750	2,037,508
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%		7/1/2029	A-	3,020	3,495,257
Triborough NY Bridge & Tunnel Auth Ser B	4.00%		11/15/2032	AA-	2,000	2,178,820
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%		1/1/2032	BBB-	9,100	9,948,393
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.50%		1/1/2042	BBB-	1,250	1,378,763
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%		7/1/2034	BBB-	850	895,603
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%		1/1/2040	BBB-	4,850	5,061,266

Total						327,543,954

Utilities 12.81%
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%		2/15/2027	A1	5,000	5,691,800
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2028	A1	3,000	3,699,090
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2029	A1	4,000	4,902,920
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%		12/1/2026	AA	20,000	24,546,100
Cent Plains NE Enrg Pj No 1	0.782%	#	12/1/2017	B	5,000	4,352,500
Cent Plains NE Enrg Pj No 3	5.00%		9/1/2032	A-	10,000	10,760,400
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,512,387
Compton CA Wtr Rev	6.00%		8/1/2039	NR	5,500	5,579,310
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%		7/1/2032	A+	1,000	1,066,670
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%		7/1/2041	A+	4,000	4,259,240
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%		7/1/2034	A+	5,000	5,059,150
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%		10/1/2031	A2	4,000	4,809,120
Houston TX Util Sys Rev 1st Lien Ser A (AG)	5.125%		11/15/2032	AA	4,000	4,610,200
Houston TX Util Sys Rev Ser D	4.00%		11/15/2037	AA	10,000	10,370,700

110	See Notes to Financial Statements.

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%		6/1/2032	BBB-	$2,250	$2,415,645
Lansing MI Brd Wtr & Lt Util Ser A	5.00%		7/1/2030	AA-	4,735	5,590,141
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A-	1,505	1,734,407
Long Island NY Pwr Auth Ser A	6.25%		4/1/2033	A-	1,000	1,247,970
Long Island NY Pwr Auth Ser B	5.00%		9/1/2025	A-	1,500	1,795,335
Long Island NY Pwr Auth Ser B	5.00%		9/1/2026	A-	6,000	7,141,140
Long Island NY Pwr Auth Ser C (CIFG)	5.25%		9/1/2029	A3	1,350	1,705,172
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,542,890
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2028	AA	9,710	11,616,559
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A-	2,000	2,715,700
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%		3/15/2022	A	5,000	5,711,350
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2019	A-	1,000	1,084,720
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A-	3,500	3,769,605
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Palo Verde Ser A	4.50%		8/1/2042	BBB	3,000	3,069,270
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%		2/1/2040	BBB	3,500	4,151,595
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%		6/1/2035	A1	7,730	8,530,287
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%		7/1/2034	AA+	10,000	11,317,200
Metro St. Louis MO Swr Dist Ser A	5.75%		5/1/2038	AAA	1,760	2,008,389
NJ St Econ Dev Auth Enrg Partners Ser A AMT	5.00%		6/15/2037	Baa3	1,000	1,014,520
North Sumter Cnty FL Util Dependent Dist	5.375%		10/1/2030	BBB	5,000	5,381,400
Northern CA Gas Auth No 1	1.029%	#	7/1/2027	A-	5,000	3,700,200
NY St Envr Facs Corp Ser B	4.75%		6/15/2032	AAA	5,000	5,467,900
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-	3,250	3,803,605
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	4,500	5,299,290
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%		7/15/2039	BBB-	1,000	1,198,290
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3	2,500	2,860,700

See Notes to Financial Statements.	111

Schedule of Investments (continued)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)		Fair Value

Utilities (continued)
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%		10/1/2031	AA+		$10,000		$11,722,600
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%		10/1/2028	AA+		3,000		3,503,580
Pinal Cnty AZ Elec Dist No 4	6.00%		12/1/2028	A-		740		841,254
Puerto Rico Elec Pwr Auth Ser A	5.00%		7/1/2042	BBB+		6,750		6,749,460
Puerto Rico Elec Pwr Auth Ser UU	1.009%	#	7/1/2031	BBB+		4,000		2,713,320
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%		8/1/2021	A-		5,000		5,636,150
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%		7/1/2022	CC		1,000		110,070
Salt Verde AZ Fin Corp Ser A	5.25%		12/1/2027	A-		5,000		5,584,100
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.768%	#	11/1/2038	Baa1		5,000		3,651,650
TN Enrg Acq Corp Jr Ser B	5.625%		9/1/2026	BBB	(d)	3,000		3,264,870
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%		12/15/2026	A-		1,250		1,397,775
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%		12/15/2026	A-		11,575		14,218,846

Total								261,486,542

Total Municipal Bonds (cost $1,920,977,873)								2,092,141,697

						Shares (000)

SHORT-TERM INVESTMENTS 0.16%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $908)						—	(k)	908

112	See Notes to Financial Statements.

Schedule of Investments (concluded)
NATIONAL TAX FREE FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Variable Rate Demand Notes 0.16%

General Obligation 0.09%
New York City NY Sub Ser A-5	0.33%	10/1/2012	8/1/2015	A-	$900	$900,000
New York City NY Sub Ser H-2	0.27%	10/1/2012	1/1/2036	BBB	900	900,000

Total						1,800,000

Utilities 0.07%
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.26%	10/1/2012	6/1/2036	AA+	1,410	1,410,000

Total Variable Rate Demand Notes (cost $3,210,000)						3,210,000

Total Short-Term Investments (cost $3,210,908)						3,210,908

Total Investments in Securities 102.65% (cost $1,924,188,781)						2,095,352,605

Liabilities in Excess of Cash and Other Assets(i) (2.65%)						(54,148,141)

Net Assets 100.00%						$2,041,204,464

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	December 2012	178	Short	$(23,760,219)	$(112,949)
U.S. 30-Year Treasury Bond	December 2012	466	Short	(69,608,750)	(7,517)
Ultra Long U.S. Treasury Bond	December 2012	104	Short	(17,182,750)	44,508

Totals				$(110,551,719)	$(75,958)

See Notes to Financial Statements.	113

Schedule of Investments
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 101.64%

Corporate-Backed 10.74%
AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(f)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	6,070	6,059,802
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,397,179
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	3,224,509
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	6,050	6,643,323
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	6,262,437
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	297,460
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	315,360
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	B-	7,640	8,567,802
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-	16,110	16,109,517
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	5,545	5,713,901
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT(f)	9.125%	5/1/2029	NR	13,500	6,650,775
Gulf Coast TX Indl Dev Auth CITGO Petroleum Pj AMT(c)	4.875%	5/1/2025	Ba2	2,000	2,007,060
Houston TX Arpt Sys Rev Spl Facs Continental Ser B AMT	5.70%	7/15/2029	B-	3,760	3,770,152
IA St Fin Auth Midwestern Disaster Alcoa Inc Pj	4.75%	8/1/2042	BBB-	7,845	7,949,103
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B2	4,000	4,162,040
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(f)	5.875%	3/1/2027	NR	1,500	509,250
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(f)	6.00%	3/1/2037	NR	1,450	486,809
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	1,174,500

114	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	$1,085	$1,051,517
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	6,770	7,329,608
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	5,600	6,031,648
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,830,329
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,015,200
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,460,120
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB	1,415	1,409,665
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,640	2,625,005
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	978,940
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+	230	234,115
New York City NY Indl Dev Agy Sr Trips Ser A AMT	5.00%	7/1/2028	BBB-	1,000	1,060,910
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	6,189,381
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.125%	9/15/2023	B	5,125	5,219,095
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B	13,875	14,182,054
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	5,935	5,837,844
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	758,284
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2041	A1	2,750	2,959,605
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	2,500	2,894,650
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,898,950
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3	3,685	3,472,007

See Notes to Financial Statements.	115

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		$6,120	$6,126,059
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		5,100	5,157,018
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,611,460
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		6,000	6,259,380
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,499,850
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB		3,250	3,553,258
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB		1,750	1,904,963
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-		7,005	7,187,200
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	14,155,937
WI Pub Fin Auth Arpt Facs Sr Oblig Grp AMT	5.00%	7/1/2042	BBB-		2,000	2,015,200

Total						211,789,731

Education 6.02%
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,787,275
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB		3,500	3,783,255
CA Statewide Cmntys Dev Auth Windrush Sch(f)	5.50%	7/1/2037	NR		7,225	3,829,250
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,848,604
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(d)	1,375	1,370,078
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(d)	8,235	7,780,181
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,063,948
IA St Higher Ed Ln Auth Private College Fac Ser A	5.00%	10/1/2031	Baa3		9,250	9,950,225
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		2,500	2,726,900
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2021	Baa3		4,325	4,349,739
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2023	Baa3		4,000	4,005,080

116	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3	$2,500	$2,495,400
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3	2,000	1,986,440
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3	2,700	2,614,518
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	2,397,320
MA St Dev Fin Agy Merrimack College Ser A	5.00%	7/1/2032	BBB-	535	576,896
MA St Dev Fin Agy Merrimack College Ser A	5.25%	7/1/2042	BBB-	1,200	1,296,840
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	5,332,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.25%	7/1/2018	NR	250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.50%	7/1/2038	NR	2,300	920,000
NC Cap Facs Fin Agy High Point Univ	4.375%	5/1/2034	BBB+	3,580	3,671,326
NC Cap Facs Fin Agy High Point Univ	5.00%	5/1/2032	BBB+	1,500	1,615,860
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,563,182
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	3,782,906
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2027	BBB	1,250	1,378,238
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2034	BBB	2,800	2,994,320
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	4,000	4,997,520
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,447,560
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba3	6,655	7,129,834
PA St Higher Edl Facs Auth La Salle Univ	5.00%	5/1/2037	BBB	2,000	2,171,400
Quad Cities IL Regl Econ Dev Auth Augustana College	4.75%	10/1/2029	Baa1	845	884,022
Quad Cities IL Regl Econ Dev Auth Augustana College	4.75%	10/1/2032	Baa1	1,000	1,033,780
Stockton CA Unif Sch Dist Cap Apprec Election 2008 Ser D (AGM)	Zero Coupon	8/1/2033	AA-	8,135	2,714,405
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	7,000	8,387,505
Vermont St Edl & Hlth Bldgs Fing Agy St. Michael’s College	5.00%	10/1/2042	A-	3,470	3,816,618

Total					118,802,425

See Notes to Financial Statements.	117

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 7.46%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	$1,500	$1,707,915
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	Baa3	6,360	7,415,060
CA St	5.00%	2/1/2032	A1	15,685	17,918,387
CA St Var Purp(c)	5.00%	9/1/2036	A1	4,500	5,093,280
HI St Ser DZ	5.00%	12/1/2027	AA	6,000	7,342,200
IL St	5.00%	8/1/2025	A	2,685	3,017,349
IL St	5.00%	3/1/2031	A	2,250	2,488,140
IL St	5.00%	3/1/2032	A	6,000	6,619,980
IL St Ser A	5.00%	1/1/2034	A	2,275	2,497,177
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)	5.00%	2/1/2029	Aa2	19,000	22,026,130
Los Angeles CA Unif Sch Dist Ser D	5.00%	1/1/2034	Aa2	6,000	6,798,000
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	8,000	8,300,080
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	11,754,650
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	10,262,925
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,982,275
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,140,325
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser U	5.25%	7/1/2042	Baa1	10,000	10,075,000
Territory of Guam Ser A	6.75%	11/15/2029	B+	8,690	9,745,314
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,452,052
Woonsocket RI	7.125%	6/15/2016	B2	2,525	2,583,479

Total					147,219,718

Health Care 27.81%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	10,000	9,753,900
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	4,313,070
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B-	15,365	11,754,225
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B-	7,650	5,823,409
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,710	8,862,705
AZ Hlth Facs Auth Phoenix Children’s Hosp Ser A	5.00%	2/1/2034	BBB+	3,150	3,362,719

118	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2029	BBB+	$1,350	$1,464,872
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2034	BBB+	500	535,650
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB	1,640	1,744,484
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-	1,000	1,180,080
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB-	2,500	2,909,575
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	5.625%	10/1/2032	NR	1,000	1,028,870
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2042	NR	1,070	1,120,772
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2047	NR	1,000	1,038,050
Carmel IN Rev Barrington Carmel Pj Ser A	7.125%	11/15/2047	NR	3,000	3,035,190
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	6,521,081
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	5,616,598
CO Hlth Facs Auth Rev Boulder Cmnty Hosp Pj	5.00%	10/1/2042	A	1,300	1,410,695
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-	16,000	17,252,960
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR	585	616,461
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR	2,000	2,108,940
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	4,419,755
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,564,500
Dauphin Cnty PA Gen Auth Pinnacle Hlth Sys Pj	5.00%	6/1/2042	A	3,600	3,885,948
Duluth MN Econ Dev Auth Hlth Care Facs St. Luke’s Hosp(c)	6.00%	6/15/2039	NR	3,750	3,886,275
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1	4,225	4,896,859
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1	2,620	3,070,299

See Notes to Financial Statements.	119

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		$800	$933,744
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(d)	4,700	4,784,741
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(d)	3,385	3,847,933
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	7,003,590
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,669,060
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,872,385
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	5,517,490
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui	5.125%	11/15/2032	BBB-	(d)	1,000	1,070,450
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui	5.25%	11/15/2037	BBB-	(d)	1,000	1,063,710
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		5,920	5,983,877
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	7,163,026
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,200	1,216,272
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,931,187
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	6,003,525
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	4,553,865
IL Fin Auth Clare Oaks Pj Ser A(f)	5.75%	11/15/2016	NR		1,900	855,000
IL Fin Auth Rev Clare Oaks Pj Ser A(f)	6.00%	11/15/2027	NR		9,000	4,050,000
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B(f)	Zero Coupon	5/15/2050	NR		4,800	96,000
IL Fin Auth Rev Clare Wtr Twr Ser A-2(f)	5.20%	5/15/2015	NR		700	14,000
IL Fin Auth Rev Clare Wtr Twr Ser A-3(f)	5.30%	5/15/2016	NR		700	14,000
IL Fin Auth Rev Clare Wtr Twr Ser A-6(f)	6.00%	5/15/2028	NR		2,800	56,000
IL Fin Auth Rev Clare Wtr Twr Ser A-7(f)	6.125%	5/15/2041	NR		3,500	70,000
IL Fin Auth Rev Clare Wtr Twr Ser A-10(f)	5.125%	5/15/2018	NR		3,500	70,000
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(d)	3,500	3,866,590
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(d)	4,000	4,036,400

120	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(d)	$9,975	$10,021,284
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,801,010
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,845,275
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,829,920
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		3,660	3,817,783
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	4,614,705
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		5,000	5,189,550
Johnson City TN Hlth & Edl Facs Brd Mountain St Hlth	5.00%	8/15/2042	BBB+		1,125	1,189,575
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AA-		7,000	7,798,070
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		3,325	3,517,152
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,385	4,594,208
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,233,690
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	3,415,866
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	8,129,672
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		5,840	6,304,397
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	9,886,800
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,266,961
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	2,177,280
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	1,086,800
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2029	BBB+		3,000	3,229,920
MA St Dev Fin Agy Boston Med Ctr Ser C	5.25%	7/1/2026	BBB+		3,000	3,340,980
MA St Dev Fin Agy Boston Med Ctr Ser C	5.25%	7/1/2027	BBB+		4,000	4,427,200
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,861,341
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		2,250	2,514,712

See Notes to Financial Statements.	121

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		$4,125	$4,547,194
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(d)	3,450	3,875,247
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,209,417
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	5.00%	11/15/2029	Baa2		500	546,470
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2025	BBB+		1,700	1,878,840
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2026	BBB+		2,725	2,995,456
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		3,045	3,103,738
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	12,185,880
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,251,300
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	4,458,693
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		3,175	3,522,663
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		3,475	3,852,802
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2031	A3		2,500	2,755,125
NM St Hosp Equip Ln Council Gerald Champion	5.50%	7/1/2042	BB		2,625	2,628,675
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		5,250	5,802,248
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2		13,500	15,399,990
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr Pj	5.00%	7/1/2042	BB+		2,665	2,716,301
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		6,550	6,636,591
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,124,794
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,982,809
Palomar CA Pomerado Hlthcare COP	6.625%	11/1/2029	Baa3		5,000	5,706,000

122	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.625%	7/1/2036	BBB-	$6,250	$6,667,125
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-	1,800	1,909,926
Princeton WV Hosp Rev Princeton Cmnty Hosp Ser A	5.00%	5/1/2022	BBB	285	317,806
Princeton WV Hosp Rev Princeton Cmnty Hosp Ser A	5.00%	5/1/2027	BBB	5,000	5,369,750
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	CCC	15,270	11,222,992
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	2,183,224
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,740,880
Salem OR Hosp Fac Auth Rev Cap Manor Inc	5.625%	5/15/2032	NR	1,000	1,059,730
Salem OR Hosp Fac Auth Rev Cap Manor Inc	6.00%	5/15/2047	NR	1,600	1,719,616
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	3,000	3,717,780
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	13,096,000
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,895	2,303,870
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	4,947,936
Sartell MN Hlthcare & Hsg Facs Cnty Manor Campus Ser A	5.25%	9/1/2027	NR	1,150	1,190,388
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,727,200
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	12,082,560
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.75%	12/1/2032	NR	3,800	3,978,334
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	6.00%	12/1/2042	NR	6,750	7,100,730
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 Ser A	5.75%	5/1/2025	BB+	1,520	1,595,134
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 Ser A	5.875%	5/1/2030	BB+	1,000	1,039,980
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,475	1,540,269
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	3,033,060
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	3,012,840

See Notes to Financial Statements.	123

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	$1,300	$1,385,696
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,278,760
Univ of CO Hosp Auth Ser A(c)	5.00%	11/15/2036	A+	2,250	2,481,885
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.25%	11/15/2040	NR	1,200	1,294,368
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.375%	11/15/2045	NR	1,550	1,671,814
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	9,459,790
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	2,042,700
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,650,814
WA St Hlthcare Facs Auth Rev Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3	2,745	2,811,731
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,977,307
WI Pub Fin Auth Rev Las Ventanas Ret Cmnty Ser A-1	7.00%	10/1/2042	NR	6,895	6,835,151
WI Pub Fin Auth Rev Las Ventanas Ret Cmnty Ser B-1	Zero Coupon	10/1/2042	NR	2,961	985,628
WI Pub Fin Auth Rev Las Ventanas Ret Cmnty Ser C-1	Zero Coupon	10/1/2042	NR	2,961	30
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	AA+	585	659,459
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2033	AA+	3,500	3,865,190
WI St Hlth & Edl Facs Auth Marshfield Clinic Ser B	4.25%	2/15/2032	A-	1,000	1,021,680
WI St Hlth & Edl Facs Auth Marshfield Clinic Ser B	5.00%	2/15/2032	A-	3,645	3,998,893
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	A-	5,000	5,215,800
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,509,561
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,815,258

Total					548,713,816

Housing 0.74%
Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ FL Ser A	8.00%	10/1/2042	NR	700	833,945
Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ FL Ser A	8.00%	10/1/2046	NR	1,000	1,181,190

124	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029		B3		$3,280	$2,681,466
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019		B3		1,225	1,132,868
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039		BB-		3,410	3,715,774
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(f)	7.50%	12/20/2040		NR		3,930	2,363,738
MuniMae TE Bd Subs LLC†	5.30%	—	(h)	Ba2		2,000	1,470,900
MuniMae TE Bd Subs LLC†	5.90%	—	(h)	B1		2,000	1,181,400

Total							14,561,281

Lease Obligations 1.71%
CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031		A2		1,500	1,773,750
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2033		A2		6,500	7,209,800
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2034		A2		10,000	11,066,600
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013		NR		4,199	629,850
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025		AAA		3,730	4,398,604
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026		AAA		5,420	6,391,537
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029		A2		2,000	2,322,620

Total							33,792,761

Other Revenue 11.82%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030		BBB-		4,650	4,867,853
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030		NR		8,400	8,270,892
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032		BB+		2,250	2,281,792
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039		BB+		2,975	3,015,728
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039		Ba2		10,845	11,115,908
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028		BB		3,450	3,616,704
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038		BB		3,000	3,139,380
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038		BB+	(d)	1,250	1,255,550

See Notes to Financial Statements.	125

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	$2,340	$2,148,331
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	1,325,835
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	3,892,071
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,730,270
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2032	BBB	915	982,765
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2042	BBB	1,240	1,307,096
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,640	1,280,020
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+(d)	9,350	10,852,825
FL St Dev Fin Corp Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR	2,000	1,806,540
FL St Dev Fin Corp Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR	1,855	1,649,744
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,790,566
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	4,133,989
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	5,673,384
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	605	597,141
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	2,000	1,810,220
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,635	1,357,737
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BB+	750	798,893
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BB+	1,250	1,312,550
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR	1,550	1,595,276
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR	2,815	2,840,645
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	6,570	5,644,418
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,000	1,030,420
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR	1,220	1,234,018
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-	4,750	5,609,227
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB	6,515	7,384,296
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR	8,500	5,580,845

126	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR	$4,705	$4,396,681
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029		NR	1,640	1,505,192
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031		NR	15,200	10,646,992
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031		NR	3,000	2,099,700
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037		CCC+	5,000	3,337,850
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039		CCC+	2,250	1,831,320
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036		NR	722	728,453
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-	1,955	2,068,292
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB-	3,720	3,760,734
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(g)	—	—	(h)	NR	5,000	31,250
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.125%	1/1/2025		NR	2,790	279,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.25%	1/1/2037		NR	5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A(f)	5.65%	8/1/2037		NR	3,340	1,202,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+	10,250	12,734,292
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2023		BB+	200	211,242
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036		BB+	1,725	1,762,553
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039		BB+	9,550	9,724,574
North TX Ed Fin Corp Uplift Ed Ser A	4.875%	12/1/2032		BBB-	2,085	2,188,937
OH St Pollutn Ctrl Rev Gen Motors Corp Pj	5.625%	3/1/2015		NR	2,965	18,531
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018		NR	1,955	1,903,056
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023		NR	1,350	1,236,735
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028		NR	1,925	1,691,806
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(f)	6.75%	7/1/2022		NR	1,460	365,000

See Notes to Financial Statements.	127

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(f)	7.00%	7/1/2036	NR		$5,000	$1,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,464,648
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(d)	5,000	5,007,800
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(d)	12,270	11,638,463
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	9,778,900
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BB+		1,475	1,364,862
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,805	3,670,265
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB		2,575	2,644,757
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		7,540	7,724,278
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		3,410	3,506,946
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		4,020	3,821,171
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB		1,300	1,365,819
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB		750	786,113

Total						233,257,041

Special Tax 5.26%
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2032	Baa2		1,000	1,064,960
Allentown PA Neighborhood Impt Zone Dev Auth Ser A(c)	5.00%	5/1/2035	Baa2		1,200	1,260,528
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR		1,000	1,082,930
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR		2,250	2,441,250
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1(f)	5.50%	5/1/2036	NR		1,235	209,950
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR		6,410	4,716,735

128	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	$1,545	$1,617,476
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,715	2,841,926
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	3,500	3,783,640
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,455	4,178,255
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,600	5,005,000
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,300	4,095,567
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1(f)	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,115	5,437,212
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,490	1,602,340
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	6,615	5,771,124
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	3,614,566
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	11,436,120
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,135,060
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	1,128,810
Magnolia FL West Cmnty Dev Dist(f)	5.35%	5/1/2037	NR	3,830	2,078,694
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	BBB+	1,000	1,040,340
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	BBB+	1,655	1,720,240
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,448	4,110,516
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,805	2,886,822
Orange Grove LA Cmnty Dev Dist(f)	5.30%	11/1/2021	NR	1,705	528,755
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,480	3,477,494
Riverside Cnty CA Pub Fing Auth Jurupa Vly Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	BBB	9,000	8,529,660
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,234,780
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser C (NPFGC)	5.00%	8/1/2024	BBB	100	102,011

See Notes to Financial Statements.	129

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser D (AMBAC)	5.00%	8/1/2022	BBB	$150	$154,328
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	1,022,840
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	5,500	5,698,715
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(f)	5.70%	4/1/2022	NR	1,485	994,950
Tern Bay Cmnty Dev Dist FL Ser A(f)	5.375%	5/1/2037	NR	13,145	3,286,250
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	2,810	2,663,543
Whispering Spring LA Dev Dist Spl Assmnt(f)	5.20%	10/1/2021	NR	2,290	504,075

Total					103,717,462

Tax Revenue 0.82%
Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,045	3,663,774
Greater Wenatchee WA Regl Events Ctr Pub Facs Dist Wash Ser A	5.50%	9/1/2042	NR	2,150	2,124,996
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2037	A+	7,510	8,105,092
Puerto Rico Sales Tax Fing Corp Cabs Ser C	Zero Coupon	8/1/2039	AA-	10,000	2,290,400

Total					16,184,262

Tobacco 14.62%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	50,485	42,590,661
Buckeye OH Tob Sttlmnt Fing Auth Asset kd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	19,795	15,808,089
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	13,000	10,750,350
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	B-	15,195	12,266,772
Buckeye OH Tob Sttlmnt Fing Auth Cap Apprec Asset Sr Conv A-3 (6.25% after 12/1/2012)(a)	Zero Coupon	6/1/2037	B-	13,370	11,305,003
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	5.50%	6/1/2045	B-	5,265	4,301,189
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+	10,120	8,266,016

130	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	B+		$2,070	$1,652,212
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		18,000	15,757,560
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		28,900	23,582,689
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		13,045	10,049,085
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		10,445	8,904,885
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.375%	6/1/2038	B+		1,000	900,520
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+		165	151,642
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	B+		9,000	8,370,360
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B	(d)	5,235	4,796,988
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B	(d)	2,575	2,442,799
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-		1,230	1,087,295
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-		4,925	4,541,145
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2034	B-		11,000	9,411,930
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-		11,600	9,568,492
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1		4,910	4,748,117
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		3,990	3,288,678
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2		19,590	18,426,942
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2		40,725	33,878,313
Northern AK Tob Securitization Corp Asset Bkd Ser A	5.00%	6/1/2046	B2		340	276,502
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	5.375%	6/1/2028	BB	(d)	2,000	1,811,780
TSASC Inc NY Ser 1	5.00%	6/1/2034	B		300	237,501
TSASC Inc NY Ser 1	5.125%	6/1/2042	B-		515	393,372
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		26,050	18,900,578

Total						288,467,465

Transportation 5.98%
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	12,532,800
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	1,491,300

See Notes to Financial Statements.	131

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-	$25,535	$7,158,993
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	909,652
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	1,161,555
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	219,430
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT(f)	6.375%	5/1/2035	NR	6,630	3,272,502
Dallas-Fort Worth TX Intl Arpt Jt Impt Ser D AMT	5.00%	11/1/2038	A+	8,250	8,911,732
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,519,390
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(f)	7.25%	1/1/2023	NR	5,000	500
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(f)	7.375%	1/1/2030	NR	5,000	500
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2	5,000	1,232,900
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	BBB	5,885	1,796,279
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	BBB	25,000	9,365,250
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-	2,500	2,797,000
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	9,508,125
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,700	3,302,154
North TX Twy Auth Rev Spl Pjs Sys Ser D	5.00%	9/1/2028	AA	10,000	11,810,600
Port Auth NY & NJ Cons 160th	4.00%	9/15/2031	AA-	10,000	10,655,300
San Joaquin Hills CA Transn Corridor Agy Ser A (NPFGC)	5.25%	1/15/2030	BBB	515	514,985
San Joaquin Hills CA Transn Corridor Agy Ser A (NPFGC)	5.375%	1/15/2029	BBB	255	255,026
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	8,314,972
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+	24,500	8,103,620
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	5,000	5,466,150

132	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.50%	1/1/2042	BBB-	$1,250	$1,378,762
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	7/1/2034	BBB-	500	526,825
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	1/1/2040	BBB-	5,410	5,645,660

Total					117,851,962

Utilities 8.66%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	12,144,000
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	630	635,380
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC	6,000	592,320
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC	2,000	245,100
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	19,500	20,982,780
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2032	A+	2,000	2,133,340
Detroit MI Wtr Supply Sys Rev Sr Lien Ser A	5.00%	7/1/2036	A+	3,000	3,113,850
Detroit MI Wtr Supply Sys Rev Sr Lien Ser C	5.00%	7/1/2041	A+	6,450	6,666,462
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%	7/1/2041	A+	5,000	5,324,050
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-	2,250	2,415,645
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	4,440	4,490,660
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,940	5,991,025
Long Island NY Pwr Auth Ser B	5.00%	9/1/2026	A-	3,500	4,165,665
M-S-R Enrg Auth CA Gas Rev Ser B	6.50%	11/1/2039	A-	5,350	6,974,528
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Palo Verde Ser A	4.50%	8/1/2042	BBB	3,000	3,069,270
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	4,151,595
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT	6.75%	7/1/2014	NR	525	3,281
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	12,939,025
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,176,275

See Notes to Financial Statements.	133

Schedule of Investments (continued)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)		Fair Value

Utilities (continued)
NJ St Econ Dev Auth Enrg Partners Ser A AMT	4.75%	6/15/2032	Baa3		$730		$733,336
NJ St Econ Dev Auth Enrg Partners Ser A AMT	5.125%	6/15/2043	Baa3		1,500		1,530,345
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500		1,716,420
Padre Dam CA Muni Wtr Dist Pj Ser A	5.25%	10/1/2034	AA-		5,600		6,329,344
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%	10/1/2031	AA+		10,000		11,722,600
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		2,000		2,120,020
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000		5,079,750
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+		1,500		1,538,295
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CC		2,000		250,220
Salt Verde AZ Fin Corp	5.00%	12/1/2037	A-		4,750		5,211,415
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	AA		19,375		22,867,249
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	AA		6,270		7,400,137
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(d)	4,781		5,203,114
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500		1,527,285
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		350		345,328

Total							170,789,109

Total Municipal Bonds (cost $1,976,995,656)							2,005,147,033

					Shares (000)

SHORT-TERM INVESTMENTS 0.98%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $797)					—	(k)	797

134	See Notes to Financial Statements.

Schedule of Investments (concluded)
HIGH YIELD MUNICIPAL BOND FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Variable Rate Demand Notes 0.98%

General Obligation 0.83%
New York City NY Ser A-4	0.30%	10/1/2012	8/1/2038	AAA	$6,000	$6,000,000
New York City NY Sub Ser H-2	0.27%	10/1/2012	1/1/2036	BBB	7,500	7,500,000
New York City NY Sub Ser L-5	0.28%	10/1/2012	4/1/2035	AA	2,950	2,950,000

Total						16,450,000

Utilities 0.15%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.26%	10/1/2012	6/1/2036	AA+	3,000	3,000,000

Total Variable Rate Demand Notes (cost $19,450,000)						19,450,000

Total Short-Term Investments (cost $19,450,797)						19,450,797

Total Investments in Securities 102.62% (cost $1,996,446,453)						2,024,597,830

Liabilities in Excess of Cash and Other Assets(i) (2.62%)						(51,737,924)

Net Assets 100.00%						$1,972,859,906

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	December 2012	178	Short	$(23,760,218)	$(112,948)
U.S. 30-Year Treasury Bond	December 2012	474	Short	(70,803,750)	(13,523)
Ultra Long U.S. Treasury Bond	December 2012	86	Short	(14,208,813)	36,804

Totals				$(108,772,781)	$(89,667)

See Notes to Financial Statements.	135

Schedule of Investments
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.87%

Corporate-Backed 0.82%
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$1,073,560
Chula Vista CA Indl Dev Rev San Diego Gas Ser F AMT	4.00%	5/1/2039	Aa3	1,000	1,005,780

Total					2,079,340

Education 6.47%
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	923,230
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,152,130
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,201,898
CA Muni Fin Auth Rev Emerson College	5.75%	1/1/2033	BBB+	1,250	1,476,925
CA Muni Fin Auth Rev Univ San Diego
Ser A	5.00%	10/1/2029	A2	2,225	2,573,524
CA St Pub Wks Brd Univ Business Unit II
Irvin	5.00%	6/1/2027	Aa2	1,250	1,464,000
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2037	Aa2	1,250	1,423,900
CA Statewide Cmntys Dev Auth Windrush
Sch(f)	5.50%	7/1/2037	NR	1,250	662,500
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,842,735
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	3,000	3,594,645

Total					16,315,487

General Obligation 23.50%
Alameda Cnty CA Oakland Unif Sch Dist
Election 2006 Ser A	6.125%	8/1/2029	NR	1,000	1,138,610
CA St	5.00%	2/1/2032	A1	2,000	2,284,780
CA St	5.00%	2/1/2033	A1	3,000	3,414,210
CA St	5.25%	9/1/2024	A1	5,000	6,150,550
CA St	5.50%	11/1/2034	A1	275	322,559
CA St (CIFG)	4.50%	8/1/2028	A1	1,515	1,624,989
CA St Var Purp(c)	5.00%	9/1/2021	A1	3,000	3,679,020
CA St Var Purp	5.00%	9/1/2029	A1	485	559,933
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,725,810
CA St Var Purp	5.25%	10/1/2032	A1	4,000	4,643,280
CA St Var Purp	5.25%	4/1/2035	A1	5,000	5,802,450
CA St Var Purp	5.50%	3/1/2040	A1	2,000	2,308,440

136	See Notes to Financial Statements.

Schedule of Investments (continued)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
CA St Var Purp	6.50%	4/1/2033	A1	$3,500	$4,425,540
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,198,640
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,550,339
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA-	1,335	1,486,549
Mount Diablo CA Unif Sch Dist 2010 Election Ser E	5.00%	8/1/2025	Aa3	2,000	2,366,240
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2032	AA	955	1,089,168
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2033	AA	1,070	1,214,621
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2034	AA	1,200	1,354,236
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	3,000	3,159,240
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	900,765
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,500	1,787,085
Territory of Guam Ser A	7.00%	11/15/2039	B+	390	439,678
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3	1,000	1,367,030
Yosemite CA Comnty College Dist Unltd Cap Apprec 2004 Election Ser D	Zero Coupon	8/1/2033	Aa2	3,350	1,267,841

Total					59,261,603

Health Care 13.89%
Abag CA Fin Auth for Nonprofit Odd Fellows Home Ser A(c)	5.00%	4/1/2032	A-	1,000	1,127,050
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	2,500	2,851,500
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2039	A2	1,500	1,638,135
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2029	BBB+	1,000	1,085,090
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2035	A	2,000	2,270,140
CA Hlth Facs Fing Auth Mem Hlth Svcs Ser A	5.00%	10/1/2024	AA-	1,510	1,813,902

See Notes to Financial Statements.	137

Schedule of Investments (continued)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	$1,000	$1,237,050
CA Hlth Facs Fing Auth Rady Children’s Hosp Ser A	5.50%	8/15/2033	A2	2,000	2,250,600
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	8/15/2042	AA-	1,000	1,125,090
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	2,000	2,357,180
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2042	A+	1,000	1,099,920
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-	1,000	1,180,080
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2042	NR	500	523,725
CA Statewide Cmntys Dev Auth Trinity Hlth	5.00%	12/1/2041	AA	1,000	1,119,150
Kaweah CA Delta Hlthcare Dist	5.00%	6/1/2021	A3	2,000	2,289,900
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA	500	611,235
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	6.00%	7/1/2033	A-	2,000	2,268,880
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2031	BB	2,000	2,579,920
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB-	2,000	2,073,660
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A	2,000	2,377,340
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+	1,000	1,149,880

Total					35,029,427

Housing 1.06%
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2	1,000	1,026,540
CA Statewide Cmntys Dev Auth Irvine Univ Campus	5.125%	5/15/2031	Baa2	1,500	1,635,615

Total					2,662,155

Lease Obligations 9.98%
CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2	2,000	2,365,000
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2	1,550	1,731,335
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2	1,000	1,112,510

138	See Notes to Financial Statements.

Schedule of Investments (continued)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
CA St Pub Wrks Brd Var Cap Pj Ser A	5.00%	4/1/2026	A2		$3,000	$3,433,860
CA St Pub Wrks Brd Var Cap Pj Ser A	5.00%	4/1/2037	A2		3,000	3,284,700
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2		1,000	1,188,270
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,453,260
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1		1,000	1,150,890
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		1,500	1,795,980
San Diego CA Pub Facs Fing Auth Master
Ref Pj Ser A	5.25%	9/1/2035	A+		1,220	1,335,485
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,500,460
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,822,643

Total						25,174,393

Other Revenue 3.39%
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		2,000	2,131,260
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BB-		1,000	905,780
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(d)	850	865,164
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,415,985
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	459,045
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	1,082,765
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A		1,500	1,696,860

Total						8,556,859

Special Tax 7.30%
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	556,614
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	936,294
Imperial Beach CA Redev Agy Palm Ave Comm Redev Pj	5.00%	6/1/2030	A		2,000	2,068,000
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,462,870

See Notes to Financial Statements.	139

Schedule of Investments (continued)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
Irvine CA Pub Facs & Infrastr Auth Spl Assmt Ser A	4.50%	9/2/2025	BBB+	$650	$671,093
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,135,060
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A	1,120	1,224,832
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	BBB	2,000	2,048,400
San Diego CA Redev Agy Tax Alloc North Pk
Redev Pj Sub Ser A	7.00%	11/1/2039	A-	1,000	1,112,900
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-	500	588,780
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-	1,000	1,154,750
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB	1,500	1,634,880
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A	500	584,135
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A	500	592,090
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A	1,500	1,705,740
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	985	933,662

Total					18,410,100

Tax Revenue 2.58%
San Diego Cnty CA Regl Transn Commn Ser A	5.00%	4/1/2025	AAA	1,895	2,363,956
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	1,000	1,197,130
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2029	AA	1,500	1,778,145
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	1,030	1,160,336

Total					6,499,567

Tobacco 6.74%
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+	2,175	1,776,540

140	See Notes to Financial Statements.

Schedule of Investments (continued)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		$1,000	$875,420
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		1,070	873,131
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		3,020	2,326,427
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		1,610	1,372,605
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%	6/1/2045	A2		3,000	3,061,170
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2		4,555	4,676,755
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2		350	350,392
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B	(d)	855	783,462
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B	(d)	945	896,484

Total						16,992,386

Transportation 7.20%
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+		2,905	3,258,219
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-		2,000	2,090,420
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A	5.00%	5/15/2035	AA		5,000	5,690,850
Port of Oakland CA Ser O AMT	5.125%	5/1/2031	A+		1,250	1,404,287
Port of Oakland CA Sr Lien Ser P AMT(c)	5.00%	5/1/2021	A+		1,000	1,183,440
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2032	A+		1,000	1,116,830
San Francisco CA City & Cnty Arpts Commn 2nd Ser F AMT	5.00%	5/1/2027	A+		1,430	1,614,842
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A2		1,500	1,807,965

Total						18,166,853

Utilities 15.94%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		1,000	1,104,000
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-		2,000	2,375,720
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA		2,000	2,372,540

See Notes to Financial Statements.	141

Schedule of Investments (continued)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Chino Basin Desalter Auth Ser A (AG)	5.00%		6/1/2027	AA-	$2,000	$2,232,120
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	1,000	1,182,300
Dublin-San Ramon Svcs Dist CA	5.25%		8/1/2029	A	1,250	1,502,775
El Dorado CA Irrigation Dist/El Dorado Cnty Wtr Agy Rev Ser A (AGM)	5.00%		3/1/2025	AA-	750	875,528
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%		6/1/2035	NR	2,075	2,092,824
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A-	1,505	1,734,407
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%		11/15/2037	A-	1,000	1,139,660
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A-	2,000	2,715,700
Northern CA Gas Auth No 1	1.029%	#	7/1/2027	A-	1,000	740,040
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%		7/1/2022	A1	1,985	2,341,605
Northern CA Pwr Agy Rev Hydroelectric No 1-C (AG)	5.00%		7/1/2024	AA-	1,760	1,966,043
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%		7/1/2037	Baa2	2,100	2,215,164
Puerto Rico Elec Pwr Auth Ser A	5.00%		7/1/2029	BBB+	750	769,148
Riverside CA Elec Rev Issue D (AGM)	5.00%		10/1/2027	AA-	1,000	1,147,370
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%		12/1/2035	AA-	1,500	1,753,710
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%		12/1/2023	AA	1,500	1,916,355
Santa Maria CA Wtr & Wstwtr Rev Ser A	5.00%		2/1/2027	A	2,000	2,298,700
Santa Rosa CA Wstwtr Rev Ser A	5.00%		9/1/2025	Aa3	2,025	2,419,814
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%		11/1/2033	Baa1	2,000	2,090,580
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%		7/1/2020	AA-	1,000	1,202,580

Total						40,188,683

Total Municipal Bonds (cost $226,013,454)						249,336,853

					Shares (000)

SHORT-TERM INVESTMENTS 0.67%

Money Market Mutual Fund 0.00%
Dreyfus General CA Municipal Money Market Fund Class A (cost $26)					—(k)	26

142	See Notes to Financial Statements.

Schedule of Investments (concluded)
CALIFORNIA TAX FREE FUND September 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Variable Rate Demand Note 0.67%

Other Revenue
CA St Infrastr & Econ Dev Bk Los Angeles Museum Ser A (cost $1,700,000)	0.16%	10/1/2012	9/1/2037	Aa1	$1,700	$1,700,000

Total Short-Term Investments 0.67% (cost $1,700,026)						$1,700,026

Total Investments in Securities 99.54% (cost $227,713,480)						251,036,879

Cash and Other Assets in Excess of Liabilities(i) 0.46%						1,158,498

Net Assets 100.00%						$252,195,377

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	December 2012	24	Short	$(3,203,625)	$(15,229)
U.S. 30-Year Treasury Bond	December 2012	78	Short	(11,651,250)	(61,260)
Ultra Long U.S. Treasury Bond	December 2012	19	Short	(3,139,156)	8,131

Totals				$(17,994,031)	$(68,358)

See Notes to Financial Statements.	143

Schedule of Investments
NEW JERSEY TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.59%

Corporate-Backed 3.77%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,305	$1,307,062
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	1,084,891
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B	2,000	2,044,260
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	320	314,762
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(f)	6.25%	6/1/2026	NR	1,000	655,630

Total					5,406,605

Education 13.27%
NJ Inst of Tech Ser A	5.00%	7/1/2032	A+	500	588,090
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA-	1,000	1,124,990
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2	1,750	2,022,422
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	2,208,420
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2024	A	2,215	2,466,225
NJ St Edl Facs Auth Rider Univ Ser A	5.00%	7/1/2032	BBB+	500	551,300
NJ St Edl Facs Auth Rider Univ Ser A	5.00%	7/1/2037	BBB+	500	536,560
NJ St Edl Facs Auth Rowan Univ	5.00%	7/1/2022	A+	425	504,671
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA-	1,150	1,289,829
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,450	2,913,760
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,223,780
NJ St Higher Ed Assistance Auth Student Ln Rev Ser 1A AMT	4.125%	12/1/2024	AA	1,250	1,304,300
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,000	2,306,740

Total					19,041,087

General Obligation 9.63%
Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,345,776
Cherry Hill Twp NJ	4.50%	8/15/2023	Aa2	750	921,600
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	2,177,695
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,632,498
New Brunswick NJ	5.00%	10/1/2023	AA-	1,000	1,200,990

144	See Notes to Financial Statements.

Schedule of Investments (continued)
NEW JERSEY TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
NJ St Ser Q	5.00%	8/15/2020	AA-		$1,025	$1,274,762
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		1,000	815,680
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3		900	1,019,574
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1		1,000	1,049,330
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3		5	5,334
Territory of Guam Ser A	7.00%	11/15/2039	B+		140	157,833
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+		1,000	1,081,070
Woodbridge Twp NJ Swr Util	4.00%	7/1/2024	AA-		1,020	1,135,240

Total						13,817,382

Health Care 14.61%
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,000	1,029,360
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	947,650
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(d)	385	410,233
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,000	1,018,070
NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1		650	780,143
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,169,960
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		925	1,026,288
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		875	970,130
NJ Hlthcare Facs Fing Auth Catholic Hlth East	4.75%	11/15/2029	A		625	682,531
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	2,160,780
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2037	A3		500	544,625
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2042	A3		500	542,515
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,322,560
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-		1,000	1,063,520
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	1,050,820

See Notes to Financial Statements.	145

Schedule of Investments (continued)
NEW JERSEY TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A+	$2,500	$2,827,150
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+	415	416,718
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+	1,000	1,004,170

Total					20,967,223

Housing 1.57%
NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3	1,000	1,132,050
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3	1,000	1,121,910

Total					2,253,960

Lease Obligations 20.79%
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	1,250	1,444,325
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	1,750	2,008,142
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	944,873
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+	1,275	1,495,817
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%	9/1/2025	A+	500	600,350
NJ Econ Dev Auth Sch Facs Constr Ser KK(c)	5.00%	3/1/2035	A+	2,000	2,278,120
NJ Econ Dev Auth Sch Facs Constr Ser N-1 (AMBAC)	5.50%	9/1/2024	A+	1,000	1,255,660
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+	1,020	1,112,973
NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2026	A+	755	892,750
NJ Econ Dev Auth Seeing Eye Inc Pj	5.00%	6/1/2032	A	1,250	1,445,787
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	3,800	4,231,756
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,646,106
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,117,580
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	2,168,000
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	1,406,500
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,500	1,866,255

146	See Notes to Financial Statements.

Schedule of Investments (continued)
NEW JERSEY TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2028	A-	$1,000	$1,179,490
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2042	A-	500	561,010
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,034,780
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	1,000	1,150,890

Total					29,841,164

Other Revenue 0.88%
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(f)	6.25%	1/1/2037	NR	1,300	130,000
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A	1,000	1,131,240

Total					1,261,240

Special Tax 0.95%
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	500	545,810
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	815,157

Total					1,360,967

Tax Revenue 6.87%
Garden St Preservation Tr 2005 Ser A (AGM)	5.75%	11/1/2028	AAA	3,055	4,230,503
NJ Econ Dev Auth Sch Facs Constr	5.00%	6/15/2025	BBB+	140	155,557
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,020	1,136,698
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,649,225
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	375	422,453
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	711,782
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	548,860

Total					9,855,078

Tobacco 5.83%
NJ Econ Dev Auth	5.00%	6/15/2026	BBB+	1,520	1,674,523
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1	2,220	2,146,806
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1	2,085	1,941,594

See Notes to Financial Statements.	147

Schedule of Investments (continued)
NEW JERSEY TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2	$3,155	$2,600,446

Total					8,363,369

Transportation 10.66%
Hudson Cnty NJ Impt Auth Harrison
Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,691,130
NJ St Tpk Auth Ser A	5.00%	1/1/2035	A+	275	313,621
NJ St Tpk Auth Ser A (AGM)	5.25%	1/1/2028	AA-	2,000	2,590,060
NJ St Tpk Auth Ser B	5.00%	1/1/2028	A+	1,000	1,195,700
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.25%	12/15/2020	A+	1,025	1,261,816
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,446,040
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	AA-	1,000	1,160,860
Port Auth NY & NJ Cons 156th Ser	4.75%	11/1/2036	AA-	2,625	2,910,548
South Jersey NJ Transn Auth Ser A(c)	5.00%	11/1/2029	A-	1,500	1,737,990

Total					15,307,765

Utilities 8.76%
Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000	1,152,890
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	1,775	2,320,688
NJ St Econ Dev Auth Enrg Partners Ser A AMT	4.75%	6/15/2032	Baa3	1,000	1,004,570
Passaic Vly NJ Sewage Commnrs Swr Sys Ser F (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525	416,078
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2	1,000	1,054,840
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	BBB+	1,000	1,032,150
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	BBB+	1,000	1,013,890
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	1,000	1,069,430
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,210	2,473,278
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	Baa3	1,000	1,032,290

Total					12,570,104

Total Municipal Bonds (cost $128,413,207)					140,045,944

148	See Notes to Financial Statements.

Schedule of Investments (concluded)
NEW JERSEY TAX FREE FUND September 30, 2012

Investments	Shares (000)		Fair Value

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)	—	(k)	$5

Total Investments in Securities 97.59% (cost $128,413,212)			140,045,949

Cash and Other Assets in Excess of Liabilities(i) 2.41%			3,451,423

Net Assets 100.00%			$143,497,372

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	December 2012	12	Short	$(1,601,812)	$(7,615)
U.S. 30-Year Treasury Bond	December 2012	31	Short	(4,630,625)	(4,655)
Ultra Long U.S. Treasury Bond	December 2012	9	Short	(1,486,969)	3,852

Totals				$(7,719,406)	$(8,418)

See Notes to Financial Statements.	149

Schedule of Investments
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.82%

Corporate-Backed 7.70%
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$732,068
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	959,070
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	472,945
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,400,140
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A-	2,500	2,954,450
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,621,605
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT(f)	5.40%	7/1/2019	NR	1,400	917,378
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB	2,265	2,256,461
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	3,279,449
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BBB-	1,315	1,351,478
New York City NY Indl Dev Agy Sr Trips Ser A AMT	5.00%	7/1/2028	BBB-	1,750	1,856,592
New York City NY Indl Dev Agy Yankee Stadium Pilot (FGIC)	4.50%	3/1/2039	BBB	150	151,980
NY St Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	AA	1,600	1,794,976
NY St Liberty Dev Corp 7 World Trade Ctr Class 1	5.00%	9/15/2040	Aaa	2,000	2,277,560
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,130,050

Total					27,156,202

Education 16.07%
Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,667,614
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	524,315

150	See Notes to Financial Statements.

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	$1,075	$1,112,937
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	1,074,770
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	610	680,242
Monroe Cnty NY Indl Dev Corp Ser A	5.00%	7/1/2036	Aa3	3,500	3,942,925
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,614,892
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,563,182
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2035	BBB+	500	552,005
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2042	BBB+	1,200	1,314,672
NY St Dorm Auth Facs Ser A	5.00%	7/1/2042	Aa2	1,000	1,145,110
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	1,750	2,010,120
NY St Dorm Auth Rev Brooklyn Law Sch Pj Ser A	5.00%	7/1/2024	BBB+	1,000	1,181,760
NY St Dorm Auth Rev Brooklyn Law Sch Pj Ser A	5.00%	7/1/2025	BBB+	1,000	1,169,700
NY St Dorm Auth Rev Brooklyn Law Sch Pj Ser A	5.00%	7/1/2027	BBB+	500	574,810
NY St Dorm Auth Rev Cornell Univ Ser A	5.00%	7/1/2040	Aa1	2,000	2,292,360
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,656,517
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A	5.25%	7/1/2034	AA-	8,000	9,593,440
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,327,995
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,167,916
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2040	A+	2,475	2,745,270
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,698,585
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,605,090
NY St Dorm Auth Rockefeller Univ Ser B	5.00%	7/1/2038	AA+	2,155	2,506,847
Onondaga Civic Dev Corp Upstate Pptys Dev Inc	5.50%	12/1/2031	A+	1,000	1,167,500

See Notes to Financial Statements.	151

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Onondaga Cnty NY Tr Cultural Syracuse Univ Pj	5.00%	12/1/2036	Aa3	$500	$573,950
St. Lawrence Cnty NY Indl Dev Agy Clarkson Univ Pj	6.00%	9/1/2034	A3	1,575	1,898,253
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	1,000	1,130,120
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,155,050

Total					56,647,947

General Obligation 6.87%
Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,372,323
New York City NY Ser E	5.00%	8/1/2019	AA	1,000	1,237,290
New York City NY Ser E	5.00%	8/1/2021	AA	1,070	1,306,695
New York City NY Ser E	5.00%	8/1/2023	AA	1,895	2,279,117
New York City NY Ser I	5.00%	8/1/2025	AA	2,500	3,073,350
New York City NY Ser I	5.00%	8/1/2026	AA	1,500	1,833,705
New York City NY Ser I	5.00%	8/1/2027	AA	1,385	1,683,661
New York City NY Sub Ser D-1	5.00%	10/1/2024	AA	1,500	1,828,740
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,000	1,631,360
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	3,500	3,672,655
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	315,666
Yonkers NY Ser A	5.00%	10/1/2020	BBB+	2,600	3,001,128

Total					24,235,690

Health Care 11.23%
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	A3	1,500	1,656,690
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	A3	1,000	1,116,220
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR	1,000	1,091,270
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,770,282
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,634,669
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	981,250
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	768,293

152	See Notes to Financial Statements.

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-		$750	$769,358
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		1,500	1,730,115
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3		1,000	1,159,560
NY St Dorm Auth Catholic Hlth Sys Oblig Grp Ser A	5.00%	7/1/2032	BBB+		500	535,405
NY St Dorm Auth Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(d)	750	794,363
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	Aa2		2,500	2,733,375
NY St Dorm Auth Rev Non St Supp Debt Mt Sinai Hosp Ser A	5.00%	7/1/2026	A2		5,525	6,154,021
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.00%	5/1/2022	A-		1,195	1,411,187
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.25%	5/1/2034	A-		1,000	1,144,620
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A-		1,500	1,779,675
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		2,000	2,210,380
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR		1,000	1,011,080
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr Pj	5.00%	7/1/2042	BB+		1,000	1,019,250
St. Lawrence Cnty NY Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR		1,500	1,609,035
Suffolk Cnty NY Econ Dev Corp Catholic Hlth Svcs	5.00%	7/1/2028	A-		1,000	1,137,120
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR		1,155	1,165,129
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR		1,000	1,002,530
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR		3,000	2,213,850
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3		850	1,010,217

Total						39,608,944

Housing 0.78%
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+		415	437,244

See Notes to Financial Statements.	153

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Housing (continued)
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	$2,255	$2,319,538

Total					2,756,782

Lease Obligations 13.65%
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	2,575	3,014,501
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,159,190
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B	5.00%	5/1/2023	AA-	1,000	1,191,070
Monroe Cnty NY Indl Dev Agy Rochester Schs Modernization Ser A	5.00%	5/1/2021	AA-	4,000	4,839,800
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,756,200
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA-	1,830	2,041,804
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%	7/15/2024	AA-	1,000	1,231,360
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%	7/15/2025	AA-	1,500	1,835,280
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2022	AA-	2,000	2,446,760
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2025	AA-	2,795	3,362,413
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2027	AA-	1,425	1,696,890
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,750,959
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,767,141
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	2,810	3,423,226
NY St Dorm Auth Rev Non St Supp Debt Master Boces Pg Lease	5.50%	8/15/2026	Aa3	1,560	1,890,002
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,185,170
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	1,000	1,145,580
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	5,066,735

154	See Notes to Financial Statements.

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Puerto Rico Comwlth Infrastr Fing
Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	$1,000	$1,034,780
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	2,000	2,301,780

Total					48,140,641

Other Revenue 5.97%
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,463,590
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,812,735
Build NYC Res Corp NY YMCA Greater Pj	5.00%	8/1/2042	A-	1,265	1,410,437
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	1,500	1,853,895
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	AA	4,500	5,217,705
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2031	A	2,000	2,251,260
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3	2,385	2,727,486
NY St Dorm Auth Rev St Univ Dorm Facs Ser A	5.00%	7/1/2037	Aa2	1,000	1,151,430
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	1,100	1,152,965

Total					21,041,503

Special Tax 3.31%
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,135,528
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,883,138
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,653,566

Total					11,672,232

Tax Revenue 7.29%
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	2,650	3,131,796
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA	2,125	2,399,826
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D	5.00%	2/1/2027	AAA	1,500	1,797,765

See Notes to Financial Statements.	155

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tax Revenue (continued)
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D	5.00%	2/1/2028	AAA		$500	$597,165
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	5,714,650
New York City NY Transnl Fin Auth Future Tax Secd Sub Ser B	5.00%	11/1/2021	AAA		1,500	1,898,880
NY St Dorm Auth Rev St Pers Income Tax Ser G	5.00%	8/15/2021	AAA		1,110	1,410,288
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		4,785	5,691,710
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	2,203,420
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+		755	850,538

Total						25,696,038

Tobacco 3.05%
Suffolk Cnty NY Tob Asset Securitization Corp Ser B	5.00%	6/1/2032	A-		1,325	1,412,410
Suffolk Cnty NY Tob Asset Securitization Corp Ser B	5.25%	6/1/2037	BBB+		1,145	1,222,711
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	5.375%	6/1/2028	BB	(d)	2,000	1,811,780
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	B+	(d)	2,350	1,953,508
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		2,250	2,172,083
TSASC Inc NY Ser 1	5.125%	6/1/2042	B-		2,830	2,161,639

Total						10,734,131

Transportation 11.61%
Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		2,500	2,737,850
Metro Transn Auth NY Ser E	5.00%	11/15/2028	A		1,000	1,181,990
Metro Transn Auth NY Ser F	5.00%	11/15/2023	A		2,445	2,983,438
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,202,950
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,326,763
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,105,240
NY St Bridge Auth	4.00%	1/1/2027	AA-		3,250	3,604,737

156	See Notes to Financial Statements.

Schedule of Investments (continued)
NEW YORK TAX FREE FUND September 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+	$5,000	$5,602,800
NY St Thwy Auth Gen Rev Ser I	5.00%	1/1/2028	A+	2,000	2,354,320
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA	2,000	2,275,540
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2024	AA-	1,250	1,473,600
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2041	AA-	1,250	1,369,775
Port Auth NY & NJ Cons 170th AMT	5.00%	10/1/2033	AA-	1,525	1,716,311
Port Auth NY & NJ Cons 173rd	4.00%	12/1/2022	AA-	2,000	2,330,660
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	AA-	5,455	6,055,050
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	AA-	2,250	2,619,855

Total					40,940,879

Utilities 11.29%
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	1,880	2,094,734
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,215	2,649,184
Long Island NY Pwr Auth Ser B	5.00%	9/1/2025	A-	1,000	1,196,890
New York City NY Muni Wtr Fin Auth 2nd Resolution Ser EE	5.00%	6/15/2034	AA+	3,500	4,110,960
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	3,295	3,889,121
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000	8,024,480
NY St Envr Facs Corp Muni Wtr	5.00%	6/15/2036	AAA	1,250	1,458,888
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AAA	2,795	3,376,667
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AAA	5,000	5,467,900
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2	2,600	2,742,584
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	4,500	4,812,435

Total					39,823,843

Total Municipal Bonds (cost $321,518,577)					348,454,832

See Notes to Financial Statements.	157

Schedule of Investments (concluded)
NEW YORK TAX FREE FUND September 30, 2012

Investments					Shares (000)		Fair Value

SHORT-TERM INVESTMENTS 0.57%

Money Market Mutual Fund 0.00%
Dreyfus NY Municipal Cash Management (cost $331)					—	(k)	$331

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)

Variable Rate Demand Note 0.57%

General Obligation
New York City NY Ser A-4 (cost $2,000,000)	0.30%	10/1/2012	8/1/2038	AAA	$2,000		2,000,000

Total Short-Term Investments (cost $2,000,331)							2,000,331

Total Investments in Securities 99.39% (cost $323,518,908)							350,455,163

Cash and Other Assets in Excess of Liabilities(i) 0.61%							2,154,340

Net Assets 100.00%							$352,609,503

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	December 2012	32	Short	$(4,271,500)	$(20,305)
U.S. 30-Year Treasury Bond	December 2012	73	Short	(10,904,375)	(10,962)
Ultra Long U.S. Treasury Bond	December 2012	26	Short	(4,295,688)	11,126

Totals				$(19,471,563)	$(20,141)

158	See Notes to Financial Statements.

Schedule of Investments
September 30, 2012

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2012.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2012.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.

(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(f)	Defaulted security.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual and has no stated maturity date.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(j)	Fund received partial payment from issuer.
(k)	Amount represents less than 1,000 shares.
Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	159

Statements of Assets and Liabilities
September 30, 2012

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,480,435,050	$3,538,733,720	$159,133,654

Investments in securities, at fair value	$2,532,816,329	$3,773,059,545	$171,997,038
Cash	2,416,210	7,085,232	1,458,340
Deposits with brokers for futures collateral	—	1,641,800	182,050
Receivables:
Interest	21,255,530	44,371,051	2,213,218
Investment securities sold	5,090,000	25,458,492	—
Capital shares sold	19,269,974	33,716,741	2,878,206
From advisor (See Note 3)	216,587	205,949	47,647
Variation margin	—	52,502	10,243
Prepaid expenses and other assets	171,908	167,950	47,974

Total assets	2,581,236,538	3,885,759,262	178,834,716

LIABILITIES:
Payables:
Investment securities purchased	14,662,415	40,320,665	2,922,322
Trust certificates (See Note 2(h))	17,000,000	11,815,000	—
Capital shares reacquired	7,697,849	7,326,651	194,097
Management fee	809,242	1,191,793	69,066
12b-1 distribution fees	651,260	1,075,544	39,551
Interest expense and fees (See Note 2(h))	38,996	34,149	—
Directors’ fees	87,637	118,877	1,838
Fund administration	81,948	122,753	5,525
Distributions payable	2,997,190	8,385,461	520,049
Accrued expenses and other liabilities	253,303	451,657	52,983

Total liabilities	44,279,840	70,842,550	3,805,431

NET ASSETS	$2,536,956,698	$3,814,916,712	$175,029,285

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,484,827,984	$3,579,779,203	$162,904,609
Undistributed (distributions in excess of) net investment income	260,826	2,935,222	135,301
Accumulated net realized loss on investments and futures contracts	(513,391)	(1,677,496)	(856,456)
Net unrealized appreciation on investments and futures contracts	52,381,279	233,879,783	12,845,831

Net Assets	$2,536,956,698	$3,814,916,712	$175,029,285

160	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,924,188,781	$1,996,446,453	$227,713,480	$128,413,212	$323,518,908

$2,095,352,605	$2,024,597,830	$251,036,879	$140,045,949	$350,455,163
1,619,898	3,661,077	1,963,965	5,037,384	1,257,938
1,942,600	1,888,500	325,550	138,250	350,100

29,649,172	31,923,879	3,559,082	1,868,901	4,710,651
29,737,963	—	2,257,373	10,000	20,000
13,354,371	19,202,043	1,873,707	1,016,824	1,594,984
—	—	—	—	—
83,909	81,073	14,309	6,044	15,341
78,960	85,990	24,327	18,329	23,625

2,171,819,478	2,081,440,392	261,055,192	148,141,681	358,427,802

24,910,422	21,385,538	5,944,290	3,958,245	—
93,095,000	72,660,000	1,500,000	—	4,030,000
3,903,781	4,846,817	320,234	109,955	389,487
700,101	755,439	91,050	50,727	127,313
634,674	599,895	81,305	34,388	115,992
180,883	183,426	4,365	—	7,637
464,248	142,954	125,723	38,254	114,170
65,961	63,507	8,093	4,509	11,317
6,415,592	7,664,715	726,369	400,832	953,575
244,352	278,195	58,386	47,399	68,808

130,615,014	108,580,486	8,859,815	4,644,309	5,818,299

$2,041,204,464	$1,972,859,906	$252,195,377	$143,497,372	$352,609,503

$1,913,410,260	$2,263,408,813	$243,273,540	$140,534,579	$339,507,294

3,013,489	5,752,777	(281,826)	(202,418)	(700,859)

(46,307,151)	(324,363,394)	(14,051,378)	(8,459,108)	(13,113,046)

171,087,866	28,061,710	23,255,041	11,624,319	26,916,114

$2,041,204,464	$1,972,859,906	$252,195,377	$143,497,372	$352,609,503

See Notes to Financial Statements.	161

Statements of Assets and Liabilities (concluded)
September 30, 2012

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,511,236,834	$2,064,377,484	$115,862,199
Class B Shares	—	$5,933,265	—
Class C Shares	$298,123,460	$699,127,863	$18,241,882
Class F Shares	$704,485,715	$1,007,949,569	$32,553,616
Class I Shares	$23,110,689	$37,513,637	$8,371,588
Class P Shares	—	$14,894	—
Outstanding shares by class*:
Class A Shares	94,623,302	187,776,223	7,073,436
Class B Shares	—	540,175	—
Class C Shares	18,665,779	63,670,206	1,113,961
Class F Shares	44,108,480	91,695,395	1,987,358
Class I Shares	1,447,060	3,411,648	510,912
Class P Shares	—	1,354.563	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.97	$10.99	$16.38
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 2.25%)	$16.34	$11.24	$16.76
Class B Shares-Net asset value	—	$10.98	—
Class C Shares-Net asset value	$15.97	$10.98	$16.38
Class F Shares-Net asset value	$15.97	$10.99	$16.38
Class I Shares-Net asset value	$15.97	$11.00	$16.39
Class P Shares-Net asset value	—	$11.00	—

*

Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001), of which 4,080,001,000 are designated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 465,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

162	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,694,729,487	$1,185,644,266	$191,126,515	$136,084,750	$285,447,276
$7,762,306	$11,930	—	—	—
$215,692,127	$526,879,894	$38,711,943	—	$50,406,844
$122,942,699	$258,682,490	$22,344,323	$7,400,215	$16,490,512
$77,845	$1,628,975	$12,596	$12,407	$264,871
—	$12,351	—	—	—

147,110,408	99,375,051	17,815,108	26,841,779	25,077,680
670,468	999	—	—	—
18,701,975	44,146,293	3,607,012	—	4,434,586
10,680,398	21,666,894	2,082,794	1,458,726	1,447,563
6,757	136,454	1,174	2,445	23,257
—	1,034	—	—	—

$11.52	$11.93	$10.73	$5.07	$11.38

$11.79	$12.20	$10.98	$5.19	$11.64
$11.58	$11.94	—	—	—
$11.53	$11.93	$10.73	—	$11.37
$11.51	$11.94	$10.73	$5.07	$11.39
$11.52	$11.94	$10.73	$5.07	$11.39
—	$11.94	—	—	—

See Notes to Financial Statements.	163

Statements of Operations
For the Year Ended September 30, 2012

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$48,826,483	$116,425,838	$5,399,132

Total investment income	48,826,483	116,425,838	5,399,132

Expenses:
Management fee	8,616,227	12,084,399	580,452
12b-1 distribution plan-Class A	2,710,669	3,411,974	174,365
12b-1 distribution plan-Class B	—	62,215	—
12b-1 distribution plan-Class C	2,325,322	5,007,405	89,364
12b-1 distribution plan-Class F	523,834	783,790	14,927
12b-1 distribution plan-Class P	—	65	—
Interest expense and fees (See Note 2(h))	74,523	93,493	15,936
Shareholder servicing	701,703	1,388,833	50,709
Professional	55,422	59,059	40,251
Reports to shareholders	82,163	167,931	9,023
Fund administration	866,283	1,235,669	46,436
Custody	29,598	42,308	5,549
Directors’ fees	63,078	88,886	3,201
Registration	257,244	399,893	66,600
Offering costs	—	—	1,942
Other	49,401	57,691	4,776

Gross expenses	16,355,467	24,883,611	1,103,531
Expense reductions (See Note 7)	(1,514)	(2,165)	(81)
Management fee waived (See Note 3)	(1,970,751)	(1,176,356)	(415,918)

Net expenses	14,383,202	23,705,090	687,532

Net investment income	34,443,281	92,720,748	4,711,600

Net realized and unrealized gain:
Net realized gain (loss) on investments and futures contracts	(464,551)	10,796,363	(486,689)
Net change in unrealized appreciation/depreciation on investments and futures contracts	21,505,754	128,879,848	9,879,097

Net realized and unrealized gain	21,041,203	139,676,211	9,392,408

Net Increase in Net Assets Resulting From Operations	$55,484,484	$232,396,959	$14,104,008

164	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$96,297,573	$107,015,006	$10,833,642	$6,283,939	$14,130,579

96,297,573	107,015,006	10,833,642	6,283,939	14,130,579

7,742,548	8,035,042	979,788	590,519	1,328,761
3,048,004	1,992,030	333,579	251,173	478,477
85,701	111	—	—	—
1,535,132	3,934,291	270,178	—	360,133
93,461	203,655	18,465	5,628	12,328
—	52	—	—	—
1,122,555	994,399	67,610	21,812	163,046
808,683	836,301	81,031	63,336	130,814
53,546	176,253	47,228	42,010	46,174
64,868	94,694	13,226	10,054	15,954
724,304	669,781	87,092	52,491	118,112
28,305	25,196	5,786	4,521	6,529
53,272	49,160	6,368	3,873	8,663
134,472	174,624	51,661	39,091	55,785
—	—	—	—	—
38,672	40,442	6,170	4,143	7,653

15,533,523	17,226,031	1,968,182	1,088,651	2,732,429
(1,298)	(1,169)	(153)	(92)	(206)
—	—	—	—	—

15,532,225	17,224,862	1,968,029	1,088,559	2,732,223

80,765,348	89,790,144	8,865,613	5,195,380	11,398,356

25,163,787	(30,573,526)	(1,270,821)	543,709	(1,800,255)

135,610,284	155,073,931	18,233,732	9,711,729	20,964,457

160,774,071	124,500,405	16,962,911	10,255,438	19,164,202

$241,539,419	$214,290,549	$25,828,524	$15,450,818	$30,562,558

See Notes to Financial Statements.	165

Statements of Changes in Net Assets

	Short Duration

INCREASE IN NET ASSETS	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
Operations:
Net investment income	$34,443,281	$36,300,586
Net realized gain (loss) on investments and futures contracts	(464,551)	1,517,869
Net change in unrealized appreciation/depreciation on investments and futures contracts	21,505,754	(576,306)

Net increase in net assets resulting from operations	55,484,484	37,242,149

Distributions to shareholders from:
Net investment income
Class A	(22,359,668)	(25,854,639)
Class B	—	—
Class C	(2,674,252)	(3,269,932)
Class F	(9,009,268)	(7,026,813)
Class I	(293,820)	(103,400)
Class P	—	—
Net realized gain
Class A	(846,074)	—
Class C	(171,996)	—
Class F	(297,799)	—
Class I	(10,321)	—

Total distributions to shareholders	(35,663,198)	(36,254,784)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	1,420,928,413	1,019,642,150
Reinvestment of distributions	21,528,512	20,630,502
Cost of shares reacquired	(791,558,177)	(1,039,433,779)

Net increase in net assets resulting from capital share transactions	650,898,748	838,873

Net increase in net assets	670,720,034	1,826,238

NET ASSETS:
Beginning of year	$1,866,236,664	$1,864,410,426

End of year	$2,536,956,698	$1,866,236,664

Undistributed net investment income	$260,826	$209,503

166	See Notes to Financial Statements.

Intermediate		AMT Free

For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2012	For the Period October 26, 2010 to September 30, 2011*

$92,720,748	$76,935,608	$4,711,600	$1,538,031
10,796,363	(6,661,023)	(486,689)	(373,323)
128,879,848	(1,808,811)	9,879,097	2,966,734

232,396,959	68,465,774	14,104,008	4,131,442

(52,205,880)	(47,210,859)	(3,547,198)	(1,422,417)
(142,990)	(205,346)	—	—
(13,658,169)	(12,341,114)	(294,085)	(37,727)
(24,736,756)	(16,196,238)	(605,084)	(46,425)
(630,532)	(22,154)	(192,821)	(444)
(409)	(469)	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(91,374,736)	(75,976,180)	(4,639,188)	(1,507,013)

1,928,294,655	1,288,655,754	142,271,448	73,241,755
57,708,104	43,702,459	2,972,202	512,567
(707,729,786)	(955,643,486)	(48,270,525)	(7,787,411)

1,278,272,973	376,714,727	96,973,125	65,966,911

1,419,295,196	369,204,321	106,437,945	68,591,340

$2,395,621,516	$2,026,417,195	$68,591,340	$—

$3,814,916,712	$2,395,621,516	$175,029,285	$68,591,340

$2,935,222	$1,667,040	$135,301	$63,938

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

See Notes to Financial Statements.	167

Statements of Changes in Net Assets (continued)

	National

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
Operations:
Net investment income	$80,765,348	$79,661,060
Net realized gain (loss) on investments and futures contracts	25,163,787	(15,494,713)
Net change in unrealized appreciation/depreciation on investments and futures contracts	135,610,284	(19,273,169)

Net increase (decrease) in net assets resulting from operations	241,539,419	44,893,178

Distributions to shareholders from:
Net investment income
Class A	(67,778,224)	(67,412,561)
Class B	(316,036)	(501,706)
Class C	(6,959,541)	(7,004,717)
Class F	(4,213,750)	(3,501,921)
Class I	(691)	(531)
Class P	—	—

Total distributions to shareholders	(79,268,242)	(78,421,436)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	441,338,756	268,002,652
Net proceeds from reorganizations (See Note 12)	—	590,280,917
Reinvestment of distributions	62,190,720	57,133,477
Cost of shares reacquired	(273,072,767)	(500,098,086)

Net increase (decrease) in net assets resulting from capital share transactions	230,456,709	415,318,960

Net increase (decrease) in net assets	392,727,886	381,790,702

NET ASSETS:
Beginning of year	$1,648,476,578	$1,266,685,876

End of year	$2,041,204,464	$1,648,476,578

Undistributed (distributions in excess of) net investment income	$3,013,489	$1,809,958

168	See Notes to Financial Statements.

High Yield		California

For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

$89,790,144	$99,727,243	$8,865,613	$9,216,985
(30,573,526)	(27,952,291)	(1,270,821)	(4,280,442)
155,073,931	(104,202,161)	18,233,732	(3,559,731)

214,290,549	(32,427,209)	25,828,524	1,376,812

(53,090,674)	(57,860,768)	(6,855,427)	(7,212,209)
(513)	(548)	—	—
(22,299,473)	(26,351,246)	(1,120,992)	(1,207,435)
(11,033,831)	(12,763,398)	(771,882)	(697,777)
(119,465)	(93,614)	(515)	(364)
(593)	(621)	—	—

(86,544,549)	(97,070,195)	(8,748,816)	(9,117,785)

642,846,669	548,114,486	72,999,015	37,080,282
—	—	—	—
65,845,017	65,689,552	6,322,161	5,901,341
(411,469,709)	(974,031,202)	(37,267,519)	(54,388,032)

297,221,977	(360,227,164)	42,053,657	(11,406,409)

424,967,977	(489,724,568)	59,133,365	(19,147,382)

$1,547,891,929	$2,037,616,497	$193,062,012	$212,209,394

$1,972,859,906	$1,547,891,929	$252,195,377	$193,062,012

$5,752,777	$3,017,899	$(281,826)	$(396,323)

See Notes to Financial Statements.	169

Statements of Changes in Net Assets (concluded)

	New Jersey

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
Operations:
Net investment income	$5,195,380	$5,415,934
Net realized gain (loss) on investments and futures contracts	543,709	(2,940,278)
Net change in unrealized appreciation/depreciation on investments and futures contracts	9,711,729	(1,423,932)

Net increase in net assets resulting from operations	15,450,818	1,051,724

Distributions to shareholders from:
Net investment income
Class A	(4,925,407)	(5,221,120)
Class C	—	—
Class F	(223,034)	(155,697)
Class I	(487)	(337)

Total distributions to shareholders	(5,148,928)	(5,377,154)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	45,630,626	18,310,956
Reinvestment of distributions	3,957,276	3,854,132
Cost of shares reacquired	(34,135,448)	(28,594,043)

Net increase (decrease) in net assets resulting from capital share transactions	15,452,454	(6,428,955)

Net increase (decrease) in net assets	25,754,344	(10,754,385)

NET ASSETS:
Beginning of year	$117,743,028	$128,497,413

End of year	$143,497,372	$117,743,028

Distributions in excess of net investment income	$(202,418)	$(248,089)

170	See Notes to Financial Statements.

New York

For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

$11,398,356	$11,949,237

(1,800,255)	324,906

20,964,457	(9,217,131)

30,562,558	3,057,012

(9,414,311)	(9,984,773)
(1,421,009)	(1,527,487)
(491,047)	(361,245)
(2,141)	(341)

(11,328,508)	(11,873,846)

100,503,194	43,088,887
7,878,560	7,403,914
(37,676,228)	(67,292,870)

70,705,526	(16,800,069)

89,939,576	(25,616,903)

$262,669,927	$288,286,830

$352,609,503	$262,669,927

$(700,859)	$(747,845)

See Notes to Financial Statements.	171

Financial Highlights
SHORT DURATION TAX FREE FUND

	Class A Shares

							12/12/2008(a) to 9/30/2009
	Year Ended 9/30

	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.26		.33		.30		.33
Net realized and unrealized gain	.15		.03		.20		.68

Total from investment operations	.41		.36		.50		1.01

Distributions to shareholders from:
Net investment income	(.26)		(.33)		(.30)		(.41)
Net realized gain	(.01)		—		—		—

Total distributions	(.27)		(.33)		(.30)		(.41)

Net asset value, end of period	$15.97		$15.83		$15.80		$15.60

Total Return(c)	2.65%		2.30%		3.24%		6.82	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61%		.59%		.55%		.44	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.60	%(f)	.58	%(f)	.55	%(f)	.44	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%		.70%		.70%		.75	%(e)

Net investment income	1.65%		2.08%		1.91%		2.68	%(e)

Supplemental Data:

Net assets, end of period (000)	$1,511,237		$1,249,341		$1,326,511		$609,072
Portfolio turnover rate	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

172	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION TAX FREE FUND

	Class C Shares

	Year Ended 9/30						12/12/2008(a) to 9/30/2009

	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.16		.21		.18		.23
Net realized and unrealized gain	.15		.03		.19		.68

Total from investment operations	.31		.24		.37		.91

Distributions to shareholders from:
Net investment income	(.16)		(.21)		(.17)		(.31)
Net realized gain	(.01)		—		—		—

Total distributions	(.17)		(.21)		(.17)		(.31)

Net asset value, end of period	$15.97		$15.83		$15.80		$15.60

Total Return(c)	1.97%		1.56%		2.42%		6.10	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.27%		1.31%		1.35%		1.23	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.26	%(f)	1.31	%(f)	1.35	%(f)	1.23	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.36%		1.41%		1.50%		1.51	%(e)

Net investment income	1.00%		1.36%		1.12%		1.88	%(e)

Supplemental Data:

Net assets, end of period (000)	$298,123		$244,872		$251,390		$128,116
Portfolio turnover rate	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	173

Financial Highlights (continued)
SHORT DURATION TAX FREE FUND

	Class F Shares

	Year Ended 9/30						12/12/2008(a) to 9/30/2009

	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.27		.34		.32		.36
Net realized and unrealized gain	.16		.03		.20		.66

Total from investment operations	.43		.37		.52		1.02

Distributions to shareholders from:
Net investment income	(.28)		(.34)		(.32)		(.42)
Net realized gain	(.01)		—		—		—

Total distributions	(.29)		(.34)		(.32)		(.42)

Net asset value, end of period	$15.97		$15.83		$15.80		$15.60

Total Return(c)	2.75%		2.40%		3.34%		6.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51%		.49%		.45%		.34	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.50	%(f)	.48	%(f)	.45	%(f)	.34	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%		.60%		.61%		.64	%(e)

Net investment income	1.72%		2.18%		2.02%		2.88	%(e)

Supplemental Data:

Net assets, end of period (000)	$704,486		$365,694		$284,289		$100,723
Portfolio turnover rate	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

174	See Notes to Financial Statements.

Financial Highlights (concluded)
SHORT DURATION TAX FREE FUND

	Class I Shares

	Year Ended 9/30						12/12/2008(a) to 9/30/2009

	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.28		.35		.33		.34
Net realized and unrealized gain	.16		.04		.20		.70

Total from investment operations	.44		.39		.53		1.04

Distributions to shareholders from:
Net investment income	(.29)		(.36)		(.33)		(.44)
Net realized gain	(.01)		—		—		—

Total distributions	(.30)		(.36)		(.33)		(.44)

Net asset value, end of period	$15.97		$15.83		$15.80		$15.60

Total Return(c)	2.83%		2.48%		3.43%		7.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.41%		.39%		.35%		.25	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.40	% (f)	.39	% (f)	.34	%(f)	.25	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50%		.49%		.50%		.57	%(e)

Net investment income	1.77%		2.22%		2.11%		2.71	%(e)

Supplemental Data:

Net assets, end of period (000)	$23,111		$6,330		$2,221		$3,407
Portfolio turnover rate	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	175

Financial Highlights
INTERMEDIATE TAX FREE FUND

	Class A Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$10.52	$10.28	$9.42	$9.75

Investment operations:
Net investment income(a)	.33	.39	.39	.38	.37
Net realized and unrealized gain (loss)	.50	(.03)	.23	.86	(.32)

Total from investment operations	.83	.36	.62	1.24	.05

Distributions to shareholders from:
Net investment income	(.33)	(.39)	(.38)	(.38)	(.38)

Net asset value, end of year	$10.99	$10.49	$10.52	$10.28	$9.42

Total Return(b)	8.04%	3.55%	6.22%	13.50%	.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67%	.65%	.63%	.44%	.27%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.66%	.64%	.63%	.44%	.24%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%	.72%	.71%	.72%	.79%

Net investment income	3.10%	3.82%	3.76%	3.89%	3.80%

Supplemental Data:

Net assets, end of year (000)	$2,064,377	$1,385,337	$1,320,285	$798,344	$338,400
Portfolio turnover rate	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

176	See Notes to Financial Statements.

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class B Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.51	$10.27	$9.41	$9.74

Investment operations:
Net investment income(a)	.25	.31	.31	.30	.31
Net realized and unrealized gain (loss)	.50	(.04)	.23	.87	(.33)

Total from investment operations	.75	.27	.54	1.17	(.02)

Distributions to shareholders from:
Net investment income	(.25)	(.30)	(.30)	(.31)	(.31)

Net asset value, end of year	$10.98	$10.48	$10.51	$10.27	$9.41

Total Return(b)	7.19%	2.73%	5.38%	12.65%	(.29)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.47%	1.45%	1.43%	1.24%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.46%	1.44%	1.43%	1.23%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.50%	1.52%	1.51%	1.52%	1.67%

Net investment income	2.34%	3.03%	2.98%	3.10%	3.15%

Supplemental Data:

Net assets, end of year (000)	$5,933	$6,526	$7,725	$6,315	$1,966
Portfolio turnover rate	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	177

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class C Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.51	$10.27	$9.41	$9.74

Investment operations:
Net investment income(a)	.26	.32	.31	.31	.30
Net realized and unrealized gain (loss)	.50	(.04)	.24	.87	(.32)

Total from investment operations	.76	.28	.55	1.18	(.02)

Distributions to shareholders from:
Net investment income	(.26)	(.31)	(.31)	(.32)	(.31)

Net asset value, end of year	$10.98	$10.48	$10.51	$10.27	$9.41

Total Return(b)	7.32%	2.81%	5.44%	12.76%	(.31)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.34%	1.37%	1.37%	1.10%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.34%	1.36%	1.37%	1.09%	.98%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.38%	1.43%	1.46%	1.47%	1.45%

Net investment income	2.42%	3.10%	3.01%	3.22%	3.11%

Supplemental Data:

Net assets, end of year (000)	$699,128	$453,450	$391,138	$180,270	$44,402
Portfolio turnover rate	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

178	See Notes to Financial Statements.

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class F Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$10.52	$10.28	$9.42	$9.75

Investment operations:
Net investment income(a)	.34	.40	.40	.38	.39
Net realized and unrealized gain (loss)	.50	(.03)	.23	.87	(.33)

Total from investment operations	.84	.37	.63	1.25	.06

Distributions to shareholders from:
Net investment income	(.34)	(.40)	(.39)	(.39)	(.39)

Net asset value, end of year	$10.99	$10.49	$10.52	$10.28	$9.42

Total Return(b)	8.15%	3.66%	6.33%	13.61%	.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57%	.55%	.53%	.40%	.13%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.56%	.54%	.53%	.39%	.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61%	.62%	.61%	.64%	.67%

Net investment income	3.19%	3.92%	3.86%	3.90%	3.97%

Supplemental Data:

Net assets, end of year (000)	$1,007,950	$547,652	$307,256	$103,873	$1,460
Portfolio turnover rate	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	179

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class I Shares

	Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011

Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.96

Investment operations:
Net investment income(b)		—	(c)
Net realized and unrealized loss		(.01)

Total from investment operations		(.01)

Net asset value on SEC Effective Date, 2/1/2011		$9.95

Investment operations:
Net investment income(b)	.34	.27
Net realized and unrealized gain	.51	.55	(d)

Total from investment operations	.85	.82

Distributions to shareholders from:
Net investment income	(.35)	(.27)

Net asset value, end of period	$11.00	$10.50

Total Return(e)		8.26	%(f)(g)
Total Return(e)	8.22%	8.35	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47%	.45	%(i)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.46%	.44	%(i)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51%	.54	%(i)

Net investment income	3.17%	3.81	%(i)

Supplemental Data:

Net assets, end of period (000)	$37,514	$2,572
Portfolio turnover rate	21.39%	38.81%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

180	See Notes to Financial Statements.

Financial Highlights (concluded)
INTERMEDIATE TAX FREE FUND

	Class P Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.50	$10.52	$10.28	$9.42	$9.75

Investment operations:
Net investment income(a)	.31	.37	.36	.36	.36
Net realized and unrealized gain (loss)	.50	(.03)	.24	.86	(.33)

Total from investment operations	.81	.34	.60	1.22	.03

Distributions to shareholders from:
Net investment income	(.31)	(.36)	(.36)	(.36)	(.36)

Net asset value, end of year	$11.00	$10.50	$10.52	$10.28	$9.42

Total Return(b)	7.79%	3.41%	5.99%	13.27%	.29%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.90%	.89%	.86%	.65%	.46%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.90%	.88%	.86%	.64%	.43%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94%	.96%	.94%	.96%	1.13%

Net investment income	2.90%	3.60%	3.56%	3.73%	3.73%

Supplemental Data

Net assets, end of year (000)	$15	$14	$13	$13	$11
Portfolio turnover rate	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	181

Financial Highlights
AMT FREE MUNICIPAL BOND FUND

	Class A Shares

	Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011

Per Share Operating Performance
Net asset value, beginning of period	$15.08	$15.00

Investment operations:
Net investment income(b)	.65	.65
Net realized and unrealized gain	1.30	.05

Total from investment operations	1.95	.70

Distributions to shareholders from:
Net investment income	(.65)	(.62)

Net asset value, end of period	$16.38	$15.08

Total Return(c)	13.16%	4.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55%	.50	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.53%	.50	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.91%	1.13	%(e)

Net investment income	4.12%	4.81	%(e)

Supplemental Data:

Net assets, end of period (000)	$115,862	$62,280
Portfolio turnover rate	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

182	See Notes to Financial Statements.

Financial Highlights (continued)
AMT FREE MUNICIPAL BOND FUND

	Class C Shares

	Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011

Per Share Operating Performance
Net asset value, beginning of period	$15.07	$15.00

Investment operations:
Net investment income(b)	.51	.54
Net realized and unrealized gain	1.32	.04

Total from investment operations	1.83	.58

Distributions to shareholders from:
Net investment income	(.52)	(.51)

Net asset value, end of period	$16.38	$15.07

Total Return(c)	12.29%	4.03	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.32%	1.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	1.30%	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.66%	1.84	%(e)

Net investment income	3.22%	3.97	%(e)

Supplemental Data:

Net assets, end of period (000)	$18,242	$2,532
Portfolio turnover rate	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	183

Financial Highlights (continued)
AMT FREE MUNICIPAL BOND FUND

	Class F Shares

	Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.09	$15.00

Investment operations:
Net investment income(b)	.65	.67
Net realized and unrealized gain	1.30	.05

Total from investment operations	1.95	.72

Distributions to shareholders from:

Net investment income	(.66)	(.63)

Net asset value, end of period	$16.38	$15.09

Total Return(c)	13.20%	5.04	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45%	.40	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.44%	.39	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80%	.90	%(e)

Net investment income	4.08%	4.85	%(e)

Supplemental Data:

Net assets, end of period (000)	$32,554	$3,769
Portfolio turnover rate	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

184	See Notes to Financial Statements.

Financial Highlights (concluded)
AMT FREE MUNICIPAL BOND FUND

	Class I Shares

	Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.08	$15.00

Investment operations:
Net investment income(b)	.66	.66
Net realized and unrealized gain	1.33	.07

Total from investment operations	1.99	.73

Distributions to shareholders from:
Net investment income	(.68)	(.65)

Net asset value, end of period	$16.39	$15.08

Total Return(c)	13.41%	5.13	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36%	.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.35%	.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69%	2.12	%(e)

Net investment income	4.10%	4.91	%(e)

Supplemental Data:

Net assets, end of period (000)	$8,372	$11
Portfolio turnover rate	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	185

Financial Highlights
NATIONAL TAX FREE FUND

	Class A Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.53	$10.84	$10.62	$9.71	$11.12

Investment operations:
Net investment income(a)	.50	.52	.54	.52	.51
Net realized and unrealized gain (loss)	.98	(.31)	.21	.90	(1.41)

Total from investment operations	1.48	.21	.75	1.42	(.90)

Distributions to shareholders from:
Net investment income	(.49)	(.52)	(.53)	(.51)	(.51)

Net asset value, end of year	$11.52	$10.53	$10.84	$10.62	$9.71

Total Return(b)	14.37%	2.15%	7.34%	15.40%	(8.41)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.79%	.83%	.86%	.92%	1.05%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.73%	.76%	.77%	.77%	.79%

Expenses, excluding expense reductions and expenses reimbursed	.79%	.83%	.86%	.92%	1.06%

Net investment income	4.52%	5.12%	5.12%	5.49%	4.77%

Supplemental Data:

Net assets, end of year (000)	$1,694,729	$1,406,579	$1,007,123	$889,665	$740,198
Portfolio turnover rate	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

186	See Notes to Financial Statements.

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class B Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.58	$10.90	$10.68	$9.75	$11.16

Investment operations:
Net investment income(a)	.42	.45	.46	.45	.42
Net realized and unrealized gain (loss)	.99	(.33)	.21	.91	(1.41)

Total from investment operations	1.41	.12	.67	1.36	(.99)

Distributions to shareholders from:
Net investment income	(.41)	(.44)	(.45)	(.43)	(.42)

Net asset value, end of year	$11.58	$10.58	$10.90	$10.68	$9.75

Total Return(b)	13.52%	1.26%	6.48%	14.48%	(9.08)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.60%	1.64%	1.66%	1.72%	1.85%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.53%	1.57%	1.57%	1.57%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	1.60%	1.64%	1.66%	1.72%	1.86%

Net investment income	3.77%	4.31%	4.33%	4.70%	3.94%

Supplemental Data:

Net assets, end of year (000)	$7,762	$9,190	$16,143	$18,540	$18,032
Portfolio turnover rate	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	187

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class C Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.54	$10.86	$10.63	$9.73	$11.15

Investment operations:
Net investment income(a)	.43	.46	.46	.46	.44
Net realized and unrealized gain (loss)	.98	(.33)	.23	.89	(1.41)

Total from investment operations	1.41	.13	.69	1.35	(.97)

Distributions to shareholders from:
Net investment income	(.42)	(.45)	(.46)	(.45)	(.45)

Net asset value, end of year	$11.53	$10.54	$10.86	$10.63	$9.73

Total Return(b)	13.64%	1.38%	6.69%	14.58%	(9.01)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.43%	1.50%	1.56%	1.59%	1.67%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.37%	1.43%	1.47%	1.45%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	1.43%	1.50%	1.56%	1.59%	1.68%

Net investment income	3.87%	4.44%	4.40%	4.78%	4.13%

Supplemental Data:

Net assets, end of year (000)	$215,692	$158,714	$181,209	$133,922	$80,301
Portfolio turnover rate	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

188	See Notes to Financial Statements.

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class F Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.52	$10.83	$10.61	$9.71	$11.12

Investment operations:
Net investment income(a)	.51	.53	.55	.53	.52
Net realized and unrealized gain (loss)	.98	(.31)	.21	.89	(1.41)

Total from investment operations	1.49	.22	.76	1.42	(.89)

Distributions to shareholders from:
Net investment income	(.50)	(.53)	(.54)	(.52)	(.52)

Net asset value, end of year	$11.51	$10.52	$10.83	$10.61	$9.71

Total Return(b)	14.48%	2.24%	7.43%	15.44%	(8.32)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.69%	.73%	.76%	.81%	.95%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.63%	.66%	.66%	.67%	.69%

Expenses, excluding expense reductions and expenses reimbursed	.69%	.73%	.76%	.81%	.97%

Net investment income	4.58%	5.21%	5.18%	5.45%	5.00%

Supplemental Data:

Net assets, end of year (000)	$122,943	$73,983	$62,200	$28,791	$2,310
Portfolio turnover rate	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	189

Financial Highlights (concluded)
NATIONAL TAX FREE FUND

	Class I Shares

	Year Ended 9/30		7/26/2010(a) to 9/30/2010

	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.53	$10.84	$10.59

Investment operations:
Net investment income(b)	.51	.55	.10
Net realized and unrealized gain (loss)	1.00	(.32)	.25

Total from investment operations	1.51	.23	.35

Distributions to shareholders from:
Net investment income	(.52)	(.54)	(.10)

Net asset value, end of period	$11.52	$10.53	$10.84

Total Return(c)	14.62%	2.40%	3.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.52%	.54%	.55	%(f)
Expenses, excluding expense reductions	.59%	.61%	.64	%(f)
Net investment income	4.58%	5.35%	5.21	%(f)

Supplemental Data:

Net assets, end of period (000)	$78	$11	$10
Portfolio turnover rate	43.81%	87.43%	63.31%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

190	See Notes to Financial Statements.

Financial Highlights
HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares

	Year Ended 9/30

	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$11.06	$11.81	$11.49	$11.89		$15.03

Investment operations:
Net investment income(a)	.63	.69	.67	.72		.75
Net realized and unrealized gain (loss)	.85	(.77)	.31	(.37	)(b)	(3.13)

Total from investment operations	1.48	(.08)	.98	.35		(2.38)

Distributions to shareholders from:
Net investment income	(.61)	(.67)	(.66)	(.75)		(.76)

Net asset value, end of year	$11.93	$11.06	$11.81	$11.49		$11.89

Total Return(c)	13.79%	(.46)%	8.88%	4.14%		(16.33)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.86%	.89%	.91%	1.03%		1.27%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.80%	.82%	.80%	.84%		.79%
Expenses, excluding expense reductions and expenses reimbursed	.86%	.89%	.91%	1.03%		1.30%
Net investment income	5.52%	6.24%	5.88%	7.13%		5.50%

Supplemental Data:

Net assets, end of year (000)	$1,185,644	$919,758	$1,236,637	$976,708		$695,723
Portfolio turnover rate	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	191

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares

	Year Ended 9/30

	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$11.07	$11.82	$11.51	$11.91		$15.03

Investment operations:
Net investment income(a)	.55	.61	.59	.66		.70
Net realized and unrealized gain (loss)	.85	(.77)	.30	(.39	)(b)	(3.14)

Total from investment operations	1.40	(.16)	.89	.27		(2.44)

Distributions to shareholders from:
Net investment income	(.53)	(.59)	(.58)	(.67)		(.68)

Net asset value, end of year	$11.94	$11.07	$11.82	$11.51		$11.91

Total Return(c)	12.95%	(1.19)%	7.97%	3.46%		(16.70)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.63%	1.66%	1.68%	1.78%		1.74%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.56%	1.59%	1.57%	1.60%		1.26%
Expenses, excluding expense reductions and expenses reimbursed	1.63%	1.66%	1.68%	1.81%		2.07%
Net investment income	4.81%	5.51%	5.15%	6.52%		5.10%

Supplemental Data:

Net assets, end of year (000)	$12	$11	$11	$10		$10
Portfolio turnover rate	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

192	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares

	Year Ended 9/30

	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$11.06	$11.81	$11.50	$11.89		$15.03

Investment operations:
Net investment income(a)	.56	.62	.59	.66		.68
Net realized and unrealized gain (loss)	.85	(.77)	.30	(.37	)(b)	(3.14)

Total from investment operations	1.41	(.15)	.89	.29		(2.46)

Distributions to shareholders from:
Net investment income	(.54)	(.60)	(.58)	(.68)		(.68)

Net asset value, end of year	$11.93	$11.06	$11.81	$11.50		$11.89

Total Return(c)	13.08%	(1.11)%	7.99%	3.57%		(16.77)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.49%	1.56%	1.65%	1.66%		1.78%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.44%	1.48%	1.55%	1.48%		1.30%
Expenses, excluding expense reductions and expenses reimbursed	1.49%	1.56%	1.65%	1.67%		1.93%
Net investment income	4.91%	5.59%	5.14%	6.55%		5.00%

Supplemental Data:

Net assets, end of year (000)	$526,880	$450,802	$585,366	$455,042		$392,360
Portfolio turnover rate	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	193

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares

	Year Ended 9/30

	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$11.07	$11.82	$11.50	$11.90		$15.03

Investment operations:
Net investment income(a)	.64	.70	.69	.70		.76
Net realized and unrealized gain (loss)	.85	(.76)	.30	(.34	)(b)	(3.13)

Total from investment operations	1.49	(.06)	.99	.36		(2.37)

Distributions to shareholders from:
Net investment income	(.62)	(.69)	(.67)	(.76)		(.76)

Net asset value, end of year	$11.94	$11.07	$11.82	$11.50		$11.90

Total Return(c)	13.89%	(.35)%	8.98%	4.25%		(16.19)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.76%	.79%	.81%	.91%		1.20%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.70%	.72%	.71%	.73%		.72%
Expenses, excluding expense reductions and expenses reimburse[d]	.76%	.79%	.81%	.91%		1.20%
Net investment income	5.60%	6.35%	5.97%	6.83%		5.90%

Supplemental Data:

Net assets, end of year (000)	$258,682	$175,052	$215,479	$112,500		$4,513
Portfolio turnover rate	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

194	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares

	Year Ended 9/30		7/26/2010(a) to 9/30/2010

	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.06	$11.81	$11.58

Investment operations:
Net investment income(b)	.66	.68	.12
Net realized and unrealized gain (loss)	.85	(.74)	.23

Total from investment operations	1.51	(.06)	.35

Distributions to shareholders from:
Net investment income	(.63)	(.69)	(.12)

Net asset value, end of period	$11.94	$11.06	$11.81

Total Return(c)	14.08%	(.28)%	3.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.60%	.62%	.62	%(f)
Expenses, excluding expense reductions	.66%	.70%	.72	%(f)
Net investment income	5.78%	6.18%	5.75	%(f)

Supplemental Data:

Net assets, end of period (000)	$1,629	$2,258	$112
Portfolio turnover rate	27.20%	40.94%	37.68%

(a)	Commencement of operations was 7/26/2010 and SEC the effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

See Notes to Financial Statements.	195

Financial Highlights (concluded)
HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares

	Year Ended 9/30

	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$11.07	$11.82	$11.50	$11.90		$15.04

Investment operations:
Net investment income(a)	.61	.67	.66	.71		.74
Net realized and unrealized gain (loss)	.85	(.77)	.30	(.39	)(b)	(3.13)

Total from investment operations	1.46	(.10)	.96	.32		(2.39)

Distributions to shareholders from:
Net investment income	(.59)	(.65)	(.64)	(.72)		(.75)

Net asset value, end of year	$11.94	$11.07	$11.82	$11.50		$11.90

Total Return(c)	13.56%	(.65)%	8.67%	3.87%		(16.34)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.08%	1.11%	1.12%	1.26%		1.35%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.02%	1.04%	1.02%	1.08%		.87%
Expenses, excluding expense reductions and expenses reimbursed	1.08%	1.11%	1.12%	1.26%		1.51%
Net investment income	5.36%	6.07%	5.71%	7.04%		5.46%

Supplemental Data:

Net assets, end of year (000)	$12	$11	$11	$10		$10
Portfolio turnover rate	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

196	See Notes to Financial Statements.

Financial Highlights
CALIFORNIA TAX FREE FUND

	Class A Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.90	$10.24	$10.17	$9.38	$10.57

Investment operations:
Net investment income(a)	.43	.48	.47	.45	.45
Net realized and unrealized gain (loss)	.83	(.35)	.07	.80	(1.18)

Total from investment operations	1.26	.13	.54	1.25	(.73)

Distributions to shareholders from:
Net investment income	(.43)	(.47)	(.47)	(.46)	(.46)

Net asset value, end of year	$10.73	$9.90	$10.24	$10.17	$9.38

Total Return(b)	12.94%	1.56%	5.52%	13.92%	(7.16)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.82%	.85%	.84%	.91%	1.18%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.79%	.79%	.78%	.78%	.80%
Expenses, excluding expense reductions and expenses reimbursed	.82%	.85%	.84%	.91%	1.18%
Net investment income	4.16%	4.96%	4.74%	4.87%	4.41%

Supplemental Data:

Net assets, end of year (000)	$191,127	$150,423	$166,247	$159,768	$144,165
Portfolio turnover rate	28.15%	36.60%	47.68%	34.04%	49.17%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	197

Financial Highlights (continued)
CALIFORNIA TAX FREE FUND

	Class C Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.90	$10.25	$10.17	$9.39	$10.58

Investment operations:
Net investment income(a)	.36	.42	.40	.38	.39
Net realized and unrealized gain (loss)	.83	(.36)	.08	.80	(1.18)

Total from investment operations	1.19	.06	.48	1.18	(.79)

Distributions to shareholders from:
Net investment income	(.36)	(.41)	(.40)	(.40)	(.40)

Net asset value, end of year	$10.73	$9.90	$10.25	$10.17	$9.39

Total Return(b)	12.23%	.80%	4.88%	13.13%	(7.73)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.45%	1.50%	1.55%	1.60%	1.79%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.42%	1.44%	1.49%	1.48%	1.41%
Expenses, excluding expense reductions and expenses reimbursed	1.45%	1.50%	1.55%	1.60%	1.79%
Net investment income	3.51%	4.32%	4.02%	4.14%	3.79%

Supplemental Data:

Net assets, end of year (000)	$38,712	$28,023	$33,280	$28,896	$18,793
Portfolio turnover rate	28.15%	36.60%	47.68%	34.04%	49.17%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

198	See Notes to Financial Statements.

Financial Highlights (continued)
CALIFORNIA TAX FREE FUND

	Class F Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.90	$10.24	$10.17	$9.38	$10.57

Investment operations:
Net investment income(a)	.44	.49	.48	.46	.45
Net realized and unrealized gain (loss)	.83	(.35)	.07	.80	(1.17)

Total from investment operations	1.27	.14	.55	1.26	(.72)

Distributions to shareholders from:
Net investment income	(.44)	(.48)	(.48)	(.47)	(.47)

Net asset value, end of year	$10.73	$9.90	$10.24	$10.17	$9.38

Total Return(b)	13.04%	1.65%	5.62%	14.06%	(7.07)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72%	.75%	.74%	.79%	1.05%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.69%	.69%	.68%	.67%	.67%
Expenses, excluding expense reductions and expenses reimbursed	.72%	.75%	.74%	.79%	1.07%
Net investment income	4.23%	5.06%	4.81%	4.84%	4.48%

Supplemental Data:

Net assets, end of year (000)	$22,344	$14,605	$12,683	$6,578	$285
Portfolio turnover rate	28.15%	36.60%	47.68%	34.04%	49.17%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	199

Financial Highlights (concluded)
CALIFORNIA TAX FREE FUND

	Class I Shares

	Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011

Per Share Operating Performance
Net asset value, beginning of period	$9.90	$9.24

Investment operations:
Net investment income(b)		—	(c)
Net realized and unrealized loss		(.01)

Total from investment operations		(.01)

Net asset value on SEC Effective Date, 2/1/2011		$9.23

Investment operations:
Net investment income(b)	.45	.33
Net realized and unrealized gain	.83	.67	(d)

Total from investment operations	1.28	1.00

Distributions to shareholders from:
Net investment income	(.45)	(.33)

Net asset value, end of period	$10.73	$9.90

Total Return(e)		10.89	%(f)(g)
Total Return(e)	13.17%	10.99	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.59%	.60	%(j)
Expenses, excluding expense reductions	.62%	.69	%(j)
Net investment income	4.39%	5.24	%(j)

Supplemental Data:

Net assets, end of period (000)	$13	$11
Portfolio turnover rate	28.15%	36.60%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

200	See Notes to Financial Statements.

Financial Highlights
NEW JERSEY TAX FREE FUND

	Class A Shares

	Year Ended 9/30

	2012		2011		2010		2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$4.69		$4.85		$4.78		$4.43	$5.00

Investment operations:
Net investment income(a)	.19		.21		.21		.21	.21
Net realized and unrealized gain (loss)	.38		(.16)		.07		.35	(.56)

Total from investment operations	.57		.05		.28		.56	(.35)

Distributions to shareholders from:
Net investment income	(.19)		(.21)		(.21)		(.21)	(.22)

Net asset value, end of year	$5.07		$4.69		$4.85		$4.78	$4.43

Total Return(b)	12.41%		1.23%		6.13%		13.13%	(7.36)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.83%		.85%		.83%		.81%	.90%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.82	%(c)	.82	%(c)	.80	%(c)	.81%	.82	%(c)
Expenses, excluding expense reductions and expenses reimbursed	.83%		.85%		.83%		.81%	.90%
Net investment income	3.96%		4.62%		4.53%		4.78%	4.34%

Supplemental Data:

Net assets, end of year (000)	$136,085		$113,783		$125,722		$128,778	$114,704
Portfolio turnover rate	31.06%		23.14%		32.22%		20.68%	32.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	201

Financial Highlights (continued)
NEW JERSEY TAX FREE FUND

	Class F Shares

	Year Ended 9/30

	2012		2011		2010		2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$4.69		$4.85		$4.78		$4.43	$5.00

Investment operations:
Net investment income(a)	.20		.22		.22		.21	.21
Net realized and unrealized gain (loss)	.38		(.17)		.07		.35	(.56)

Total from investment operations	.58		.05		.29		.56	(.35)

Distributions to shareholders from:
Net investment income	(.20)		(.21)		(.22)		(.21)	(.22)

Net asset value, end of year	$5.07		$4.69		$4.85		$4.78	$4.43

Total Return(b)	12.51%		1.33%		6.23%		13.26%	(7.27)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.73%		.75%		.72%		.70%	.74%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.72	%(c)	.72	%(c)	.70	%(c)	.70%	.66	%(c)
Expenses, excluding expense reductions and expenses reimbursed	.73%		.75%		.72%		.70%	.77%
Net investment income	3.98%		4.70%		4.61%		4.73%	4.41%

Supplemental Data:

Net assets, end of year (000)	$7,400		$3,949		$2,775		$969	$48
Portfolio turnover rate	31.06%		23.14%		32.22%		20.68%	32.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

202	See Notes to Financial Statements.

Financial Highlights (concluded)
NEW JERSEY TAX FREE FUND

	Class I Shares
	Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$4.69	$4.42

Investment operations:
Net investment income(b)		—	(c)
Net realized and unrealized loss		(.01)

Total from investment operations		(.01)

Net asset value on SEC Effective Date, 2/1/2011		$4.41

Investment operations:
Net investment income(b)	.21	.15
Net realized and unrealized gain	.37	.28	(d)

Total from investment operations	.58	.43

Distributions to shareholders from:
Net investment income	(.20)	(.15)
Net asset value, end of period	$5.07	$4.69

Total Return(e)		9.79	%(f)(g)
Total Return(e)	12.43%	10.02	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.60%	.59	%(j)
Expenses, excluding expense reductions	.61%	.64	%(j)
Net investment income	4.18%	4.85	%(j)

Supplemental Data:

Net assets, end of period (000)	$12	$11
Portfolio turnover rate	31.06%	23.14%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	203

Financial Highlights
NEW YORK TAX FREE FUND

	Class A Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.66	$10.96	$10.78	$9.71	$10.96

Investment operations:
Net investment income(a)	.43	.48	.49	.48	.46
Net realized and unrealized gain (loss)	.73	(.30)	.17	1.06	(1.24)

Total from investment operations	1.16	.18	.66	1.54	(.78)

Distributions to shareholders from:
Net investment income	(.44)	(.48)	(.48)	(.47)	(.47)

Net asset value, end of year	$11.38	$10.66	$10.96	$10.78	$9.71

Total Return(b)	11.05%	1.85%	6.37%	16.49%	(7.37)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.84%	.85%	.85%	.87%	.99%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.78%	.78%	.77%	.78%	.78%
Expenses, excluding expense reductions and expenses reimbursed	.84%	.85%	.85%	.87%	1.00%
Net investment income	3.95%	4.64%	4.55%	4.90%	4.36%

Supplemental Data:

Net assets, end of year (000)	$285,447	$216,126	$238,259	$231,452	$221,057
Portfolio turnover rate	18.34%	47.37%	30.34%	22.34%	44.67%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

204	See Notes to Financial Statements.

Financial Highlights (continued)
NEW YORK TAX FREE FUND

	Class C Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.65	$10.95	$10.76	$9.70	$10.96

Investment operations:
Net investment income(a)	.36	.42	.41	.41	.40
Net realized and unrealized gain (loss)	.72	(.31)	.19	1.06	(1.25)

Total from investment operations	1.08	.11	.60	1.47	(.85)

Distributions to shareholders from:
Net investment income	(.36)	(.41)	(.41)	(.41)	(.41)

Net asset value, end of year	$11.37	$10.65	$10.95	$10.76	$9.70

Total Return(b)	10.36%	1.19%	5.74%	15.69%	(8.02)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.47%	1.50%	1.54%	1.55%	1.63%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.42%	1.43%	1.46%	1.46%	1.41%
Expenses, excluding expense reductions and expenses reimbursed	1.47%	1.50%	1.54%	1.55%	1.63%
Net investment income	3.31%	3.99%	3.85%	4.21%	3.72%

Supplemental Data:

Net assets, end of year (000)	$50,407	$38,627	$42,397	$37,554	$31,262
Portfolio turnover rate	18.34%	47.37%	30.34%	22.34%	44.67%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	205

Financial Highlights (continued)
NEW YORK TAX FREE FUND

	Class F Shares

	Year Ended 9/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.67	$10.97	$10.78	$9.72	$10.96

Investment operations:
Net investment income(a)	.44	.49	.50	.48	.48
Net realized and unrealized gain (loss)	.73	(.30)	.18	1.06	(1.24)

Total from investment operations	1.17	.19	.68	1.54	(.76)

Distributions to shareholders from:
Net investment income	(.45)	(.49)	(.49)	(.48)	(.48)

Net asset value, end of year	$11.39	$10.67	$10.97	$10.78	$9.72

Total Return(b)	11.15%	1.95%	6.57%	16.51%	(7.18)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.74%	.75%	.75%	.77%	.82%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.68%	.68%	.67%	.68%	.61%
Expenses, excluding expense reductions and expenses reimbursed	.74%	.75%	.75%	.77%	.83%
Net investment income	3.99%	4.73%	4.64%	4.81%	4.43%

Supplemental Data:

Net assets, end of year (000)	$16,491	$7,907	$7,631	$3,143	$9
Portfolio turnover rate	18.34%	47.37%	30.34%	22.34%	44.67%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

206	See Notes to Financial Statements.

Financial Highlights (concluded)
NEW YORK TAX FREE FUND

	Class I Shares

	Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.67	$10.10

Investment operations:
Net investment income(b)		—	(c)
Net realized and unrealized loss		(.01)

Total from investment operations		(.01)

Net asset value on SEC Effective Date, 2/1/2011		$10.09

Investment operations:
Net investment income(b)	.41	.34
Net realized and unrealized gain	.77	.58	(d)

Total from investment operations	1.18	.92

Distributions to shareholders from:
Net investment income	(.46)	(.34)

Net asset value, end of period	$11.39	$10.67

Total Return(e)		9.12	%(f)(g)
Total Return(e)	11.30%	9.21	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.58%	.57	%(j)
Expenses, excluding expense reductions	.64%	.67	%(j)
Net investment income	3.68%	4.91	%(j)

Supplemental Data:

Net assets, end of period (000)	$265	$11
Portfolio turnover rate	18.34%	47.37%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	207

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,I and P
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchase and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2009 through September 30, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2012, each Fund, except Short Duration, had open futures contracts.

(g)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2012, as well as the average trust certificates outstanding for the fiscal year ended September 30, 2012:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding

Short Duration	$17,000,000.19%		$34,873,150	$11,000,000
Intermediate	11,815,000	.18% - .21%	25,904,161	10,139,000
AMT Free	—	—	—	500,000
National	93,095,000	.18% - .25%	222,855,269	143,626,336
High Yield	72,660,000	.18% - .25%	169,165,222	118,796,000
California	1,500,000.19%		3,594,645	8,785,000
New Jersey	—	—	—	3,186,000
New York	4,030,000.19%		9,536,704	13,512,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2012, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 – unadjusted quoted prices in active markets for identical investments;

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (continued)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2012 in valuing each Fund’s assets and liabilities carried at fair value:

			Short Duration

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,082,260,629	$—	$2,082,260,629
Variable Rate Demand Notes	—	450,555,700	—	450,555,700

Total	$—	$2,532,816,329	$—	$2,532,816,329

Liabilities

Trust Certificates	$—	$(17,000,000)	$—	$(17,000,000)

Total	$—	$(17,000,000)	$—	$(17,000,000)

			Intermediate

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$3,666,182,770	$—	$3,666,182,770
Money Market Mutual Fund	1,775	—	—	1,775
Variable Rate Demand Notes	—	106,875,000	—	106,875,000

Total	$1,775	$3,773,057,770	$—	$3,773,059,545

Liabilities

Trust Certificates	$—	$(11,815,000)	$—	$(11,815,000)

Total	$—	$(11,815,000)	$—	$(11,815,000)

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(446,042)	—	—	(446,042)

Total	$(446,042)	$—	$—	$(446,042)

	AMT Free

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$171,497,038	$—	$171,497,038
Variable Rate Demand Note	—	500,000	—	500,000

Total	$—	$171,997,038	$—	$171,997,038

Other Financial Instruments

Futures Contracts
Assets	$4,021	$—	$—	$4,021
Liabilities	(21,574)	—	—	(21,574)

Total	$(17,553)	$—	$—	$(17,553)

Notes to Financial Statements (continued)

	National

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,092,141,697	$—	$2,092,141,697
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Notes	—	3,210,000	—	3,210,000

Total	$908	$2,095,351,697	$—	$2,095,352,605

Liabilities

Trust Certificates	$—	$(93,095,000)	$—	$(93,095,000)

Total	$—	$(93,095,000)	$—	$(93,095,000)

Other Financial Instruments

Futures Contracts
Assets	$44,508	$—	$—	$44,508
Liabilities	(120,466)	—	—	(120,466)

Total	$(75,958)	$—	$—	$(75,958)

	High Yield

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,005,147,033	$—	$2,005,147,033
Money Market Mutual Fund	797	—	—	797
Variable Rate Demand Notes	—	19,450,000	—	19,450,000

Total	$797	$2,024,597,033	$—	$2,024,597,830

Liabilities

Trust Certificates	$—	$(72,660,000)	$—	$(72,660,000)

Total	$—	$(72,660,000)	$—	$(72,660,000)

Other Financial Instruments

Futures Contracts
Assets	$36,804	$—	$—	$36,804
Liabilities	(126,471)	—	—	(126,471)

Total	$(89,667)	$—	$—	$(89,667)

	California

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$249,336,853	$—	$249,336,853
Money Market Mutual Fund	26	—	—	26
Variable Rate Demand Note	—	1,700,000	—	1,700,000

Total	$26	$251,036,853	$—	$251,036,879

Liabilities

Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)

Total	$—	$(1,500,000)	$—	$(1,500,000)

Other Financial Instruments

Futures Contracts
Assets	$8,131	$—	$—	$8,131
Liabilities	(76,489)	—	—	(76,489)

Total	$(68,358)	$—	$—	$(68,358)

Notes to Financial Statements (continued)

	New Jersey

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$140,045,944	$—	$140,045,944
Money Market Mutual Fund	5	—	—	5

Total	$5	$140,045,944	$—	$140,045,949

Other Financial Instruments

Futures Contracts
Assets	$3,852	$—	$—	$3,852
Liabilities	(12,270)	—	—	(12,270)

Total	$(8,418)	$—	$—	$(8,418)

	New York

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$348,454,832	$—	$348,454,832
Money Market Mutual Fund	331	—	—	331
Variable Rate Demand Note	—	2,000,000	—	2,000,000

Total	$331	$350,454,832	$—	$350,455,163

Liabilities

Trust Certificates	$—	$(4,030,000)	$—	$(4,030,000)

Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments

Futures Contracts
Assets	$11,126	$—	$—	$11,126
Liabilities	(31,267)	—	—	(31,267)

Total	$(20,141)	$—	$—	$(20,141)

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Intermediate	National	High Yield

Investment Type	Municipal Bonds	Municipal Bonds	Municipal Bonds

Balance as of October 1, 2011	$534,590	$534,590	$1,269,652
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	—	—	—
Purchases	—	—	—
Sales	—	—	—
Net transfers in or out of Level 3	(534,590)	(534,590)	(1,269,652)

Balance as of September 30, 2012	$—	$—	$—

Notes to Financial Statements (continued)

(j)

Disclosures about Derivative Instruments and Hedging Activities–Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2012 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2012, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized loss and net change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and for the fiscal year ended September 30, 2012:

	Net Unrealized Depreciation as of September 30, 2012	Net Realized Loss	Net Change in Unrealized Appreciation/ (Depreciation)	Average Number of Contracts*

Intermediate	$(446,042)	$(10,964,930)	$2,117,786	951
AMT Free	(17,553)	(1,234,954)	166,357	76
National	(75,958)	(19,027,383)	5,688,303	1,092
High Yield	(89,667)	(21,209,731)	9,271,168	1,034
California	(68,358)	(3,278,565)	1,462,699	148
New Jersey	(8,418)	(1,457,143)	662,044	72
New York	(20,141)	(3,904,160)	1,796,335	198

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2012.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

Notes to Financial Statements (continued)

The management fee for each of Short Duration and Intermediate is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the fiscal year ended September 30, 2012, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee

Short Duration	.31%
Intermediate	.35%
AMT Free	.14%
National	.43%
High Yield	.48%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the twelve month period February 1, 2012 through January 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate and AMT Free and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .41%, .47% and .35%, respectively. This agreement may be terminated only upon approval of the Board.

For the twelve month period through January 31, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate and AMT Free and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, did not exceed an annualized rate of .39%, .45% and .30%, respectively.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P

Service	.15%	.25%	.25%	—	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2012:

	Distributor Commissions	Dealers’ Concessions

Short Duration	$105,844	$636,478
Intermediate	433,347	2,630,683
AMT Free	42,106	258,459
National	281,302	1,820,488
High Yield	283,627	1,851,715
California	27,677	157,988
New Jersey	10,404	68,373
New York	29,753	180,443

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2012:

	Class A	Class C

Short Duration	$273,508	$77,457
Intermediate	214,885	100,822
AMT Free	8,623	1,509
National	35,795	20,379
High Yield	47,209	45,019
California	12,977	4,950
New Jersey	135	—
New York	4,122	4,967

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax characters of distributions paid during the fiscal years ended September 30, 2012 and 2011 were as follows:

	Short Duration		Intermediate

	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2012	9/30/2011	9/30/2012	9/30/2011

Distributions paid from:
Tax-exempt income	$34,337,008	$36,254,784	$91,374,736	$75,976,180
Net long-term capital gains	1,326,190	—	—	—

Total distributions paid	$35,663,198	$36,254,784	$91,374,736	$75,976,180

	AMT Free		National

	Year Ended	Period Ended	Year Ended	Year Ended
	9/30/2012	9/30/2011*	9/30/2012	9/30/2011

Distributions paid from:
Tax-exempt income	$4,639,188	$1,507,013	$79,268,242	$78,421,436

Total distributions paid	$4,639,188	$1,507,013	$79,268,242	$78,421,436

	High Yield		California

	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2012	9/30/2011	9/30/2012	9/30/2011

Distributions paid from:
Tax-exempt income	$85,717,155	$95,794,732	$8,748,816	$9,117,785
Ordinary income	827,394	1,275,463	—	—

Total distributions paid	$86,544,549	$97,070,195	$8,748,816	$9,117,785

	New Jersey		New York

	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2012	9/30/2011	9/30/2012	9/30/2011

Distributions paid from:
Tax-exempt income	$5,148,928	$5,301,017	$11,328,508	$11,873,846
Ordinary income	—	76,137	—	—

Total distributions paid	$5,148,928	$5,377,154	$11,328,508	$11,873,846

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

Notes to Financial Statements (continued)

As of September 30, 2012, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate

Undistributed tax-exempt income-net	$165,910	$525,985
Undistributed long-term capital gains	1,184,331	—

Total undistributed earnings	1,350,241	525,985
Capital loss carryforwards*	—	(2,119,633)
Temporary differences	(1,776,209)	(118,877)
Unrealized gains-net	52,554,682	236,850,034

Total accumulated gains-net	$52,128,714	$235,137,509

	AMT Free	National

Undistributed tax-exempt income-net	$42,596	$641,087

Total undistributed earnings	42,596	641,087
Capital loss carryforwards*	(308,610)	(46,322,988)
Temporary differences	(567,078)	(464,246)
Unrealized gains-net	12,957,768	173,940,351

Total accumulated gains-net	$12,124,676	$127,794,204

	High Yield	California

Capital loss carryforwards*	$(299,874,150)	$(13,456,303)
Temporary differences	(25,088,607)	(1,211,379)
Unrealized gains-net	34,413,850	23,589,519

Total accumulated gains (losses)-net	$(290,548,907)	$8,921,837

	New Jersey	New York

Capital loss carryforwards*	$(8,268,197)	$(12,046,876)
Temporary differences	(478,722)	(1,984,436)
Unrealized gains-net	11,709,712	27,133,521

Total accumulated gains-net	$2,962,793	$13,102,209

*	As of September 30, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2013	2014	2015	2016	2017	2018	2019	Indefinite	Total

Intermediate	$—	$—	$—	$—	$—	$—	$2,119,633	$—	$2,119,633
AMT	—	—	—	—	—	—	—	308,610	$308,610
National**	211,810	1,608,164	1,395,469	1,774,936	24,469,869	16,239,818	—	622,922	$46,322,988
High Yield	—	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	45,256,026	$299,874,150
California	—	—	429,137	3,345	1,405,669	5,151,330	502,921	5,963,901	$13,456,303
New Jersey	—	87,412	—	—	—	4,168,179	1,290,500	2,722,106	$8,268,197
New York	—	562,562	—	—	1,280,143	5,906,184	2,268,803	2,029,184	$12,046,876

**	$12,052,941 of cumulative capital loss carryforwards were transferred from an acquisition. Refer to Note 12 Reorganizations for additional information.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (continued)

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer Qualified Late-Year Losses during fiscal 2012 as follows:

Short Duration	$ 1,688,572
AMT Free	565,240
High Yield	24,584,980
California	663,425
New Jersey	199,328
New York	1,086,317

As of September 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

Short Duration	$2,463,261,647	$55,034,573	$(2,479,891)	$52,554,682
Intermediate	3,524,394,511	247,124,682	(10,274,648)	236,850,034
AMT Free	159,039,270	12,994,918	(37,150)	12,957,768
National	1,828,317,254	198,329,228	(24,388,877)	173,940,351
High Yield	1,917,523,980	177,038,464	(142,624,614)	34,413,850
California	225,947,360	24,565,205	(975,686)	23,589,519
New Jersey	128,336,237	13,371,303	(1,661,591)	11,709,712
New York	319,291,642	29,656,937	(2,523,416)	27,133,521

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Permanent items identified during the fiscal year ended September 30, 2012 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital

Short Duration	$(54,950)	$54,950	$—
Intermediate	(77,830)	77,830	—
AMT Free	(1,049)	2,991	(1,942)
National	(293,575)	2,325,732	(2,032,157)
High Yield	(510,717)	510,717	—
California	(2,300)	779,957	(777,657)
New Jersey	(781)	1,374,562	(1,373,781)
New York	(22,862)	22,862	—

The permanent differences are attributable to the tax treatment of accretion on market discount, certain expenses and the expiration of capital loss carryforwards.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2012 were as follows:

	Purchases	Sales

Short Duration	$990,238,158	$305,712,083
Intermediate	1,842,815,629	639,864,294
AMT Free	116,275,013	19,993,271
National	973,256,355	854,487,524
High Yield	694,605,046	482,780,468
California	90,366,681	62,967,963
New Jersey	49,841,261	41,117,247
New York	102,377,450	56,083,666

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, each Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended September 30, 2012, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of September 30, 2012, there were no loans outstanding pursuant to this Facility.

Notes to Financial Statements (continued)

For the period February 3, 2011 through April 1, 2012, Short Duration, High Yield and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield

Notes to Financial Statements (continued)

may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	42,634,932	$677,233,559	39,424,502	$620,377,830
Reinvestment of distributions	962,340	15,283,241	980,563	15,407,656
Shares reacquired	(27,890,001)	(442,708,942)	(45,428,357)	(713,037,931)

Increase (decrease)	15,707,271	$249,807,858	(5,023,292)	$(77,252,445)

Class C Shares

Shares sold	6,990,353	$111,023,211	5,250,502	$82,606,872
Reinvestment of distributions	102,850	1,632,797	107,965	1,696,709
Shares reacquired	(3,894,296)	(61,852,259)	(5,798,281)	(91,023,998)

Increase (decrease)	3,198,907	$50,803,749	(439,814)	$(6,720,417)

Class F Shares

Shares sold	37,232,554	$591,634,817	19,278,675	$303,126,692
Reinvestment of distributions	274,754	4,364,848	218,750	3,438,004
Shares reacquired	(16,502,555)	(262,303,705)	(14,382,150)	(225,812,697)

Increase	21,004,753	$333,695,960	5,115,275	$80,751,999

Notes to Financial Statements (continued)

Short Duration	Year Ended September 30, 2012		Year Ended September 30, 2011

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	2,584,913	$41,036,826	859,524	$13,530,756
Reinvestment of distributions	15,568	247,626	5,599	88,133
Shares reacquired	(1,553,382)	(24,693,271)	(605,760)	(9,559,153)

Increase	1,047,099	$16,591,181	259,363	$4,059,736

Intermediate	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	93,112,669	$1,002,185,243	63,027,315	$649,441,782
Converted from Class B*	34,912	375,792	35,278	360,887
Reinvestment of distributions	3,565,467	38,478,162	2,944,250	30,127,479
Shares reacquired	(40,951,426)	(439,417,803)	(59,480,984)	(604,834,882)

Increase	55,761,622	$601,621,394	6,525,859	$75,095,266

Class B Shares

Shares sold	29,128	$313,376	37,468	$380,027
Reinvestment of distributions	8,701	93,516	12,890	131,653
Shares reacquired	(85,187)	(913,705)	(127,458)	(1,292,579)
Converted to Class A*	(34,944)	(375,792)	(35,312)	(360,887)

Decrease	(82,302)	$(882,605)	(112,412)	$(1,141,786)

Class C Shares

Shares sold	26,726,818	$287,280,002	16,950,943	$174,446,587
Reinvestment of distributions	775,821	8,358,675	681,105	6,960,720
Shares reacquired	(7,103,145)	(76,377,675)	(11,583,602)	(117,445,031)

Increase	20,399,494	$219,261,002	6,048,446	$63,962,276

Class F Shares

Shares sold	55,913,926	$600,833,634	45,156,440	$461,870,690
Reinvestment of distributions	973,940	10,522,333	631,744	6,462,834
Shares reacquired	(17,386,747)	(187,081,406)	(22,800,469)	(232,064,976)

Increase	39,501,119	$424,274,561	22,987,715	$236,268,548

			Period Ended September 30, 2011†

Class I Shares			Shares	Amount

Shares sold	3,505,459	$37,682,400	243,673	$2,516,668
Reinvestment of distributions	23,494	255,009	1,850	19,304
Shares reacquired	(362,249)	(3,939,197)	(579)	(6,018)

Increase	3,166,704	$33,998,212	244,944	$2,529,954

Notes to Financial Statements (continued)

Intermediate	Year Ended September 30, 2012		Year Ended September 30, 2011

Class P Shares	Shares	Amount	Shares	Amount

Reinvestment of distributions	37.982	$409	45.581	$469

Increase	37.982	$409	45.581	$469

AMT Free	Year Ended September 30, 2012		Period Ended September 30, 2011††

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	5,125,553	$80,830,989	4,597,265	$66,615,105
Reinvestment of distributions	159,905	2,542,938	32,339	470,929
Shares reacquired	(2,341,903)	(37,010,690)	(499,723)	(7,263,033)

Increase	2,943,555	$46,363,237	4,129,881	$59,823,001

Class C Shares

Shares sold	1,004,269	$15,895,353	186,329	$2,717,662
Reinvestment of distributions	12,078	192,957	1,478	21,699
Shares reacquired	(70,344)	(1,119,948)	(19,849)	(292,045)

Increase	946,003	$14,968,362	167,958	$2,447,316

Class F Shares

Shares sold	1,972,709	$31,322,368	264,174	$3,898,933
Reinvestment of distributions	14,665	235,359	1,320	19,497
Shares reacquired	(249,847)	(3,989,887)	(15,663)	(232,333)

Increase	1,737,527	$27,567,840	249,831	$3,686,097

Class I Shares

Shares sold	893,026	$14,222,738	670	$10,055
Reinvestment of distributions	59	948	31	442
Shares reacquired	(382,874)	(6,150,000)	—	—

Increase	510,211	$8,073,686	701	$10,497

National	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	28,420,946	$315,267,233	19,282,466	$199,147,184
Converted from Class B*	120,130	1,323,114	332,348	3,389,830
Reinvestment of distributions	5,018,202	55,496,738	5,045,526	51,645,948
Shares reacquired	(20,036,068)	(220,598,682)	(38,999,284)	(397,196,646)
Shares issued in reorganizations (See Note 12)	—	—	55,034,359	566,853,901

Increase	13,523,210	$151,488,403	40,695,415	$423,840,217

Class B Shares

Shares sold	31,421	$339,685	21,915	$229,993
Reinvestment of distributions	21,004	232,543	35,193	362,553
Shares reacquired	(130,923)	(1,450,927)	(339,361)	(3,453,132)
Converted to Class A*	(119,536)	(1,323,114)	(330,715)	(3,389,830)

Decrease	(198,034)	$(2,201,813)	(612,968)	$(6,250,416)

Notes to Financial Statements (continued)

National	Year Ended September 30, 2012		Year Ended September 30, 2011

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	5,516,258	$61,212,972	2,975,419	$30,940,944
Reinvestment of distributions	371,609	4,118,872	357,691	3,672,942
Shares reacquired	(2,242,441)	(24,765,890)	(4,969,746)	(50,492,778)

Increase (decrease)	3,645,426	$40,565,954	(1,636,636)	$(15,878,892)

Class F Shares

Shares sold	5,825,691	$64,453,660	3,623,729	$37,684,526
Reinvestment of distributions	210,971	2,341,872	141,747	1,451,505
Shares reacquired	(2,388,365)	(26,257,268)	(4,750,839)	(48,955,530)
Shares issued in reorganizations (See Note 12)	—	—	2,276,678	23,427,016

Increase	3,648,297	$40,538,264	1,291,315	$13,607,517

Class I Shares

Shares sold	5,686	$65,206	— (a)	$5
Reinvestment of distributions	62	695	52	529

Increase	5,748	$65,901	52	$534

High Yield	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	33,169,150	$380,677,984	30,917,948	$342,129,561
Reinvestment of distributions	3,917,450	44,772,742	4,006,922	44,193,007
Shares reacquired	(20,893,388)	(235,241,433)	(56,467,566)	(628,270,128)

Increase (decrease)	16,193,212	$190,209,293	(21,542,696)	$(241,947,560)

Class B Shares

Reinvestment of distributions	44.665	$512	50.335	$551

Increase	44.665	$512	50.335	$551

Class C Shares

Shares sold	9,914,109	$113,874,665	7,052,406	$78,668,082
Reinvestment of distributions	1,321,792	15,090,829	1,474,064	16,248,957
Shares reacquired	(7,844,922)	(88,941,259)	(17,326,232)	(191,361,792)

Increase (decrease)	3,390,979	$40,024,235	(8,799,762)	$(96,444,753)

Class F Shares

Shares sold	12,839,207	$147,250,418	10,507,162	$118,515,023
Reinvestment of distributions	520,235	5,968,087	476,246	5,243,587
Shares reacquired	(7,512,729)	(85,432,106)	(13,399,408)	(147,758,008)

Increase (decrease)	5,846,713	$67,786,399	(2,416,000)	$(23,999,398)

Notes to Financial Statements (continued)

High Yield	Year Ended September 30, 2012		Year Ended September 30, 2011

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	90,432	$1,043,602	798,002	$8,801,820
Reinvestment of distributions	1,050	12,256	255	2,832
Shares reacquired	(159,093)	(1,854,911)	(603,681)	(6,641,274)

Increase (decrease)	(67,611)	$(799,053)	194,576	$2,163,378

Class P Shares

Reinvestment of distributions	51.365	$591	56.070	$618

Increase	51.365	$591	56.070	$618

California	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	4,558,879	$47,597,103	2,423,887	$23,327,288
Reinvestment of distributions	502,520	5,218,897	515,561	4,966,443
Shares reacquired	(2,442,508)	(25,218,536)	(3,974,335)	(38,144,863)

Increase (decrease)	2,618,891	$27,597,464	(1,034,887)	$(9,851,132)

Class C Shares

Shares sold	1,239,388	$12,927,225	384,782	$3,769,410
Reinvestment of distributions	69,196	719,790	68,375	659,141
Shares reacquired	(531,315)	(5,515,593)	(870,943)	(8,317,705)

Increase (decrease)	777,269	$8,131,422	(417,786)	$(3,889,154)

Class F Shares

Shares sold	1,195,948	$12,474,687	1,036,996	$9,973,539
Reinvestment of distributions	36,780	382,961	28,581	275,394
Shares reacquired	(625,484)	(6,533,390)	(828,389)	(7,925,464)

Increase	607,244	$6,324,258	237,188	$2,323,469

			Period Ended September 30, 2011†

Class I Shares			Shares	Amount

Shares sold	—	$—	1,087	$10,045
Reinvestment of distributions	49	513	38	363

Increase	49	$513	1,125	$10,408

Notes to Financial Statements (continued)

New Jersey	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	8,392,260	$40,514,369	2,872,430	$13,072,414
Reinvestment of distributions	782,762	3,836,105	825,069	3,774,629
Shares reacquired	(6,583,445)	(31,927,739)	(5,390,367)	(24,666,709)

Increase (decrease)	2,591,577	$12,422,735	(1,692,868)	$(7,819,666)

Class F Shares

Shares sold	1,041,622	$5,116,257	1,113,446	$5,228,495
Reinvestment of distributions	24,444	120,686	17,327	79,168
Shares reacquired	(448,666)	(2,207,709)	(861,712)	(3,927,334)

Increase	617,400	$3,029,234	269,061	$1,380,329

			Period Ended September 30, 2011†

Class I Shares			Shares	Amount

Shares sold	—	$—	2,273	$10,047
Reinvestment of distributions	98	485	74	335

Increase	98	$485	2,347	$10,382

New York	Year Ended September 30, 2012		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	6,773,327	$75,297,315	3,011,463	$31,640,785
Reinvestment of distributions	610,578	6,745,539	617,001	6,435,697
Shares reacquired	(2,571,509)	(28,328,743)	(5,101,187)	(53,078,147)

Increase (decrease)	4,812,396	$53,714,111	(1,472,723)	$(15,001,665)

Class C Shares

Shares sold	1,339,145	$14,844,381	565,408	$5,931,487
Reinvestment of distributions	73,210	807,397	72,121	751,188
Shares reacquired	(604,643)	(6,677,400)	(883,981)	(9,124,752)

Increase (decrease)	807,712	$8,974,378	(246,452)	$(2,442,077)

Class F Shares

Shares sold	918,529	$10,111,498	518,654	$5,506,570
Reinvestment of distributions	29,164	323,460	20,782	216,690
Shares reacquired	(240,832)	(2,670,085)	(494,411)	(5,089,971)

Increase	706,861	$7,764,873	45,025	$633,289

Notes to Financial Statements (concluded)

New York	Year Ended September 30, 2012		Period Ended September 30, 2011†

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	22,038	$250,000	994	$10,045
Reinvestment of distributions	192	2,164	33	339

Increase	22,230	$252,164	1,027	$10,384

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.

†	For the period January 31, 2011 (commencement of operations) to September 30, 2011.

††	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

12.	REORGANIZATIONS

As of the close of business on November 19, 2010, National acquired the net assets of each of the funds listed below (the “Acquired Funds”), pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on November 5, 2010. The acquisition was accomplished by a tax-free exchange of 57,311,037 shares (valued at $590,280,917) of National and 107,952,755 shares of the Acquired Funds outstanding on November 19, 2010. The Acquired Funds’ net assets at the date of the acquisition, including $4,356,765 of net unrealized depreciation, $95,025 of undistributed net investment income, and $16,280,071 of accumulated net realized losses, were combined with those of National. Total shares issued by National and total net assets of the Acquired Funds, including net unrealized appreciation/(depreciation), undistributed (distributions in excess of) net investment income, and accumulated net realized losses were as follows:

Acquired Fund	Shares Issued by National	Shares Exchanged	Net Unrealized Appreciation/ (Depreciation)	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Total Net Assets of the Acquired Funds

Connecticut	10,584,625	11,120,698	$(1,481,652)	$(7,831)	$(4,837,006)	$109,014,889
Georgia	12,059,536	23,467,055	(954,682)	81,755	(4,252,963)	124,205,487
Hawaii	11,246,528	24,242,654	476,365	452	(2,758,620)	115,835,572
Missouri	14,956,054	31,401,203	(2,009,392)	33,575	(3,321,157)	154,045,213
Pennsylvania	8,464,294	17,721,145	(387,404)	(12,926)	(1,110,325)	87,179,756

The total net assets of National immediately before the acquisition were $1,190,394,762. Total net assets of the Acquired Funds immediately before the acquisition were $590,280,917. Total net assets of National immediately after the acquisition were $1,780,675,679.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Municipal Income Fund, Inc. and the Shareholders of Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund and Lord Abbett New York Tax-Free Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund (collectively, the “Funds”) as of September 30, 2012, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 20, 2012

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

The following Directors are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are directors of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series. Ms. Foster also serves as an officer of each of those funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989 and Chairman since 1996	Principal Occupation: Formerly was Senior Partner of Lord Abbett (2007 - 2012), Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990 Other Directorships: None.

Independent Directors
The following Independent Directors also are directors of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998-2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited (since 2006), and WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011), and ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007.
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Paul A. Langlois (1968)	Vice President	Elected in 2012

Portfolio Manager, joined Lord Abbett in 2009 and was formerly a Senior Vice President and Investment Officer at J. & W. Seligman & Co. Incorporated and a Vice President and Analyst at Delaware Investments.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

100% of the income distributions paid by each Fund, other than High Yield, during the fiscal year ended September 30, 2012 is tax-exempt dividend income.

99% of the income distributions paid by High Yield during the fiscal year ended September 30, 2012 is tax-exempt dividend income.

Of the distributions paid by Short Duration to shareholders during the fiscal year ended September 30, 2012, $1,326,190 represents long-term capital gains.

Lord Abbett Municipal Income Fund, Inc.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett AMT Free Municipal Bond Fund
Lord Abbett National Tax-Free Income Fund
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett California Tax-Free Income Fund
Lord Abbett New Jersey Tax-Free Income Fund
Lord Abbett New York Tax-Free Fund

LATFI-2-0912 (11/12)

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2012 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2012 and 2011 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2012	2011
Audit Fees {a}	$308,000	$283,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	308,000	283,000

Tax Fees {b}	46,953	45,724
All Other Fees	- 0 -	- 0 -

Total Fees	$354,953	$328,724

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2012 and 2011 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2012 and 2011 were:

	Fiscal year ended:
	2012	2011
All Other Fees {a}	$170,618	$172,220

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2012 and 2011 were:

	Fiscal year ended:
	2012		2011
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012